iShares®

iShares Trust

Supplement dated March 8, 2006

to the Prospectus dated December 1, 2005

for the iShares NYSE Index Funds

        The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares NYSE Index Funds.

The following information replaces the similar information found under the heading “Portfolio Managers” on page 10:

As of February 10, 2006, Ed Corallo is no longer a Portfolio Manager for the iShares NYSE Index Funds. In addition to Patrick O’Connor (who was previously disclosed in the Prospectus dated December 1, 2005) Lisa Chen is also primarily responsible for the day-to-day management of the iShares NYSE Index Funds (together with Patrick O’Connor, the “Portfolio Managers”). Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the iShares NYSE Index Funds since such Funds’ respective inception dates. Mr. O’Connor has been a Portfolio Manager with BGFA and BGI since 1999.

Lisa Chen is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the iShares NYSE Index Funds since February 2006. Ms. Chen has been a portfolio manager for BGFA and BGI since 1999.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-024-0306

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 8, 2006

to the Prospectus dated December 1, 2005

for the iShares Goldman Sachs and MSCI EAFE Funds

        The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares Goldman Sachs and MSCI EAFE Funds.

The following information replaces the similar information found under the heading “Portfolio Managers” on page 31:

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

As of February 10, 2006, Ed Corallo is no longer a Portfolio Manager for the iShares Goldman Sachs Index Funds and Carl Gilchrist is no longer a Portfolio Manager for the iShares MSCI EAFE Index Funds. In addition to Patrick O’Connor (who was previously disclosed in the Prospectus dated December 1, 2005) Lisa Chen is also primarily responsible for the day-to-day management of the iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund and iShares Goldman Sachs Software Index Fund (the “iShares Goldman Sachs Index Funds”). In addition to Lisa Chen (who was previously disclosed in the Prospectus dated December 1, 2005) Patrick O’Connor (together with Lisa Chen, the “Portfolio Managers”) is also primarily responsible for the day-to-day management of the iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund (the “iShares MSCI EAFE Index Funds”). Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the iShares Goldman Sachs Index Funds since such Funds’ respective inception dates and the iShares MSCI EAFE Index Funds since February 2006. Mr. O’Connor has been a portfolio manager for BGFA and BGI since 1999.

Lisa Chen is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the iShares MSCI EAFE Index Funds since such Funds’ respective inception dates and the iShares Goldman Sachs Index Funds since February 2006. Ms. Chen has been a portfolio manager for BGFA and BGI since 1999.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-021-0306

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 8, 2006

to the Prospectus dated August 24, 2005

for the iShares Morningstar Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares Morningstar Index Funds.

The following information replaces the similar information found under the heading “Portfolio Managers” on page 24:

As of February 10, 2006, Ed Corallo is no longer a Portfolio Manager for the iShares Morningstar Index Funds. In addition to Patrick O’Connor (who was previously disclosed in the Prospectuses dated August 24, 2005) Lisa Chen is also primarily responsible for the day-to-day management of the iShares Morningstar Index Funds (together with Patrick O’ Conner, the “Portfolio Managers”). Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the iShares Morningstar Index Funds since such Funds’ respective inception dates. Mr. O’Connor has been a Portfolio Manager with BGFA and BGI since 1999.

Lisa Chen is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the iShares Morningstar Index Funds since February 2006. Ms. Chen has been a Portfolio Manager for BGFA and BGI since 1999.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-027-0306

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 8, 2006

to the Prospectus dated August 1, 2005 (as revised August 24, 2005)

for the iShares Nasdaq Biotechnology Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares Nasdaq Biotechnology Index Fund.

The following information replaces the similar information found under the heading “Portfolio Managers” on page 7:

As of February 10, 2006, Ed Corallo is no longer a Portfolio Manager for the iShares Nasdaq Biotechnology Index Fund (the “Fund”). In addition to Patrick O’Connor (who was previously disclosed in the Prospectus dated August 1, 2005, as revised August 24, 2005) Lisa Chen is also primarily responsible for the day-to-day management of the Fund (together with Patrick O’Connor, the “Portfolio Managers”). Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the Fund since the Fund’s inception date. Mr. O’Connor has been a Portfolio Manager with BGFA and BGI since 1999.

Lisa Chen is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the Fund since February 2006. Ms. Chen has been a Portfolio Manager for BGFA and BGI since 1999.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-022-0306

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

iShares Trust consists of over 70 separate investment portfolios called “Funds”. The Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index, an equity market index compiled by FTSE/Xinhua Index Limited (the “Index Provider”). This Prospectus relates solely to the iShares FTSE/Xinhua China 25 Index Fund. Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Fund.

iShares Trust (the “Trust”) is a registered investment company. The shares of the Trust are listed and traded at market prices on national securities exchanges, such as the New York Stock Exchange. Market prices for the Fund’s shares may be different from its net asset value per share (“NAV”). The Fund has its own CUSIP number and exchange trading symbol.

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated December 1, 2005

(as revised March 8, 2006)

iShares

page i

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and the iShares FTSE/Xinhua China 25 Index Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

The Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”). The Fund’s Underlying Index, the FTSE/Xinhua China 25 Index, was developed by FTSE/Xinhua Index Limited (“FXI”). FXI is a Hong Kong incorporated, joint venture company between FTSE, the global index company, and Xinhua Financial Network. The company was created to facilitate the development of real-time indices for the Chinese market that can be used as performance benchmarks and as a basis for index tracking funds.

BGFA, the investment adviser to the Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with the Index Provider.

®iShares is a registered trademark of Barclays Global Investors, N.A.

Overview

iShares FTSE/Xinhua China 25 Index Fund

CUSIP: 464287184

Trading Symbol: FXI

Underlying Index: FTSE/Xinhua China 25 Index

Investment Objective

The iShares FTSE/Xinhua China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index (the “Index”).* The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

BGFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the market it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally will invest at least 90% of its assets in the securities of the Index or in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or European Depositary Receipts (“EDRs”) (collectively, “Depositary Receipts”) representing securities in the Index. The Fund may invest the remainder of its assets in securities not included in the Index, but which BGFA believes will help the Fund track the Index. For example, the Fund may invest in securities not included in the Index in order to reflect various corporate actions (such as mergers) and other changes in the Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Description of the FTSE/Xinhua China 25 Index

The Index is designed to represent the performance of the largest companies in the China equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. Securities in the Index are weighted based on the total market value of their shares, so that securities with higher total market values generally have a higher representation in the Index. Each security in the Index is a current constituent of the FTSE All-World Index. All of the securities in the Index currently trades on the Hong Kong Stock Exchange. As of September 30, 2005, the Index’s top three holdings were China Mobile (Hong Kong) Ltd., PetroChina Co. Ltd. Class H, and CNOOC Ltd. and the Index’s top three industries were Resources, Non-Cyclical Services, and Financials.

*	“FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited. “Xinhua” is a servicemark and trademark of Xinhua Financial News Network Limited. All marks are licensed for use by FTSE/Xinhua Index Limited. The FTSE/Xinhua China 25 Index is calculated by or on behalf of FTSE/Xinhua Index Limited. FTSE/Xinhua Index Limited does not issue, sponsor, endorse, sell or promote the Fund. FTSE/Xinhua Index Limited makes no representation regarding the advisability of investing in shares of the Fund.

i  Shares

Representative Sampling

BGFA uses a Representative Sampling indexing strategy to manage the Fund. “Representative Sampling” is investing in a representative sample of securities in the Fund’s Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. This means that the Fund generally will not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Underlying Index may vary somewhat due to transaction costs, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between the Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation figure that is less than 100% is called “tracking error”. A Fund using a Representative Sampling indexing strategy can be expected to have a greater tracking error than a Fund using a Replication indexing strategy. Replication is an indexing strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportion as in the Underlying Index.

Industry Concentration Policy

The Fund will not concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries except that the Fund will concentrate its investments to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors

The Fund is subject to the principal risks described below. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

■	Market Risk: The Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in the Fund’s NAV in response to market movements, and over longer periods during market downturns.

■	Trading Risk: While the creation/redemption feature is designed to make it likely that shares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

■	Asset Class Risk: The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

■	Tracking Error Risk: Imperfect correlation between the Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory policies may cause the Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error”. Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

iShares FTSE/Xinhua China 25 Index Fund

■	Management Risk: Because the Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index, the Fund is subject to management risk. This is the risk that BGFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

■	Market Trading Risks:

■	Absence of Prior Active Market: Although the shares of the Fund are listed for trading on national securities exchanges and are listed and traded on other U.S. and foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

■	Lack of Market Liquidity: Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons by a national securities exchange. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

■	Shares of the Fund May Trade at Prices Other Than NAV: Shares of the Fund may trade at, above or below their NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of the Fund’s shares will fluctuate in accordance with changes in their NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of the Fund’s shares should not be sustained.

Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Emerging Market Risk:

China is one of the largest global emerging markets. The risks of investing in emerging markets are typically greater than those of investing in developed countries where political, economic and social structures may be much more established and efficient. Emerging markets often lack the market depth and breadth and operational efficiency of developed markets. The companies in which the Fund invests may be held to lower disclosure, corporate governance, accounting and reporting standards than companies in more developed markets. In addition, some of the securities held by the Fund may be subject to higher transaction & other costs, foreign ownership limits, withholding or other taxes or may have liquidity issues that make such securities more difficult to sell at reasonable prices. These factors may increase the volatility, and hence the risk, of an investment in the Fund.

While China is transitioning from a government-controlled to a market-driven economy, it still struggles with political and social uncertainty, substantial government involvement in the economy, conflicts with Taiwan, and issues relating to the reunification with Hong Kong. China is also under pressure to change its currency standards. Although mainland China’s gross national product has grown in recent years, there can be no assurance this growth will continue.

These and other factors could adversely affect corporate profitability, economic growth and the value of an investment in the Fund.

Currency Risk

Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in a Fund if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

i  Shares

Passive Investments

The Fund is not actively managed. The Fund may be affected by a general decline in the U.S. or foreign market segments relating to the Underlying Index. The Fund invests in the securities included in, or representative of, the Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Lack of Governmental Insurance or Guarantee

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration

If the Underlying Index of the Fund concentrates in a particular industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, if the Fund concentrates in a single industry or group of industries it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Non-Diversification Risk

The Fund is classified as “non-diversified”. A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart or its average annual total returns in a table.

iShares FTSE/Xinhua China 25 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.74%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.74%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,300 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2005 was $3,197,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,300 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,197,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $26,752 if the Creation Unit is redeemed after one year and $78,186 if the Creation Unit is redeemed after three years, $134,096 if the Creation Unit is redeemed after five years, and $296,090 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for the Fund and manages the investment of the Fund’s assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses, and extraordinary expenses.

For the fiscal year ended July 31, 2005, BGFA received management fees from the Fund based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
iShares FTSE/Xinhua China 25 Index Fund	0.74%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with BGFA is available in the Fund’s annual report for the fiscal year ended July 31, 2005. BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority owned subsidiary of Barclays Bank PLC. As of September 30, 2005, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.4 trillion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.

Portfolio Managers

As of February 10, 2006, Carl Gilchrist is no longer a Portfolio Manager for the iShares FTSE/Xinhua China 25 Index Fund. In addition to Lisa Chen (who was previously disclosed in the Prospectus dated December 1, 2005) Patrick O’Connor is also primarily responsible for the day-to-day management of the iShares FTSE/Xinhua China 25 Index Fund (together with Lisa Chen, the “Portfolio Managers”). Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Lisa Chen is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the iShares FTSE/Xinhua China 25 Index Fund since the Fund’s inception in October 2004. Ms. Chen has been a portfolio manager for BGFA and BGI since 1999.

Patrick O’Connor is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the iShares FTSE/Xinhua China 25 Index Fund since February 2006. Mr. O’Connor has been a portfolio manager with BGFA and BGI since 1999.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for the Fund.

Management

Shareholder Information

Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Fund trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Fund trade under the trading symbol listed in this Prospectus.

The Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed and traded on national securities exchanges.

The Fund is listed on the New York Stock Exchange (the “NYSE”). The NYSE is open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the Trust. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in a SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares of the Fund, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

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Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of the Fund will be disseminated every fifteen seconds throughout the trading day by the NYSE or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The appropriate value generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the NAV for the Fund once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time. The NAV of the Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating the Fund’s NAV, a Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which the Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933 (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase the Fund’s shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase the Fund’s shares.

Shareholder Information

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser.

Dividends and Distributions

The Fund pays out dividends to investors at least annually. The Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in shares of the Fund is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions paid out of the Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2008. In order for a distribution by the Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of the Fund will almost certainly consist of foreign stocks or securities, the Fund intends to “pass through” to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 2004, but not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

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Taxes When Shares Are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year and as short-term capital gain or loss if shares have been held for one year or less. However, any loss on the sale of shares you have held for 6 months or less will be treated as long-term capital loss to the extent that capital gain dividends you have received with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares of the Fund. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Fund’s distributor, which is subject to acceptance by the transfer agent, and then deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund, a “distribution”, as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters”, but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

The Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Purchasers and redeemers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption

Shareholder Information

transaction fees for creations and redemptions in kind for the Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC and for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under “Maximum Creation/Redemption Transaction Fee”. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring the securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of September 30, 2005, the approximate value of one Creation Unit of the Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares FTSE/Xinhua China 25 Index Fund	$3,197,000	$1,300	$5,200

Householding

Householding is an option available to certain investors of the iShares Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the iShares Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

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Distribution

SEI (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor’s address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Distribution

Financial Highlights

The financial highlights tables are intended to help investors understand the Fund’s financial performance. Certain information reflects financial results for a single share of the Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included along with the Fund’s financial statements in the Annual Report (available upon request).

Financial Highlights

(For a share outstanding throughout the period)

iShares FTSE/Xinhua China 25 Index Fund
Period from Oct. 5, 2004[a] to Jul. 31, 2005
Net asset value, beginning of period	$53.60

Income from investment operations:
Net investment income	0.99
Net realized and unrealized gain	6.82

Total from investment operations	7.81

Net asset value, end of period	$61.41

Total return	14.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,000,952
Ratio of expenses to average net assets[b]	0.78%
Ratio of expenses to average net assets exclusive of foreign taxes[b]	0.74%
Ratio of net investment income to average net assets[b]	2.97%
Portfolio turnover rate[c]	13%

[a]	Commencement of operations.

[b]	Annualized for periods of less than one year.

[c]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[d]	Not annualized.

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Index Provider

FTSE/Xinhua Index Limited (“FXI”) is the index provider for the FTSE/Xinhua China 25 Index. FXI is not affiliated with the Trust, BGI, BGFA, Investors Bank, or the Distributor.

FXI is a Hong Kong incorporated, joint venture company between FTSE, the global index company, and Xinhua Financial Network. The company was created to facilitate the development of real-time indices for the Chinese market that can be used as performance benchmarks and as a basis for index tracking funds.

FTSE is an independent company whose sole business is the creation and management of indices and associated data services. The company is a joint venture between The Financial Times and the London Stock Exchange. FTSE calculates over 60,000 indices daily, including more than 600 real-time indices. “FTSE™” is a trade mark jointly owned by the London Stock Exchange PLC and The Financial Times Limited. “Xinhua” is a service mark and trademark of Xinhua Financial Network Limited. All marks are licensed for use by FTSE/Xinhua Index Limited. The FTSE/Xinhua China 25 Index is calculated by or on behalf of FTSE/Xinhua Index Limited. All rights in the FTSE/Xinhua China 25 Index vest in FXI.

Xinhua Financial Network (“XFN”) is an independent financial information provider that focuses on China’s markets. XFN is based in Hong Kong and Beijing.

BGI has entered into a license agreement with FXI to use the FTSE/Xinhua China 25 Index, which includes rights for the Trust to use the FTSE/Xinhua China 25 Index in connection with the Fund. The Trust is not required to pay any license fees for its use of the Underlying Index in connection with the Fund.

Index Provider

Disclaimers

The iShares FTSE/Xinhua China 25 Index Fund is not sponsored, endorsed, sold or promoted by FTSE/Xinhua Index Limited (“FXI”). FXI makes no representation or warranty, express or implied, to the owners of shares of the Trust or to any member of the public regarding the advisability of owning or trading in shares of the Trust. FXI’s only relationship to the Trust, BGI or BGFA is the licensing of certain trademarks, trade names, and service marks of FXI and of the FTSE/Xinhua China 25 Index, which is determined, composed and calculated by FXI without regard to the Trust, BGI, or BGFA. FXI has no obligation to take the needs of BGI, BGFA or the owners of shares into consideration in determining, composing or calculating the FTSE/Xinhua China 25 Index. FXI is not responsible for and has not participated in the determination or the timing of, prices, or quantities of shares to be issued or in the determination or calculation of the equation by which shares are to be converted into cash. FXI has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares. FXI does not guarantee the accuracy and/or completeness of the FTSE/Xinhua China 25 Index or any data included therein. FXI makes no warranty, express or implied, as to results to be obtained by BGI, BGFA, owners of shares of the Trust, or any other person or entity from the use of the FTSE/Xinhua China 25 Index or any data included therein. FXI makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE/Xinhua China 25 Index or any data included therein. Without limiting any of the foregoing, in no event shall FXI have any liability for any lost profits or indirect, punitive, special, or consequential damages, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements between FXI and BGI and BGFA.

Shares of the Trust are not sponsored, endorsed or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Index or the ability of the Index to track stock market performance. The Index identified herein is determined, composed and calculated by FXI without regard to the Fund. The NYSE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing, prices, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.

The NYSE does not guarantee the accuracy and/or the completeness of the FTSE/Xinhua China 25 Index or any data included therein. The NYSE makes no warranty, express or implied, as to results to be obtained by the shares of the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of the Index or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the FTSE/Xinhua China 25 Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, to the owners of the shares of the Fund, or to any other person or entity from the use of the Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly

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disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Disclaimers

Supplemental Information

I. Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund is listed for trading, as of the time that Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund. The information shown for the Fund is for each full calendar quarter completed after the inception date of the Fund through September 30, 2005, the date of the most recent calendar quarter-end.

Each line in the table shows the numbers of trading days in which the shares of the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares FTSE/Xinhua China 25 Index Fund

Period Covered: January 1, 2005 through September 30, 2005

	Number of Days	Percentage of Total Days
Greater than 1.5%	2	1.06%
Greater than 1.0% and Less than 1.5%	15	7.94
Greater than 0.5% and Less than 1.0%	57	30.16
Between 0.5% and -0.5%	94	49.73
Less than -0.5% and Greater than -1.0%	17	8.99
Less than -1.0%	4	2.12

	189	100.00%

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II. Total Return Information

The table below presents information about the total return of the FTSE/Xinhua China 25 Index and the total return of the Fund. The information presented for the Fund is for the applicable period since inception to July 31, 2005.

“Cumulative total returns” represent the total change in value of an investment over the period indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

iShares FTSE/Xinhua China 25 Index Fund

Performance as of 7/31/05

Cumulative Total Returns
Inception to 7/31/05*
NAV	Market	Index
14.57%	15.30%	15.30%

*	Total returns for the period since inception are calculated from the inception date of the Fund (10/5/04). The first day of secondary market trading in shares of the Fund was 10/8/04.

iShares Supplemental Information

Copies of the Prospectus and SAI can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about the Fund’s investments is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

If you have questions about the Fund or shares of the Trust or you wish to obtain the SAI free of charge, please:

Call:	1-800-iShares

Monday through Friday

8:00 a.m. to 8:00 p.m. (Eastern time)

Write:	iShares Trust

c/o SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

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iSHARES S&P SERIES

iSHARES RUSSELL SERIES

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

iShares®

iShares Trust

The iShares Trust consists of over 70 separate investment portfolios called “Funds.” Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by Standard & Poor’s (a division of The McGraw-Hill Companies, Inc.) or Frank Russell Company (each, an “Index Provider”). This Prospectus relates to the following Funds:

iShares S&P 100 Index Fund

iShares S&P 500 Index Fund

iShares S&P 500 Growth Index Fund

iShares S&P 500 Value Index Fund

iShares S&P MidCap 400 Index Fund

iShares S&P MidCap 400 Growth Index Fund

iShares S&P MidCap 400 Value Index Fund

iShares S&P SmallCap 600 Index Fund

iShares S&P SmallCap 600 Growth Index Fund

iShares S&P SmallCap 600 Value Index Fund

iShares S&P 1500 Index Fund

iShares S&P Global 100 Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund

iShares S&P Global Technology Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Europe 350 Index Fund

iShares S&P Latin America 40 Index Fund

iShares S&P/TOPIX 150 Index Fund

iShares Russell 3000 Index Fund

iShares Russell 3000 Growth Index Fund

iShares Russell 3000 Value Index Fund

iShares Russell 2000 Index Fund

iShares Russell 2000 Growth Index Fund

iShares Russell 2000 Value Index Fund

iShares Russell 1000 Index Fund

iShares Russell 1000 Growth Index Fund

iShares Russell 1000 Value Index Fund

iShares Russell Microcap™ Index Fund

iShares Russell Midcap Index Fund

iShares Russell Midcap Growth Index Fund

iShares Russell Midcap Value Index Fund

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to each Fund.

iShares Trust (the “Trust”) is a registered investment company. The shares of the Trust are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange, Chicago Board Options Exchange, and the New York Stock Exchange. Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated August 1, 2005

(as revised March 8, 2006)

page i

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Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by one of the following Index Providers:

Standard & Poor’s (“Standard & Poor’s”), a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community.

Frank Russell Company (“Frank Russell”) is an investment services firm that offers a variety of investment management products and services.

BGFA, the investment adviser to each Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with either Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the iShares S&P Index Funds and Description of the iShares Russell Index Funds sections provide important information about each Fund, including a brief description of each Fund’s Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”) representing securities in the Underlying Index. A Fund may invest up to 10% of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other

® iShares is a registered trademark of Barclays Global Investors, N.A.

Overview

changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses a Representative Sampling indexing strategy, as described below. The Description of the iShares S&P Index Funds and Description of the iShares Russell Index Funds sections describe the indexing strategy of each Fund.

Representative Sampling

“Representative Sampling” is investing in a representative sample of securities in the relevant Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation figure that is less than 100% is called “tracking error.” A Fund using a Representative Sampling indexing strategy can be expected to have a greater tracking error than a Fund using a Replication indexing strategy. Replication is an indexing strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index.

Industry Concentration Policy

A Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, except that a Fund will concentrate its investments to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the iShares S&P Index Funds and Description of the iShares Russell Index Funds sections. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may cause a Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error.” Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Management Risk

Because each Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index, a Fund is subject to management risk. This is the risk that BGFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Principal Risk Factors Common to All Funds

Market Trading Risks

Absence of Prior Active Market

Although shares of the Funds described in this Prospectus are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

i  Shares

Description of the iShares S&P Index Funds

■	iShares S&P 100 Index Fund

■	iShares S&P 500 Index Fund

■	iShares S&P 500 Growth Index Fund

■	iShares S&P 500 Value Index Fund

■	iShares S&P MidCap 400 Index Fund

■	iShares S&P MidCap 400 Growth Index Fund

■	iShares S&P MidCap 400 Value Index Fund

■	iShares S&P SmallCap 600 Index Fund

■	iShares S&P SmallCap 600 Growth Index Fund

■	iShares S&P SmallCap 600 Value Index Fund

■	iShares S&P 1500 Index Fund

■	iShares S&P Global 100 Index Fund

■	iShares S&P Global Energy Sector Index Fund

■	iShares S&P Global Financials Sector Index Fund

■	iShares S&P Global Healthcare Sector Index Fund

■	iShares S&P Global Technology Sector Index Fund

■	iShares S&P Global Telecommunications Sector Index Fund

■	iShares S&P Europe 350 Index Fund

■	iShares S&P Latin America 40 Index Fund

■	iShares S&P/TOPIX 150 Index Fund

“Standard & Poor’s®,” “S&P®,” “S&P500®,” “Standard & Poor’s 500,” “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “S&P 500/Citigroup Growth Index,” “Standard & Poor’s 500/Citigroup Growth Index,” “S&P 500/Citigroup Value Index,” “Standard & Poor’s 500/Citigroup Value Index,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” “S&P SmallCap 600/Citigroup Value Index,” “S&P Composite 1500 Index,” “S&P 100 Index®,” “S&P Global 100 Index,” “S&P Global Energy Sector Index,” “S&P Global Financials Sector Index,” “S&P Global Healthcare Sector Index®,” “S&P Global Information Technology Sector Index,” “S&P Global Telecommunications Sector Index,” “S&P Europe 350 Index,” “S&P Latin America 40 Index” and “S&P/TOPIX 150 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use for certain purposes by BGI. The Funds that are based on S&P Indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representations regarding the advisability of investing in shares of the Trust.

Description of the iShares S&P Index Funds

iShares S&P 100 Index Fund

Cusip: 464287101

Trading Symbol: OEF

Underlying Index: Standard & Poor’s 100 Index

Investment Objective

The iShares S&P 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 100 Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the large capitalization sector of the U.S. equity market. It is a subset of the Standard & Poor’s 500 Index and consists of blue chip stocks from diverse industries in the Standard & Poor’s 500 Index. As of the close of business on May 31, 2005, the Index represented approximately 44% of the market capitalization of listed U.S. equities. The Fund uses a Representative strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -2.07%. The best calendar quarter return during the period shown above was 14.73% in the 2nd quarter of 2003; the worst was -16.56% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	6.24%	-4.25%
Return After Taxes on Distributions[2]	5.81%	-4.63%
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.43%	-3.75%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	6.43%	-4.08%

1	Inception date: 10/23/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P 100 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $2,823,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,823,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $6,780 if the Creation Unit is redeemed after one year, $19,187 if the Creation Unit is redeemed after three years, $32,813 if the Creation Unit is redeemed after five years, and $73,031 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares S&P 500 Index Fund

Cusip: 464287200

Trading Symbol: IVV

Underlying Index: Standard & Poor’s 500 Index

Investment Objective

The iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500 Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the large-capitalization sector of the U.S. equity market. As of the close of business on May 31, 2005, the Index included approximately 82% of the market capitalization of all publicly traded U.S. equity securities. The stocks in the Index are selected according to the total market value of their outstanding shares. The Fund uses a Representative strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

iShares S&P 500 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -0.84%. The best calendar quarter return during the period shown above was 15.34% in the 2nd quarter of 2003; the worst was -17.26% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	10.78%	-2.41%
Return After Taxes on Distributions[2]	10.40%	-2.81%
Return After Taxes on Distributions and Sale of Fund Shares[2]	7.30%	-2.23%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	10.88%	-2.33%

1	Inception date: 5/15/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.09%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.09%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$30	$53	$121

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $5,966,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,966,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $8,775 if the Creation Unit is redeemed after one year, $21,188 if the Creation Unit is redeemed after three years, $34,849 if the Creation Unit is redeemed after five years, and $75,314 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P 500 Index Fund

iShares S&P 500 Growth Index Fund*

Cusip: 464287309

Trading Symbol: IVW

Underlying Index: Standard & Poor’s 500/Citigroup Growth Index

Investment Objective

The iShares S&P 500 Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Citigroup Growth Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the large capitalization growth sector of the U.S. equity market. It is a subset of the Standard & Poor’s 500 Index and consists of those companies with the highest price-to-book ratios in the Standard & Poor’s 500 Index, representing approximately 50% of the market capitalization of the Standard & Poor’s 500 Index. The Fund uses a Representative strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

*	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citibank Growth Index.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -1.82%. The best calendar quarter return during the period shown above was 12.97% in the 4th quarter of 2001; the worst was -17.43% in the 1st quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	5.92%	-6.30%
Return After Taxes on Distributions[2]	5.60%	-6.56%
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.15%	-5.37%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	6.13%	-6.14%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P 500 Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.18%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.18%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$230

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $2,866,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,866,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $6,282 if the Creation Unit is redeemed after one year, $17,623 if the Creation Unit is redeemed after three years, $30,083 if the Creation Unit is redeemed after five years, and $66,883 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares S&P 500 Value

Index Fund*

Cusip: 464287408

Trading Symbol: IVE

Underlying Index: Standard & Poor’s 500/Citigroup Value Index

Investment Objective

The iShares S&P 500 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Citigroup Value Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the large capitalization value sector of the U.S. equity market. It is a subset of the Standard & Poor’s 500 Index and consists of those stocks with the lowest price-to-book ratios in the Standard & Poor’s 500 Index, representing approximately 50% of the market capitalization of the Standard & Poor’s 500 Index. The Fund uses a Representative strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

*	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citibank Value Index.

iShares S&P 500 Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 0.04%. The best calendar quarter return during the period shown above was 18.76% in the 2nd quarter of 2003; the worst was -20.44% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	15.50%	2.67%
Return After Taxes on Distributions[2]	15.13%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares[2]	10.36%	2.00%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	15.71%	2.85%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.18%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.18%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$230

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,077,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,077,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $8,170 if the Creation Unit is redeemed after one year, $20,342 if the Creation Unit is redeemed after three years, $33,717 if the Creation Unit is redeemed after five years, and $73,218 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P 500 Value Index Fund

iShares S&P MidCap 400 Index Fund

Cusip: 464287507

Trading Symbol: IJH

Underlying Index: Standard & Poor’s MidCap 400 Index

Investment Objective

The iShares S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400 Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the mid-capitalization sector of the U.S. equity market. As of the close of business on May 31, 2005, the Index included approximately 8% of the market capitalization of all U.S. equity securities. The stocks in the Index have a market capitalization between $1 billion and $4 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.

■	Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 3.88%. The best calendar quarter return during the period shown above was 18.00% in the 4th quarter of 2001; the worst was -16.59% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	16.29%	9.12%
Return After Taxes on Distributions[2]	16.06%	8.81%
Return After Taxes on Distributions and Sale of Fund Shares[2]	10.72%	7.73%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	16.48%	9.31%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P MidCap 400 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $6,707,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,707,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,234 if the Creation Unit is redeemed after one year, $45,713 if the Creation Unit is redeemed after three years, $78,089 if the Creation Unit is redeemed after five years, and $173,646 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P MidCap 400

Growth Index Fund*

Cusip: 464287606

Trading Symbol: IJK

Underlying Index: Standard & Poor’s MidCap 400/Citigroup Growth Index

Investment Objective

The iShares S&P MidCap 400 Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400/Citigroup Growth Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Standard & Poor’s 400 Index and consists of those companies with the highest price-to-book ratios within the Standard & Poor’s 400 Index, representing approximately 49% of the market capitalization of the Standard & Poor’s 400 Index. The Index consists of stocks from a broad range of industries. The Fund uses a Representative strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.

■	Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

*	On December 16, 2005, the name of the iShares S&P 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citibank Growth Index.

iShares S&P MidCap 400 Growth Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 3.47%. The best calendar quarter return during the period shown above was 21.81% in the 4th quarter of 2001; the worst was -20.21% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	13.72%	0.16%
Return After Taxes on Distributions[2]	13.61%	0.06%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.99%	0.08%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	14.01%	0.44%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $6,820,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,820,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $18,455 if the Creation Unit is redeemed after one year, $55,892 if the Creation Unit is redeemed after three years, $96,969 if the Creation Unit is redeemed after five years, and $218,001 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P MidCap 400 Growth Index Fund

iShares S&P MidCap 400 Value Index Fund*

Cusip: 464287705

Trading Symbol: IJJ

Underlying Index: Standard & Poor’s MidCap 400/Citigroup Value Index

Investment Objective

The iShares S&P MidCap 400 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400/Citigroup Value Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Standard & Poor’s 400 Index and consists of those companies with the lowest price-to-book ratios within the Standard & Poor’s 400 Index, representing approximately 51% of the market capitalization of the Standard & Poor’s MidCap 400 Index. The Index consists of stocks from a broad range of industries. The Fund uses a Representative strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.

■	Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

*	On December 16, 2005, the name of the iShares S&P 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citibank Value Index.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 4.24%. The best calendar quarter return during the period shown above was 19.10% in the 2nd quarter of 2003; the worst was -18.51% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	18.65%	15.44%
Return After Taxes on Distributions[2]	18.31%	14.96%
Return After Taxes on Distributions and Sale of Fund Shares[2]	12.29%	13.24%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	18.93%	15.71%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P MidCap 400 Value Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $6,490,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,490,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $19,108 if the Creation Unit is redeemed after one year, $54,729 if the Creation Unit is redeemed after three years, $93,815 if the Creation Unit is redeemed after five years, and $208,977 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P SmallCap 600 Index Fund

Cusip: 464287804

Trading Symbol: IJR

Underlying Index: Standard & Poor’s SmallCap 600 Index

Investment Objective

The iShares S&P Small Cap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600 Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of publicly traded securities in the small capitalization sector of the U.S. equity market. As of the close of business on May 31, 2005, the Index included approximately 4% of the market capitalization of all U.S. equity securities. The Fund uses a Representative sampling strategy to try to track the Index. The stocks in the Index:

■	Have been traded for at least six months;

■	Have a price greater than $1 on any three or more business days during a 12-month period;

■	Have an annualized turnover exceeding 20% of shares outstanding with not more than 50% of the shares owned by a single shareholder; and

■	Have a bid-ask spread of 5% or less.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Small capitalization companies may be less financially secure than larger, more established companies.

■	Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel loss.

■	Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

iShares S&P SmallCap 600 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 1.70%. The best calendar quarter return during the period shown above was 20.62% in the 4th quarter of 2001; the worst was -18.63% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	22.45%	12.63%
Return After Taxes on Distributions[2]	22.27%	12.33%
Return After Taxes on Distributions and Sale of Fund Shares[2]	14.73%	10.84%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	22.65%	12.81%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $8,005,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $8,005,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $20,391 if the Creation Unit is redeemed after one year, $55,572 if the Creation Unit is redeemed after three years, $94,210 if the Creation Unit is redeemed after five years, and $208,252 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P SmallCap 600 Index Fund

iShares S&P SmallCap 600

Growth Index Fund*

Cusip: 464287887

Trading Symbol: IJT

Underlying Index: Standard & Poor’s SmallCap 600/Citigroup Growth Index

Investment Objective

The iShares S&P SmallCap 600 Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/Citigroup Growth Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the small capitalization growth sector of the U.S. equity market. It is a subset of the Standard & Poor’s 600 Index and consists of those companies with the highest price-to-book ratios within the Standard & Poor’s 600 Index, representing approximately 51% of the market capitalization of the Standard & Poor’s SmallCap 600 Index. The Fund uses a Representative strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Small capitalization companies may be less financially secure than larger, more established companies.

■	Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

■	Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

*	On December 16, 2005, the name of the iShares S&P 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citibank Growth Index.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 1.87%. The best calendar quarter return during the period shown above was 20.28% in the 4th quarter of 2001; the worst was -17.28% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	21.61%	6.33%
Return After Taxes on Distributions[2]	21.53%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares[2]	14.11%	5.38%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	22.00%	6.61%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P SmallCap 600 Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $750 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $5,327,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,327,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $15,132 if the Creation Unit is redeemed after one year, $44,369 if the Creation Unit is redeemed after three years, $76,449 if the Creation Unit is redeemed after five years, and $170,973 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P SmallCap 600

Value Index Fund*

Cusip: 464287879

Trading Symbol: IJS

Underlying Index: Standard & Poor’s SmallCap 600/Citigroup Value Index

Investment Objective

The iShares S&P SmallCap 600 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/Citigroup Value Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the small capitalization value sector of the U.S. equity market. It is a subset of the Standard & Poor’s 600 Index and consists of those companies with the lowest price-to-book ratios in the Standard & Poor’s SmallCap 600 Index, representing approximately 49% of the market capitalization of the Standard & Poor’s SmallCap 600 Index. The Fund uses a Representative sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Small capitalization companies may be less financially secure than larger, more established companies.

■	Small capitalization companies may depend on a small number of essential personnel and are thus more vulnerable to personnel losses.

■	Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

*	On December 16, 2005, the name of the iShares S&P 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citibank Value Index.

iShares S&P SmallCap 600 Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 1.51%. The best calendar quarter return during the period shown above was 22.65% in the 2nd quarter of 2003; the worst was -22.54% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	22.97%	15.13%
Return After Taxes on Distributions[2]	22.65%	14.78%
Return After Taxes on Distributions and Sale of Fund Shares[2]	15.10%	13.05%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	23.25%	15.41%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $5,942,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,942,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $17,705 if the Creation Unit is redeemed after one year, $50,315 if the Creation Unit is redeemed after three years, $86,097 if the Creation Unit is redeemed after five years, and $191,525 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P SmallCap 600 Value Index Fund

iShares S&P 1500 Index Fund

Cusip: 464287150

Trading Symbol: ISI

Underlying Index: Standard & Poor’s Composite 1500 Index

Investment Objective

The iShares S&P 1500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Composite 1500 Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index is comprised of the S&P 500, MidCap 400, and SmallCap 600 Indices, which together represent approximately 93% of the total U.S. equity market. The securities in the Index are weighted based on the total market value of their outstanding shares. Securities with higher total market values have a larger representation in the Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. As of May 31, 2005, the S&P 500 Index included 82% of the market capitalization of all U.S. equity securities. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The securities in the S&P MidCap 400 Index have a market capitalization of between $1 billion and $4 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The S&P SmallCap 600 Index measures the performance of publicly-traded securities in the small-capitalization sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The small and mid-capitalization stocks in the Index:

■	Are more vulnerable than large-capitalization stocks to adverse business or economic developments;

■	Are issued by companies that normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products; and

■	May be thinly traded and thus may be difficult for the Fund to buy and sell.

■	In addition, the small-capitalization stocks in the Index:

■	Are issued by companies that may be less financially secure than larger, more established companies; and

■	Are issued by companies that may depend on a small number of essential personnel and thus are more vulnerable to personnel loss;

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart or its average annual total returns in a table.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$20	$64

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $6,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $5,272,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $6,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,272,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $22,785 if the Creation Unit is redeemed after one year, and $45,932 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P 1500 Index Fund

iShares S&P Global 100 Index Fund

Cusip: 464287572

Trading Symbol: IOO

Underlying Index: Standard & Poor’s Global 100 Index

Investment Objective

The iShares S&P Global 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global 100 Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index is designed to measure the performance of 100 large cap global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. It is a subset of the Standard & Poor’s Global 1200 Index and contains 100 common stocks, screened for sector representation, liquidity and size. The market capitalization of constituent companies is adjusted to reflect only those shares that are available to foreign investors. The Fund uses a Representative Sampling strategy to try to track the Index.

As of the close of business on May 31, 2005, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Finland, France, Germany, Italy, Japan, Korea, Netherlands, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which may decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

i  Shares

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -2.10%. The best calendar quarter return during the period shown above was 15.59% in the 2nd quarter of 2003; the worst was -18.56% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	9.55%	-2.84%
Return After Taxes on Distributions[2]	9.23%	-3.16%
Return After Taxes on Distributions and Sale of Fund Shares[2]	6.52%	-2.55%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	10.15%	-2.13%

1	Inception date: 12/5/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P Global 100 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.40%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,014,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,014,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,325 if the Creation Unit is redeemed after one year, $42,702 if the Creation Unit is redeemed after three years, $71,562 if the Creation Unit is redeemed after five years, and $156,160 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P Global Energy Sector

Index Fund

Cusip: 464287341

Trading Symbol: IXC

Underlying Index: Standard & Poor’s Global Energy Sector Index

Investment Objective

The iShares S&P Global Energy Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Energy Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor’s deems to be part of the energy sector of the economy and that Standard & Poor’s believes are important to global markets. It is a subset of the Standard & Poor’s Global 1200 Index. Component companies include oil equipment and services, oil exploration and production, and oil refineries. As of the close of business on May 31, 2005, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Austria, Brazil, Canada, France, Hong Kong, Italy, Japan, Netherlands, Norway, Spain, the United Kingdom and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending.

■	Companies in the energy sector may be adversely affected by changes in exchange rates.

■	Companies in the energy sector may be adversely affected by government regulation, world events and economic conditions.

■	Companies in the energy sector may be at risk for environmental damage claims.

■	Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■

An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in

iShares S&P Global Energy Sector Index Fund

interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 18.04%. The best calendar quarter return during the period shown above was 18.43% in the 4th quarter of 2003; the worst was -17.74% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	27.87%	14.98%
Return After Taxes on Distributions[2]	27.49%	14.55%
Return After Taxes on Distributions and Sale of Fund Shares[2]	18.49%	12.78%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	28.56%	14.76%

1	Inception date: 11/12/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P Global Energy Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.65%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $600 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $4,030,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $600 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,030,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $27,964 if the Creation Unit is redeemed after one year, $85,036 if the Creation Unit is redeemed after three years, $174,180 if the Creation Unit is redeemed after five years and $327,796 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P Global Financials

Sector Index Fund

Cusip: 464287333

Trading Symbol: IXG

Underlying Index: Standard & Poor’s Global Financials Sector Index

Investment Objective

The iShares S&P Global Financials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Financials Sector Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor’s deems to be part of the financial sector of the economy and that Standard & Poor’s believes are important to global markets. It is a subset of the Standard & Poor’s Global 1200 Index. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers. As of the close of business on May 31, 2005, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Belgium, Brazil, Canada, Chile, Denmark, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Korea, Netherlands, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Companies in the financial sector are subject to extensive governmental regulation which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.

■	The profitability of companies in the financial sector may be adversely affected by increases in interest rates.

■	The profitability of companies in the financial sector may be adversely affected by loans losses, which usually increase in economic downturns.

■	Insurance companies may be subject to severe price competition, which may have an adverse impact on profitability.

■	Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

iShares S&P Global Financials Sector Index Fund

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a greater percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -2.57%. The best calendar quarter return during the period shown above was 21.96% in the 2nd quarter of 2003; the worst was -21.18% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	16.39%	10.62%
Return After Taxes on Distributions[2]	16.13%	10.23%
Return After Taxes on Distributions and Sale of Fund Shares[2]	10.94%	9.00%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	17.24%	11.41%

1	Inception date: 11/12/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P Global Financials Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.65%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,193,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $4,200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,193,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $29,578 if the Creation Unit is redeemed after one year, $74,738 if the Creation Unit is redeemed after three years, $123,912 if the Creation Unit is redeemed after five years and $266,831 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P Global Healthcare Sector Index Fund

Cusip: 464287325

Trading Symbol: IXJ

Underlying Index: Standard & Poor’s Global Healthcare Sector Index

Investment Objective

The iShares S&P Global Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Healthcare Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor’s deems to be a part of the healthcare sector of the economy and that Standard & Poor’s believes are important to global markets. It is a subset of the Standard & Poor’s Global 1200 Index. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. As of the close of business on May 31, 2005, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Ireland, Japan, Switzerland, the United Kingdom and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Many companies in the healthcare sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

■	Many companies in the healthcare sector are subject to extensive litigation based on product liability and similar claims.

■	Companies in the healthcare sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

■	Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approval may be long and costly.

■	Companies in the healthcare sector may be thinly capitalized.

■	Companies in the healthcare sector may be susceptible to product obsolescence.

■	Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

iShares S&P Global Healthcare Sector Index Fund

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings appreciate in value.

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a greater percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 2.61%. The best calendar quarter return during the period shown above was 10.98% in the 2nd quarter of 2003; the worst was -12.50% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	4.30%	0.15%
Return After Taxes on Distributions[2]	4.18%	0.00%
Return After Taxes on Distributions and Sale of Fund Shares[2]	2.95%	0.07%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	5.04%	0.64%

1	Inception date: 11/13/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P Global Healthcare Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.65%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $700 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $2,526,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $700 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,526,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $18,171 if the Creation Unit is redeemed after one year, $53,935 if the Creation Unit is redeemed after three years, $92,877 if the Creation Unit is redeemed after five years and $206,059 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P Global Technology Sector Index Fund

Cusip: 464287291

Trading Symbol: IXN

Underlying Index: Standard & Poor’s Global Information Technology Sector Index

Investment Objective

The iShares S&P Global Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Information Technology Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor’s deems to be part of the information technology sector of the economy and that Standard & Poor’s believes are important to global markets. It is a subset of the Standard & Poor’s Global 1200 Index. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. As of the close of business on May 31, 2005, the Index was comprised of stocks of companies in the following countries: Canada, Finland, France, Germany, Italy, Japan, Korea, Netherlands, Spain, Sweden, Taiwan, the United Kingdom and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Technology companies face intense competition, both domestically and internationally, which may have an adverse affect on profit margins.

■	The products of technology companies may face product obsolescence or relatively short product life cycles due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

■	Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

iShares S&P Global Technology Sector Index Fund

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -5.40%. The best calendar quarter return during the period shown above was 20.20% in the 2nd quarter of 2003; the worst was -26.21% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	2.80%	-0.87%
Return After Taxes on Distributions[2]	2.59%	-0.93%
Return After Taxes on Distributions and Sale of Fund Shares[2]	2.05%	-0.75%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	3.76%	-0.05%

1	Inception date: 11/12/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P Global Technology Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.65%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $2,449,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,449,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $19,059 if the Creation Unit is redeemed after one year, and $53,729 if the Creation Unit is redeemed after three years, $91,481 if the Creation Unit is redeemed after five years and $201,202 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P Global Telecommunications Sector Index Fund

Cusip: 464287275

Trading Symbol: IXP

Underlying Index: Standard & Poor’s Global Telecommunications Sector Index

Investment Objective

The iShares S&P Global Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Telecommunications Sector Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor’s deems to be part of the telecommunications sector of the economy and that Standard & Poor’s believes are important to global markets. It is a subset of the Standard & Poor’s Global 1200 Index. Component companies include diversified communication carriers and wireless communications companies. As of the close of business on May 31, 2005, the Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, Chile, Denmark, France, Germany, Greece, Hong Kong, Italy, Japan, Korea, Mexico, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

■	Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

■	Technological innovations may make the products and services of telecommunications companies obsolete.

■	Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including

iShares S&P Global Telecommunications Sector Index Fund

market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -6.07%. The best calendar quarter return during the period shown above was 28.20% in the 4th quarter of 2002; the worst was -19.85% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	18.67%	2.80%
Return After Taxes on Distributions[2]	18.47%	2.48%
Return After Taxes on Distributions and Sale of Fund Shares[2]	12.45%	2.26%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	19.16%	3.26%

1	Inception date: 11/12/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P Global Telecommunications Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.65%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $2,456,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,456,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $18,105 if the Creation Unit is redeemed after one year, $52,874 if the Creation Unit is redeemed after three years, $90,734 if the Creation Unit is redeemed after five years and $200,769 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P Europe 350 Index Fund

Cusip: 464287861

Trading Symbol: IEV

Underlying Index: Standard & Poor’s Europe 350 Index

Investment Objective

The iShares S&P Europe 350 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Europe 350 Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The market capitalization of constituent companies is adjusted to reflect only those stocks that are available to foreign investors. The stocks in the Index are chosen for market size, liquidity, industry group representation and geographic diversity. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component European countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

iShares S&P Europe 350 Index Fund

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -0.67%. The best calendar quarter return during the period shown above was 22.09% in the 2nd quarter of 2003; the worst was -22.88% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	19.43%	0.49%
Return After Taxes on Distributions[2]	18.98%	0.02%
Return After Taxes on Distributions and Sale of Fund Shares[2]	12.91%	0.16%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	21.20%	1.30%

1	Inception date: 7/25/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $12,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,683,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $12,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,683,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $46,511 if the Creation Unit is redeemed after one year, $94,547 if the Creation Unit is redeemed after three years, $146,903 if the Creation Unit is redeemed after five years, and $299,331 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Europe 350 Index Fund

iShares S&P Latin America 40 Index Fund

Cusip: 464287390

Trading Symbol: ILF

Underlying Index: Standard & Poor’s Latin America 40 Index

Investment Objective

The iShares S&P Latin America 40 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Latin America 40 Index (the “Index”).

Principal Investment Strategy

The Index is comprised of selected equities trading on the exchanges of four Latin American countries. The Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the Index. The Fund uses a Representative Sampling strategy to try to track the Index. The Fund expects to invest in American Depositary Receipts (“ADRs”) instead of directly holding stocks of companies from Argentina, Brazil and Chile. ADRs are receipts, typically issued by a bank or trust company, that evidence ownership of underlying stocks issued by non-U.S. companies.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities market of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

i  Shares

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of naturalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares S&P Latin America 40 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 15.76%. The best calendar quarter return during the period shown above was 23.78% in the 2nd quarter of 2003; the worst was -23.59% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year*	Since Fund Inception[1]
Fund:
Return Before Taxes	39.03%	24.96%
Return After Taxes on Distributions[2]	38.96%	24.46%
Return After Taxes on Distributions and Sale of Fund Shares[2]	25.86%	21.62%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	38.86%	25.40%

1	Inception date: 10/25/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional results will be repeated.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $450 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $4,334,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $450 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,334,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $23,058 if the Creation Unit is redeemed after one year $70,410 if the Creation Unit is redeemed after three years, $122,119 if the Creation Unit is redeemed after five years and $273,180 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Latin America 40 Index Fund

iShares S&P/TOPIX 150 Index Fund

Cusip: 464287382

Trading Symbol: ITF

Underlying Index: Standard & Poor’s/TOPIX 150 Index

Investment Objective

The iShares S&P/TOPIX 150 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s/Tokyo Stock Price Index (“TOPIX”) 150 Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index is comprised of approximately 70% of the market value of the Japanese equity market. The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Less publicly available information about issuers;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

i  Shares

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -6.52%. The best calendar quarter return during the period shown above was 20.61% in the 3rd quarter of 2003; the worst was -12.86% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	13.53%	6.71%
Return After Taxes on Distributions[2]	13.51%	6.59%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.91%	5.72%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	12.53%	6.75%

1	Inception date: 10/23/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P/TOPIX 150 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 150,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $13,167,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $3,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $13,167,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $73,301 if the Creation Unit is redeemed after one year, $217,125 if the Creation Unit is redeemed after three years, $374,184 if the Creation Unit is redeemed after five years and $833,008 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

Description of the iShares Russell Index Funds

■	iShares Russell 3000 Index Fund

■	iShares Russell 3000 Growth Index Fund

■	iShares Russell 3000 Value Index Fund

■	iShares Russell 2000 Index Fund

■	iShares Russell 2000 Growth Index Fund

■	iShares Russell 2000 Value Index Fund

■	iShares Russell 1000 Index Fund

■	iShares Russell 1000 Growth Index Fund

■	iShares Russell 1000 Value Index Fund

■	iShares Russell Microcap™ Index Fund

■	iShares Russell Midcap Index Fund

■	iShares Russell Midcap Growth Index Fund

■	iShares Russell Midcap Value Index Fund

“Frank Russell Company”, “Russell 1000® Index”, “Russell 2000® Index”, “Russell 3000® Index”, “Russell 1000® Value Index”, “Russell 1000® Growth Index”, “Russell 2000® Value Index”, “Russell 2000® Growth Index”, “Russell 3000® Value Index”, “Russell 3000® Growth Index”, “Russell Microcap Index™”, “Russell MicrocapX™ Index”, “Russell Midcap® Index”, “Russell Midcap® Growth Index” and “Russell Midcap® Value Index” are trademarks of Frank Russell Company and have been licensed for use for certain purposes by BGI. The Funds that are based on the Russell Indices are not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representations regarding the advisability of investing in shares of the Trust.

Description of the iShares Russell Index Funds

iShares Russell 3000 Index Fund

Cusip: 464287689

Trading Symbol: IWV

Underlying Index: Russell 3000 Index

Investment Objective

The iShares Russell 3000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the broad U.S. equity market. As of the close of business on May 31, 2005, the Index included approximately 98% of the market capitalization of all U.S. equity securities. The Index is a capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories. The Fund uses a Representative strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -0.05%. The best calendar quarter return during the period shown above was 16.16% in the 2nd quarter of 2003; the worst was -17.22% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	11.76%	-0.71%
Return After Taxes on Distributions[2]	11.46%	-1.08%
Return After Taxes on Distributions and Sale of Fund Shares[2]	7.97%	-0.79%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	11.95%	-0.50%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Russell 3000 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,413,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,413,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,981 if the Creation Unit is redeemed after one year, $31,963 if the Creation Unit is redeemed after three years, $48,418 if the Creation Unit is redeemed after five years, and $96,986 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Russell 3000 Growth Index Fund

Cusip: 464287671

Trading Symbol: IWZ

Underlying Index: Russell 3000 Growth Index

Investment Objective

The iShares Russell 3000 Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Growth Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the growth sector of the U.S. equity broad market. It is a subset of the Russell 3000 Index, representing, as of the close of business on May 31, 2005, approximately 47% of the total market capitalization of the Russell 3000 Index. The Index measures the performance of those Russell 3000 Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Fund uses a Representative strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

iShares Russell 3000 Growth Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -2.01%. The best calendar quarter return during the period shown above was 15.47% in the 4th quarter of 2001; the worst was -20.49% in the 1st quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	6.66%	-10.91%
Return After Taxes on Distributions[2]	6.46%	-11.06%
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.51%	-9.03%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	6.93%	-10.71%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $1,949,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $7,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,949,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $18,970 if the Creation Unit is redeemed after one year, $29,630 if the Creation Unit is redeemed after three years, $41,327 if the Creation Unit is redeemed after five years, and $75,791 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell 3000 Growth Index Fund

iShares Russell 3000 Value Index Fund

Cusip: 464287663

Trading Symbol: IWW

Underlying Index: Russell 3000 Value Index

Investment Objective

The iShares Russell 3000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Value Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index, representing, as of the close of business on May 31, 2005, approximately 53% of the total market capitalization of the Russell 3000 Index. The Index measures the performance of those Russell 3000 Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 1.58%. The best calendar quarter return during the period shown above was 17.54% in the 2nd quarter of 2003; the worst was -18.93% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	16.65%	6.98%
Return After Taxes on Distributions[2]	16.21%	6.39%
Return After Taxes on Distributions and Sale of Fund Shares[2]	11.15%	5.69%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	16.94%	7.25%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Russell 3000 Value Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $4,305,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,305,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $26,999 if the Creation Unit is redeemed after one year, $50,589 if the Creation Unit is redeemed after three years, $76,473 if the Creation Unit is redeemed after five years, and $152,740 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Russell 2000 Index Fund

Cusip: 464287655

Trading Symbol: IWM

Underlying Index: Russell 2000 Index

Investment Objective

The iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performances of the small capitalization sector of the U.S. equity market. The Index includes approximately 8% of the market capitalization of all publicly traded U.S. equity securities. The Index is a capitalization-weighted index of the approximately 2000 smallest companies in the Russell 3000 Index. As of the close of business on May 31, 2005, the Index represented approximately 8% of the total market capitalization of the Russell 3000 Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Small capitalization companies may be less financially secure than larger, more established companies.

■	Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

■	Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

iShares Russell 2000 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -1.29%. The best calendar quarter return during the period shown above was 23.34% in the 2nd quarter of 2003; the worst was -21.35% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	18.16%	8.36%
Return After Taxes on Distributions[2]	17.88%	7.97%
Return After Taxes on Distributions and Sale of Fund Shares[2]	11.91%	6.99%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	18.33%	8.68%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $6,139,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,139,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $22,562 if the Creation Unit is redeemed after one year, $49,525 if the Creation Unit is redeemed after three years, $79,139 if the Creation Unit is redeemed after five years, and $166,542 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell 2000 Index Fund

iShares Russell 2000 Growth Index Fund

Cusip: 464287648

Trading Symbol: IWO

Underlying Index: Russell 2000 Growth Index

Investment Objective

The iShares Russell 2000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Growth Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the small capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing, as of the close of business on May 31, 2005, approximately 47% of the total market capitalization of the Russell 2000 Index. The Index measures the performance of those Russell 2000 Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Fund uses a Representative strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

■	Small capitalization companies may be less financially secure than larger, more established companies.

■	Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

■	Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -3.61%. The best calendar quarter return during the period shown above was 25.68% in the 4th quarter of 2001; the worst was -28.14% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	14.13%	-3.83%
Return After Taxes on Distributions[2]	14.07%	-3.92%
Return After Taxes on Distributions and Sale of Fund Shares[2]	9.22%	-3.27%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	14.31%	-3.58%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Russell 2000 Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,144,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,144,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,038 if the Creation Unit is redeemed after one year, $33,277 if the Creation Unit is redeemed after three years, $52,192 if the Creation Unit is redeemed after five years, and $107,926 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Russell 2000 Value Index Fund

Cusip: 464287630

Trading Symbol: IWN

Underlying Index: Russell 2000 Value Index

Investment Objective

The iShares Russell 2000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the small capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing, as of the close of business on May 31, 2005, approximately 53% of the total market capitalization of the Russell 2000 Index. The Index measures the performance of those Russell 2000 Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

■	Small capitalization companies may be less financially secure than larger, more established companies.

■	Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

■	Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

iShares Russell 2000 Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 0.79%. The best calendar quarter return during the period shown above was 22.62% in the 2nd quarter of 2003; the worst was -21.21% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	22.03%	17.08%
Return After Taxes on Distributions[2]	21.61%	16.44%
Return After Taxes on Distributions and Sale of Fund Shares[2]	14.49%	14.59%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	22.25%	17.42%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $9,277,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $9,277,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $31,733 if the Creation Unit is redeemed after one year, $82,635 if the Creation Unit is redeemed after three years, $138,487 if the Creation Unit is redeemed after five years, and $303,052 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell 2000 Value Index Fund

iShares Russell 1000 Index Fund

Cusip: 464287622

Trading Symbol: IWB

Underlying Index: Russell 1000 Index

Investment Objective

The iShares Russell 1000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the large capitalization sector of the U.S. equity market. The Index includes approximately 92% of the market capitalization of all publicly traded U.S. equity securities. The Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index. As of the close of business on May 31, 2005, the Index represented approximately 92% of the total market capitalization of the Russell 3000 Index. The Fund uses a Representative strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 0.06%. The best calendar quarter return during the period shown above was 15.67% in the 2nd quarter of 2003; the worst was -16.89% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	11.28%	-2.11%
Return After Taxes on Distributions[2]	10.88%	-2.49%
Return After Taxes on Distributions and Sale of Fund Shares[2]	7.61%	-1.98%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	11.40%	-1.97%

1	Inception date: 5/15/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Russell 1000 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.15%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,221,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $3,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,221,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $10,945 if the Creation Unit is redeemed after one year, $21,566 if the Creation Unit is redeemed after three years, $33,242 if the Creation Unit is redeemed after five years, and $67,762 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Russell 1000 Growth Index Fund

Cusip: 464287614

Trading Symbol: IWF

Underlying Index: Russell 1000 Growth Index

Investment Objective

The iShares Russell 1000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the large capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing, as of the close of business on May 31, 2005, approximately 47% of the total market capitalization of the Russell 1000 Index. The Index measures the performance of those Russell 1000 Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Fund uses a Representative strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Russell 1000 Growth Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -1.81%. The best calendar quarter return during the period shown above was 14.93% in the 4th quarter of 2001; the worst was -20.90% in the 1st quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	6.09%	-9.21%
Return After Taxes on Distributions[2]	5.90%	-9.38%
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.15%	-7.68%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	6.30%	-9.01%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $2,412,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,412,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $8,936 if the Creation Unit is redeemed after one year, $19,529 if the Creation Unit is redeemed after three years, $31,164 if the Creation Unit is redeemed after five years, and $65,504 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell 1000 Growth Index Fund

iShares Russell 1000 Value Index Fund

Cusip: 464287598

Trading Symbol: IWD

Underlying Index: Russell 1000 Value Index

Investment Objective

The iShares Russell 1000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the large capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing, as of the close of business on May 31, 2005, approximately 53% of the total market capitalization of the Russell 1000 Index. The Index measures the performance of those Russell 1000 Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 1.73%. The best calendar quarter return during the period shown above was 17.20% in the 2nd quarter of 2003; the worst was -18.76% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	16.28%	5.66%
Return After Taxes on Distributions[2]	15.83%	5.11%
Return After Taxes on Distributions and Sale of Fund Shares[2]	10.93%	4.57%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	16.49%	5.87%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Russell 1000 Value Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,313,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,313,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $11,780 if the Creation Unit is redeemed after one year, $26,332 if the Creation Unit is redeemed after three years, $42,314 if the Creation Unit is redeemed after five years, and $89,485 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Russell MicrocapTM Index Fund

Cusip: 464288869

Trading Symbol: IWC

Underlying Index: Russell MicrocapXTM Index

Investment Objective

The iShares Russell MicrocapTM Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell MicrocapXTM Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the microcap sector of the U.S. equity market. It is a subset of the Russell MicrocapTM Index and consists of those securities having the highest historical trading volumes of that index. The Index is a capitalization-weighted index and includes companies ranging in total market capitalization from approximately $50 million to $550 million, though these amounts may change from time to time. The Index represents approximately 3% of the market capitalization of listed U.S. equity securities. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Microcap companies may be less financially secure than larger, more established companies.

■	Microcap companies may rely on a small number of key personnel and thus are more vulnerable to personnel losses.

■	Microcap companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Microcap stock prices may be more volatile than those of larger companies and thus the Fund’s share price may increase or decline by a greater percentage than those of funds that invest in stocks of larger companies.

■	Microcap stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart or its average annual total returns in a table.

iShares Russell MicrocapTM Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$61	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of August 1, 2005 was $2,500,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $25,299 if the Creation Unit is redeemed after one year and $57,947 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Russell Midcap Index Fund

Cusip: 464287499

Trading Symbol: IWR

Underlying Index: Russell Midcap Index

Investment Objective

The iShares Russell Midcap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the “Index”).

Principal Investment Strategy

The Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index, representing, as of the close of business on May 31, 2005, 29% of the total market capitalization of the Russell 1000 Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

iShares Russell Midcap Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 3.95%. The best calendar quarter return during the period shown above was 18.20% in the 2nd quarter of 2003; the worst was -17.56% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	19.93%	9.97%
Return After Taxes on Distributions[2]	19.65%	9.63%
Return After Taxes on Distributions and Sale of Fund Shares[2]	13.15%	8.42%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	20.22%	10.14%

1	Inception date: 7/17/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,999,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,999,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $13,186 if the Creation Unit is redeemed after one year, $30,755 if the Creation Unit is redeemed after three years, $50,052 if the Creation Unit is redeemed after five years, and $107,005 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell Midcap Index Fund

iShares Russell Midcap Growth Index Fund

Cusip: 464287481

Trading Symbol: IWP

Underlying Index: Russell Midcap Growth Index

Investment Objective

The iShares Russell Midcap Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Growth Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing, as of the close of business on May 31, 2005, approximately 42% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

■	Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 1.58%. The best calendar quarter return during the period shown above was 18.69% in the 2nd quarter of 2003; the worst was -18.29% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	15.15%	4.50%
Return After Taxes on Distributions[2]	15.10%	4.46%
Return After Taxes on Distributions and Sale of Fund Shares[2]	9.91%	3.84%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	15.48%	4.76%

1	Inception date: 7/17/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Russell Midcap Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,600 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $4,210,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,600 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,210,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $13,972 if the Creation Unit is redeemed after one year, $37,076 if the Creation Unit is redeemed after three years, $62,426 if the Creation Unit is redeemed after five years, and $137,120 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Russell Midcap Value Index Fund

Cusip: 464287473

Trading Symbol: IWS

Underlying Index: Russell Midcap Value Index

Investment Objective

The iShares Russell Midcap Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Value Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing, as of the close of business on May 31, 2005, approximately 58% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.

■	Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

iShares Russell Midcap Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 5.58%. The best calendar quarter return during the period shown above was 17.80% in the 2nd quarter of 2003; the worst was -17.84% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	23.26%	12.93%
Return After Taxes on Distributions[2]	22.84%	12.37%
Return After Taxes on Distributions and Sale of Fund Shares[2]	15.37%	10.88%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	23.71%	13.17%

1	Inception date: 7/17/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,300 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $5,734,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $2,300 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,734,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $19,270 if the Creation Unit is redeemed after one year, $50,732 if the Creation Unit is redeemed after three years, $85,255 if the Creation Unit is redeemed after five years, and $186,973 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell Midcap Value Index Fund

Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team-approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses, and extraordinary expenses.

For the fiscal year ended March 31, 2005, BGFA received management fees from each Fund based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
iShares S&P 100 Index Fund	0.20%
iShares S&P 500 Index Fund	0.09%
iShares S&P 500 Growth Index Fund	0.18%
iShares S&P 500 Value Index Fund	0.18%
iShares S&P MidCap 400 Index Fund	0.20%
iShares S&P MidCap 400 Growth Index Fund	0.25%
iShares S&P MidCap 400 Value Index Fund	0.25%
iShares S&P SmallCap 600 Index Fund	0.20%
iShares S&P SmallCap 600 Growth Index Fund	0.25%
iShares S&P SmallCap 600 Value Index Fund	0.25%
iShares S&P 1500 Index Fund	0.20%
iShares S&P Global 100 Index Fund	0.40%
iShares S&P Global Energy Sector Index Fund	0.65%
iShares S&P Global Financials Sector Index Fund	0.65%
iShares S&P Global Healthcare Sector Index Fund	0.65%
iShares S&P Global Technology Index Fund	0.65%
iShares S&P Global Telecommunications Sector Index Fund	0.65%
iShares S&P Europe 350 Index Fund	0.60%
iShares S&P Latin America 40 Index Fund	0.50%
iShares S&P/TOPIX 150 Index Fund	0.50%
iShares Russell 3000 Index Fund	0.20%
iShares Russell 3000 Growth Index Fund	0.25%
iShares Russell 3000 Value Index Fund	0.25%
iShares Russell 2000 Index Fund	0.20%
iShares Russell 2000 Growth Index Fund	0.25%
iShares Russell 2000 Value Index Fund	0.25%
iShares Russell 1000 Index Fund	0.15%
iShares Russell 1000 Growth Index Fund	0.20%
iShares Russell 1000 Value Index Fund	0.20%
iShares Russell Microcap™ Index Fund	0.60%*
iShares Russell Midcap Index Fund	0.20%
iShares Russell Midcap Growth Index Fund	0.25%
iShares Russell Midcap Value Index Fund	0.25%

*	Because the Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which BGFA will be paid.

i  Shares

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority owned subsidiary of Barclays Bank PLC. As of May 31, 2005, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.3 trillion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

Portfolio Managers

As of February 10, 2006, Ed Corallo is no longer a Portfolio Manager for the iShares S&P Index Funds and iShares Russell Index Funds and Carl Gilchrist is no longer a Portfolio Manager for the iShares S&P Global Index Funds. In addition to Patrick O’Connor (who was previously disclosed in the Prospectus dated August 1, 2005, (as revised September 12, 2005)) Lisa Chen is also primarily responsible for the day-to-day management of the iShares S&P 100 Index Fund, iShares S&P 500 Index Fund, iShares S&P 500 Growth Index Fund, iShares S&P 500 Value Index Fund, iShares MidCap 400 Index Fund, iShares S&P 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P SmallCap 600 Value Index Fund, iShares S&P 1500 Index Fund (the “iShares S&P Index Funds”) and the iShares Russell 3000 Index Fund, iShares Russell 3000 Growth Index Fund, iShares Russell 3000 Value Index Fund, iShares Russell 2000 Index Fund, iShares Russell 2000 Growth Index Fund, iShares Russell 2000 Value Index Fund, iShares Russell 1000 Index Fund, iShares Russell 1000 Growth Index Fund, iShares Russell 1000 Value Index Fund, iShares Russell Microcap™ Index Fund, iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Index Fund, and iShares Russell Midcap Value Index Fund (the “iShares Russell Index Funds”). In addition to Lisa Chen (who was previously disclosed in the Prospectus dated August 1, 2005, (as revised September 12, 2005)) Patrick O’Connor (together with Lisa Chen, the “Portfolio Managers”) is also primarily responsible for the day-to-day management of the iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Telecommunications Sector Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Latin America 40 Index Fund and iShares S&P/TOPIX 150 Index Fund (the “iShares S&P Global Index Funds”). Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the iShares S&P Index Funds and iShares Russell Index Funds since such Funds’ respective inception dates and the iShares S&P Global Index Funds since February 2006. Mr. O’Connor has been a portfolio manager for BGFA and BGI since 1999.

Lisa Chen is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the iShares S&P Global Index Funds since such Funds’ respective inception dates and the iShares S&P Index Funds and iShares Russell Funds since February 2006. Ms. Chen has been a portfolio manager for BGFA and BGI since 1999.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

Management

Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly-traded securities. There is no minimum investment. When buying or selling shares of the Funds through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the iShares S&P Index Funds and Description of the iShares Russell Index Funds sections.

The Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.

The iShares S&P 100 Index Fund is listed on the Chicago Board Options Exchange (“CBOE”). The other Funds described in this Prospectus are listed on a national securities exchange, such as the New York Stock Exchange (“NYSE”) or the American Stock Exchange (“AMEX”). Each national securities exchange on which Fund shares are listed is open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

i  Shares

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the NAV for each Fund generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating a Fund’s NAV, a Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund’s shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase the Fund’s shares.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser.

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. Each Fund distributes its net capital gains, if any, to investors annually.

Shareholder Information

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2008. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of each of iShares S&P Europe 350 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares Latin America 40 Index Fund and iShares S&P/TOPIX 150 Index Fund will almost certainly consist of foreign stocks or securities, those Funds intend to “pass through” to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 2004, but not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of

i  Shares

shares held for one year or less is generally treated as a short term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units, each of which consists of 50,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Funds’ distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as such term is used in the Securities Act may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Purchasers and redeemers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense,

Shareholder Information

compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2005, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares S&P 100 Index Fund	$2,823,000	$500	$2,000
iShares S&P 500 Index Fund	$5,966,000	$1,500	$6,000
iShares S&P 500 Growth Index Fund	$2,866,000	$500	$2,000
iShares S&P 500 Value Index Fund	$3,077,000	$1,250	$5,000
iShares S&P MidCap 400 Index Fund	$6,707,500	$1,250	$5,000
iShares S&P MidCap 400 Growth Index Fund	$6,820,500	$500	$2,000
iShares S&P MidCap 400 Value Index Fund	$6,490,500	$1,250	$5,000
iShares S&P SmallCap 600 Index Fund	$8,005,500	$2,000	$8,000
iShares S&P SmallCap 600 Growth Index Fund	$5,327,000	$750	$3,000
iShares S&P SmallCap 600 Value Index Fund	$5,942,000	$1,250	$5,000
iShares S&P 1500 Index Fund	$5,272,000	$6,000	$24,000
iShares S&P Global 100 Index Fund	$3,014,000	$2,000	$8,000
iShares S&P Global Energy Sector Index Fund	$4,030,500	$600	$2,400
iShares S&P Global Financials Sector Index Fund	$3,193,000	$4,200	$16,800
iShares S&P Global Healthcare Sector Index Fund	$2,526,000	$700	$2,800
iShares S&P Global Technology Sector Index Fund	$2,449,500	$1,400	$5,600
iShares S&P Global Telecommunications Sector Index Fund	$2,456,000	$900	$3,600
iShares S&P Europe 350 Index Fund	$3,683,000	$12,000	$48,000
iShares S&P Latin America 40 Index Fund	$4,334,500	$450	$1,800
iShares S&P/TOPIX 150 Index Fund	$13,167,000	$3,000	$12,000
iShares Russell 3000 Index Fund	$3,413,500	$5,000	$20,000
iShares Russell 3000 Growth Index Fund	$1,949,000	$7,000	$28,000
iShares Russell 3000 Value Index Fund	$4,305,500	$8,000	$32,000
iShares Russell 2000 Index Fund	$6,139,000	$5,000	$20,000
iShares Russell 2000 Growth Index Fund	$3,144,500	$4,000	$16,000
iShares Russell 2000 Value Index Fund	$9,277,000	$4,000	$16,000
iShares Russell 1000 Index Fund	$3,221,500	$3,000	$12,000
iShares Russell 1000 Growth Index Fund	$2,412,000	$2,000	$8,000
iShares Russell 1000 Value Index Fund	$3,313,000	$2,500	$10,000
iShares Russell Microcap™ Index Fund*	$2,500,000	$5,000	$20,000
iShares Russell Midcap Index Fund	$3,999,500	$2,500	$10,000
iShares Russell Midcap Growth Index Fund	$4,210,500	$1,600	$6,400
iShares Russell Midcap Value Index Fund	$5,734,000	$2,300	$9,200

*	Approximate Value of a Creation Unit as of August 1, 2005.

i  Shares

Householding

Householding is an option available to certain investors of the iShares Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the iShares Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Shareholder Information

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Funds’ financial statements in the Annual Report (available upon request). Financial highlights for the iShares Russell Microcap™ Index Fund are not presented as the Fund had not commenced operations as of the date of the Prospectus.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Oct. 23, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$55.24	$43.05	$57.85	$59.17	$73.44

Income from investment operations:
Net investment income	1.20	0.89	0.66	0.61	0.31
Net realized and unrealized gain (loss)	0.89	12.21	(14.79)	(1.34)	(14.28)

Total from investment operations	2.09	13.10	(14.13)	(0.73)	(13.97)

Less distributions from:
Net investment income	(1.31)	(0.91)	(0.67)	(0.59)	(0.30)

Total distributions	(1.31)	(0.91)	(0.67)	(0.59)	(0.30)

Net asset value, end of period	$56.02	$55.24	$43.05	$57.85	$59.17

Total return	3.81%	30.55%	(24.49)%	(1.23)%	(19.07)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$795,417	$392,221	$299,211	$115,703	$88,762
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	2.41%	1.68%	1.63%	1.12%	1.03%
Portfolio turnover rate[d]	6%	5%	4%	13%	5%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 15, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$112.92	$85.04	$115.00	$116.24	$145.24

Income from investment operations:
Net investment income	2.20	1.66	1.53	1.39	1.06
Net realized and unrealized gain (loss)	5.23	27.91	(29.97)	(1.25)	(28.98)

Total from investment operations	7.43	29.57	(28.44)	0.14	(27.92)

Less distributions from:
Net investment income	(2.46)	(1.69)	(1.52)	(1.38)	(1.01)
Net realized gain	–	–	–	–	(0.07)

Total distributions	(2.46)	(1.69)	(1.52)	(1.38)	(1.08)

Net asset value, end of period	$117.89	$112.92	$85.04	$115.00	$116.24

Total return	6.63%	34.93%	(24.80)%	0.13%	(19.32)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,513,826	$8,491,679	$4,681,323	$4,208,946	$2,876,839
Ratio of expenses to average net assets[c]	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets[c]	2.02%	1.66%	1.67%	1.27%	1.06%
Portfolio turnover rate[d]	6%	3%	5%	3%	5%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$55.47	$44.38	$58.82	$56.61	$82.15

Income from investment operations:
Net investment income	1.01	0.61	0.51	0.43	0.25
Net realized and unrealized gain (loss)	1.17	11.10	(14.44)	2.19	(25.44)

Total from investment operations	2.18	11.71	(13.93)	2.62	(25.19)

Less distributions from:
Net investment income	(1.10)	(0.62)	(0.51)	(0.41)	(0.24)
Net realized gain	–	–	–	–	(0.11)

Total distributions	(1.10)	(0.62)	(0.51)	(0.41)	(0.35)

Net asset value, end of period	$56.55	$55.47	$44.38	$58.82	$56.61

Total return	3.95%	26.46%	(23.72)%	4.64%	(30.75)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,341,101	$1,469,921	$705,581	$464,656	$141,520
Ratio of expenses to average net assets[c]	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[c]	1.93%	1.22%	1.19%	0.82%	0.45%
Portfolio turnover rate[d]	22%	14%	17%	28%	31%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$57.02	$40.36	$55.81	$59.31	$60.20

Income from investment operations:
Net investment income	1.11	0.91	0.85	0.83	0.65
Net realized and unrealized gain (loss)	4.04	16.68	(15.46)	(3.49)	(0.78)

Total from investment operations	5.15	17.59	(14.61)	(2.66)	(0.13)

Less distributions from:
Net investment income	(1.26)	(0.93)	(0.84)	(0.84)	(0.61)
Net realized gain	–	–	–	–	(0.15)

Total distributions	(1.26)	(0.93)	(0.84)	(0.84)	(0.76)

Net asset value, end of period	$60.91	$57.02	$40.36	$55.81	$59.31

Total return	9.10%	43.80%	(26.29)%	(4.48)%	(0.27)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,704,486	$1,898,846	$670,039	$586,051	$367,704
Ratio of expenses to average net assets[c]	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[c]	1.95%	1.91%	2.01%	1.56%	1.51%
Portfolio turnover rate[d]	5%	5%	22%	17%	9%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Year ended Mar. 31, 2005[e]	Year ended Mar. 31, 2004[e]	Year ended Mar. 31, 2003[e]	Year ended Mar. 31, 2002[e]	Period from May 22, 2000[a] to Mar. 31, 2001[e]
Net asset value, beginning of period	$60.37	$40.97	$54.07	$45.89	$46.32

Income from investment operations:
Net investment income	0.71	0.53	0.38	0.38	0.36
Net realized and unrealized gain (loss)	5.44	19.40	(13.11)	8.18	(0.29)

Total from investment operations	6.15	19.93	(12.73)	8.56	0.07

Less distributions from:
Net investment income	(0.68)	(0.53)	(0.37)	(0.38)	(0.35)
Net realized gain	–	–	–	–	(0.15)

Total distributions	(0.68)	(0.53)	(0.37)	(0.38)	(0.50)

Net asset value, end of period	$65.84	$60.37	$40.97	$54.07	$45.89

Total return	10.24%	48.81%	(23.59)%	18.75%	0.04%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,416,338	$1,636,020	$1,155,250	$605,571	$156,005
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.21%	1.02%	0.98%	0.87%	0.86%
Portfolio turnover rate[d]	10%	11%	12%	14%	32%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Amounts were adjusted to reflect a 2:1 stock split effective June 9, 2005.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Year ended Mar. 31, 2005[e]	Year ended Mar. 31, 2004[e]	Year ended Mar. 31, 2003[e]	Year ended Mar. 31, 2002[e]	Period from Jul. 24, 2000[a] to Mar. 31, 2001[e]
Net asset value, beginning of period	$62.02	$44.22	$58.69	$50.66	$67.87

Income from investment operations:
Net investment income	0.33	0.24	0.14	0.07	0.01
Net realized and unrealized gain (loss)	5.03	17.80	(14.48)	8.03	(16.98)

Total from investment operations	5.36	18.04	(14.34)	8.10	(16.97)

Less distributions from:
Net investment income	(0.37)	(0.24)	(0.13)	(0.07)	(0.00)[f]
Net realized gain	–	–	–	–	(0.24)

Total distributions	(0.37)	(0.24)	(0.13)	(0.07)	(0.24)

Net asset value, end of period	$67.01	$62.02	$44.22	$58.69	$50.66

Total return	8.67%	40.86%	(24.45)%	16.03%	(25.08)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,112,261	$669,822	$309,516	$252,359	$162,092
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.56%	0.45%	0.31%	0.15%	0.06%
Portfolio turnover rate[d]	34%	37%	58%	50%	67%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Amounts were adjusted to reflect a 2:1 stock split effective June 9, 2005.

[f]	Rounds to less than $0.01.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Year ended Mar. 31, 2005[e]	Year ended Mar. 31, 2004[e]	Year ended Mar. 31, 2003[e]	Year ended Mar. 31, 2002[e]	Period from Jul. 24, 2000[a] to Mar. 31, 2001[e]
Net asset value, beginning of period	$57.85	$37.45	$49.42	$41.08	$36.20

Income from investment operations:
Net investment income	0.99	0.70	0.59	0.53	0.39
Net realized and unrealized gain (loss)	5.71	20.40	(11.98)	8.34	4.93

Total from investment operations	6.70	21.10	(11.39)	8.87	5.32

Less distributions from:
Net investment income	(0.87)	(0.70)	(0.58)	(0.53)	(0.37)
Net realized gain	–	–	–	–	(0.07)

Total distributions	(0.87)	(0.70)	(0.58)	(0.53)	(0.44)

Net asset value, end of period	$63.68	$57.85	$37.45	$49.42	$41.08

Total return	11.64%	56.59%	(23.13)%	21.79%	14.71%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,852,990	$1,133,907	$546,783	$454,683	$78,044
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.78%	1.47%	1.50%	1.43%	1.58%
Portfolio turnover rate[d]	10%	11%	11%	13%	17%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Amounts were adjusted to reflect a 2:1 stock split effective June 9, 2005.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Year ended Mar. 31, 2005[e]	Year ended Mar. 31, 2004[e]	Year ended Mar. 31, 2003[e]	Year ended Mar. 31, 2002[e]	Period from May 22, 2000[a] to Mar. 31, 2001[e]
Net asset value, beginning of period	$47.42	$30.56	$40.98	$33.83	$32.65

Income from investment operations:
Net investment income	0.45	0.29	0.23	0.19	0.13
Net realized and unrealized gain (loss)	5.65	16.87	(10.42)	7.15	1.54

Total from investment operations	6.10	17.16	(10.19)	7.34	1.67

Less distributions from:
Net investment income	(0.49)	(0.29)	(0.23)	(0.19)	(0.11)
Net realized gain	–	–	–	–	(0.38)
Return of capital	–	(0.01)	–	–	–

Total distributions	(0.49)	(0.30)	(0.23)	(0.19)	(0.49)

Net asset value, end of period	$53.03	$47.42	$30.56	$40.98	$33.83

Total return	12.91%	56.27%	(24.91)%	21.74%	5.08%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,245,465	$2,226,535	$1,022,296	$1,124,812	$208,081
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	0.95%	0.73%	0.70%	0.60%	0.61%
Portfolio turnover rate[d]	14%	11%	17%	16%	28%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Amounts were adjusted to reflect a 3:1 stock split effective June 9, 2005.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$93.62	$62.55	$79.78	$67.91	$83.34

Income from investment operations:
Net investment income	0.43	0.31	0.19	0.09	0.00[e]
Net realized and unrealized gain (loss)	11.78	31.08	(17.25)	11.87	(14.81)

Total from investment operations	12.21	31.39	(17.06)	11.96	(14.81)

Less distributions from:
Net investment income	(0.45)	(0.32)	(0.17)	(0.09)	(0.00)[e]
Net realized gain	–	–	–	–	(0.62)

Total distributions	(0.45)	(0.32)	(0.17)	(0.09)	(0.62)

Net asset value, end of period	$105.38	$93.62	$62.55	$79.78	$67.91

Total return	13.07%	50.24%	(21.39)%	17.60%	(17.86)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$990,544	$688,137	$312,772	$191,475	$27,162
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.45%	0.39%	0.34%	0.14%	0.00%[f]
Portfolio turnover rate[d]	45%	37%	57%	49%	77%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than $0.01.

[f]	Rounds to less than 0.01%.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Year ended Mar. 31, 2005[e]	Year ended Mar. 31, 2004[e]	Year ended Mar. 31, 2003[e]	Year ended Mar. 31, 2002[e]	Period from Jul. 24, 2000[a] to Mar. 31, 2001[e]
Net asset value, beginning of period	$53.44	$33.31	$47.18	$37.94	$34.17

Income from investment operations:
Net investment income	0.71	0.42	0.36	0.30	0.22
Net realized and unrealized gain (loss)	5.97	20.14	(13.88)	9.24	3.91

Total from investment operations	6.68	20.56	(13.52)	9.54	4.13

Less distributions from:
Net investment income	(0.78)	(0.41)	(0.35)	(0.30)	(0.19)
Net realized gain	–	–	–	–	(0.17)
Return of capital	–	(0.02)	–	–	–

Total distributions	(0.78)	(0.43)	(0.35)	(0.30)	(0.36)

Net asset value, end of period	$59.34	$53.44	$33.31	$47.18	$37.94

Total return	12.55%	61.91%	(28.75)%	25.29%	12.13%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,572,405	$1,020,634	$482,948	$457,610	$64,490
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.36%	0.95%	0.99%	0.92%	0.98%
Portfolio turnover rate[d]	13%	12%	14%	14%	17%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Amounts were adjusted to reflect a 2:1 stock split effective June 9, 2005.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Year ended Mar. 31, 2005	Period from Jan. 20, 2004[a] to Mar. 31, 2004
Net asset value, beginning of period	$99.19	$100.03

Income from investment operations:
Net investment income	1.78	0.29
Net realized and unrealized gain (loss)	5.18	(0.86)

Total from investment operations	6.96	(0.57)

Less distributions from:
Net investment income	(1.99)	(0.27)

Total distributions	(1.99)	(0.27)

Net asset value, end of period	$104.16	$99.19

Total return	7.08%	(0.57)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$72,915	$59,516
Ratio of expenses to average net assets[c]	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.73%	1.52%
Portfolio turnover rate[d]	5%	1%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Dec. 5, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$57.20	$42.03	$57.08	$60.83	$72.50

Income from investment operations:
Net investment income	1.04	0.66	0.59	0.65	0.18
Net realized and unrealized gain (loss)	3.46	15.16	(15.09)	(3.87)	(11.73)

Total from investment operations	4.50	15.82	(14.50)	(3.22)	(11.55)

Less distributions from:
Net investment income	(1.03)	(0.65)	(0.55)	(0.53)	(0.12)

Total distributions	(1.03)	(0.65)	(0.55)	(0.53)	(0.12)

Net asset value, end of period	$60.67	$57.20	$42.03	$57.08	$60.83

Total return	7.85%	37.68%	(25.46)%	(5.32)%	(15.94)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$342,782	$168,736	$65,143	$45,666	$103,407
Ratio of expenses to average net assets[c]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[c]	2.24%	1.63%	1.60%	1.08%	0.88%
Portfolio turnover rate[d]	4%	4%	5%	4%	5%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received of delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$60.07	$44.47	$54.57	$49.64

Income from investment operations:
Net investment income	1.32	0.68	0.88	0.22
Net realized and unrealized gain (loss)	22.78	15.54	(10.07)	4.78

Total from investment operations	24.10	16.22	(9.19)	5.00

Less distributions from:
Net investment income	(1.27)	(0.62)	(0.91)	(0.07)

Total distributions	(1.27)	(0.62)	(0.91)	(0.07)

Net asset value, end of period	$82.90	$60.07	$44.47	$54.57

Total return	40.40%	36.55%	(16.91)%	10.10%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$323,296	$90,100	$17,786	$16,372
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	2.00%	1.92%	1.89%	1.17%
Portfolio turnover rate[d]	5%	4%	9%	5%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$60.26	$39.98	$53.32	$51.00

Income from investment operations:
Net investment income	0.86	1.38	0.56	0.29
Net realized and unrealized gain (loss)	4.00	20.21	(13.33)	2.07

Total from investment operations	4.86	21.59	(12.77)	2.36

Less distributions from:
Net investment income	(0.90)	(1.31)	(0.57)	(0.04)

Total distributions	(0.90)	(1.31)	(0.57)	(0.04)

Net asset value, end of period	$64.22	$60.26	$39.98	$53.32

Total return	8.02%	54.23%	(24.03)%	4.64%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$70,642	$30,129	$15,994	$10,663
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	2.11%	2.14%	2.04%	1.44%
Portfolio turnover rate[d]	5%	8%	8%	2%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 13, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$46.66	$39.81	$49.06	$49.53

Income from investment operations:
Net investment income	0.39	0.31	0.28	0.11
Net realized and unrealized gain (loss)	1.44	6.84	(9.28)	(0.57)

Total from investment operations	1.83	7.15	(9.00)	(0.46)

Less distributions from:
Net investment income	(0.36)	(0.30)	(0.25)	(0.01)

Total distributions	(0.36)	(0.30)	(0.25)	(0.01)

Net asset value, end of period	$48.13	$46.66	$39.81	$49.06

Total return	3.93%	17.98%	(18.36)%	(0.92)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$228,613	$130,656	$25,874	$17,172
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	1.12%	1.25%	0.96%	0.62%
Portfolio turnover rate[d]	10%	6%	4%	1%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$50.99	$33.46	$51.91	$53.19

Income from investment operations:
Net investment income (loss)	0.59	(0.04)	(0.05)	(0.19)
Net realized and unrealized gain (loss)	(3.31)	17.57	(18.40)	(1.09)

Total from investment operations	(2.72)	17.53	(18.45)	(1.28)

Less distributions from:
Net investment income	(0.57)	–	–	–
Return of capital	(0.05)	–	–	–

Total distributions	(0.62)	–	–	–

Net asset value, end of period	$47.65	$50.99	$33.46	$51.91

Total return	(5.40)%	52.39%	(35.54)%	(2.40)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,887	$28,045	$6,692	$7,786
Ratio of expenses to average net assets[c]	0.66%	0.65%	0.66%	0.65%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets[c]	1.25%	(0.14)%	(0.16)%	(0.44)%
Portfolio turnover rate[d]	7%	5%	4%	2%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$46.10	$33.40	$44.84	$50.68

Income from investment operations:
Net investment income	0.75	0.62	0.65	0.11
Net realized and unrealized gain (loss)	3.82	12.73	(11.45)	(5.93)

Total from investment operations	4.57	13.35	(10.80)	(5.82)

Less distributions from:
Net investment income	(0.67)	(0.65)	(0.64)	(0.02)

Total distributions	(0.67)	(0.65)	(0.64)	(0.02)

Net asset value, end of period	$50.00	$46.10	$33.40	$44.84

Total return	9.84%	40.06%	(24.24)%	(11.50)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,499	$20,747	$10,020	$13,451
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	2.24%	1.54%	1.78%	0.61%
Portfolio turnover rate[d]	13%	7%	9%	2%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 25, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$64.39	$42.88	$59.04	$63.13	$79.32

Income from investment operations:
Net investment income	1.36	1.13	1.18	0.83	0.38
Net realized and unrealized gain (loss)	10.89	21.49	(16.28)	(4.08)	(16.30)

Total from investment operations	12.25	22.62	(15.10)	(3.25)	(15.92)

Less distributions from:
Net investment income	(1.35)	(1.11)	(1.06)	(0.84)	(0.27)

Total distributions	(1.35)	(1.11)	(1.06)	(0.84)	(0.27)

Net asset value, end of period	$75.29	$64.39	$42.88	$59.04	$63.13

Total return	19.04%	52.85%	(25.73)%	(5.16)%	(20.10)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,182,054	$772,664	$375,187	$569,757	$154,656
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets exclusive of foreign taxes and taxes on stock dividends[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	2.26%	2.17%	2.11%	1.49%	1.12%
Portfolio turnover rate[d]	5%	5%	6%	4%	24%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 25, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$62.19	$35.58	$52.49	$41.51

Income from investment operations:
Net investment income	0.88	0.77	0.89	0.61
Net realized and unrealized gain (loss)	19.71	26.58	(16.88)	10.64

Total from investment operations	20.59	27.35	(15.99)	11.25

Less distributions from:
Net investment income	(0.94)	(0.74)	(0.92)	(0.27)

Total distributions	(0.94)	(0.74)	(0.92)	(0.27)

Net asset value, end of period	$81.84	$62.19	$35.58	$52.49

Total return	33.17%	77.07%	(30.54)%	27.16%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$335,564	$83,960	$8,895	$7,873
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[c]	2.00%	2.61%	2.42%	2.94%
Portfolio turnover rate[d]	6%	13%	9%	2%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 23, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$94.57	$57.21	$73.59	$77.39

Income from investment operations:
Net investment income	0.43	0.44	0.60	0.10
Net realized and unrealized gain (loss)	(3.94)	37.16	(16.28)	(3.90)

Total from investment operations	(3.51)	37.60	(15.68)	(3.80)

Less distributions from:
Net investment income	(0.34)	(0.24)	(0.70)	–

Total distributions	(0.34)	(0.24)	(0.70)	–

Net asset value, end of period	$90.72	$94.57	$57.21	$73.59

Total return	(3.71)%	65.79%	(21.36)%	(4.91)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$95,254	$56,742	$8,581	$33,117
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[c]	0.67%	1.00%	0.26%	0.32%
Portfolio turnover rate[d]	4%	4%	4%	5%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$64.13	$47.25	$63.89	$63.69	$76.23

Income from investment operations:
Net investment income	1.17	0.90	0.90	0.65	0.51
Net realized and unrealized gain (loss)	3.26	16.90	(16.65)	0.19	(12.56)

Total from investment operations	4.43	17.80	(15.75)	0.84	(12.05)

Less distributions from:
Net investment income	(1.12)	(0.92)	(0.89)	(0.64)	(0.48)
Net realized gain	–	–	–	–	(0.01)
Return of capital	(0.18)	(0.00)[e]	–	–	–

Total distributions	(1.30)	(0.92)	(0.89)	(0.64)	(0.49)

Net asset value, end of period	$67.26	$64.13	$47.25	$63.89	$63.69

Total return	6.95%	37.86%	(24.73)%	1.35%	(15.90)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,957,315	$1,417,348	$985,140	$1,360,937	$388,509
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.81%	1.54%	1.53%	1.20%	1.09%
Portfolio turnover rate[d]	5%	4%	5%	6%	3%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than $0.01.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$38.13	$28.70	$39.72	$40.70	$68.63

Income from investment operations:
Net investment income	0.42	0.25	0.23	0.20	0.06
Net realized and unrealized gain (loss)	(0.07)	9.44	(11.03)	(0.99)	(27.93)

Total from investment operations	0.35	9.69	(10.80)	(0.79)	(27.87)

Less distributions from:
Net investment income	(0.41)	(0.26)	(0.22)	(0.19)	(0.06)
Net realized gain	–	–	–	–	(0.00)[e]
Return of capital	(0.06)	–	–	–	–

Total distributions	(0.47)	(0.26)	(0.22)	(0.19)	(0.06)

Net asset value, end of period	$38.01	$38.13	$28.70	$39.72	$40.70

Total return	0.91%	33.84%	(27.21)%	(1.95)%	(40.62)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$129,224	$114,404	$57,406	$27,806	$20,351
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.12%	0.78%	0.83%	0.47%	0.20%
Portfolio turnover rate[d]	16%	11%	15%	18%	3%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than $0.01.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$77.89	$55.99	$74.12	$71.59	$69.91

Income from investment operations:
Net investment income	1.81	1.43	1.21	1.25	0.83
Net realized and unrealized gain (loss)	7.92	21.94	(18.13)	2.50	1.71

Total from investment operations	9.73	23.37	(16.92)	3.75	2.54

Less distributions from:
Net investment income	(1.96)	(1.47)	(1.21)	(1.22)	(0.77)
Net realized gain	–	–	–	–	(0.09)

Total distributions	(1.96)	(1.47)	(1.21)	(1.22)	(0.86)

Net asset value, end of period	$85.66	$77.89	$55.99	$74.12	$71.59

Total return	12.61%	42.04%	(22.92)%	5.34%	3.60%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$364,051	$225,872	$97,977	$66,712	$32,216
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	2.33%	2.19%	2.20%	1.79%	1.67%
Portfolio turnover rate[d]	16%	13%	16%	15%	4%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Year ended Mar. 31, 2005[e]	Year ended Mar. 31, 2004[e]	Year ended Mar. 31, 2003[e]	Year ended Mar. 31, 2002[e]	Period from May 22, 2000[a] to Mar. 31, 2001[e]
Net asset value, beginning of period	$58.80	$36.31	$50.39	$44.90	$47.17

Income from investment operations:
Net investment income	0.74	0.50	0.51	0.52	0.49
Net realized and unrealized gain (loss)	2.36	22.48	(14.07)	5.45	(2.24)

Total from investment operations	3.10	22.98	(13.56)	5.97	(1.75)

Less distributions from:
Net investment income	(0.61)	(0.45)	(0.52)	(0.48)	(0.44)
Net realized gain	–	–	–	–	(0.08)
Return of capital	(0.15)	(0.04)	–	–	–

Total distributions	(0.76)	(0.49)	(0.52)	(0.48)	(0.52)

Net asset value, end of period	$61.14	$58.80	$36.31	$50.39	$44.90

Total return	5.27%	63.44%	(26.99)%	13.40%	(3.77)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,908,105	$5,280,402	$1,706,545	$2,438,900	$713,939
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.20%	1.08%	1.28%	1.25%	1.39%
Portfolio turnover rate[d]	17%	26%	30%	20%	39%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Amounts were adjusted to reflect a 2:1 stock split effective June 9, 2005.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$62.52	$38.56	$56.68	$54.48	$81.36

Income from investment operations:
Net investment income	0.20	0.20	0.21	0.11	0.05
Net realized and unrealized gain (loss)	0.25	23.97	(18.14)	2.19	(26.85)

Total from investment operations	0.45	24.17	(17.93)	2.30	(26.80)

Less distributions from:
Net investment income	(0.17)	(0.21)	(0.19)	(0.10)	(0.04)
Net realized gain	–	–	–	–	(0.04)
Return of capital	(0.04)	–	–	–	–

Total distributions	(0.21)	(0.21)	(0.19)	(0.10)	(0.08)

Net asset value, end of period	$62.76	$62.52	$38.56	$56.68	$54.48

Total return	0.74%	62.76%	(31.65)%	4.24%	(32.96)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,105,733	$1,522,368	$638,186	$436,412	$155,258
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.37%	0.38%	0.58%	0.22%	0.14%
Portfolio turnover rate[d]	22%	37%	41%	28%	9%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Year ended Mar. 31, 2005[e]	Year ended Mar. 31, 2004[e]	Year ended Mar. 31, 2003[e]	Year ended Mar. 31, 2002[e]	Period from Jul. 24, 2000[a] to Mar. 31, 2001[e]
Net asset value, beginning of period	$57.08	$35.30	$46.94	$38.83	$34.45

Income from investment operations:
Net investment income	0.99	0.74	0.74	0.77	0.50
Net realized and unrealized gain (loss)	4.45	21.75	(11.63)	8.05	4.32

Total from investment operations	5.44	22.49	(10.89)	8.82	4.82

Less distributions from:
Net investment income	(1.04)	(0.66)	(0.75)	(0.71)	(0.43)
Net realized gain	–	–	–	–	(0.01)
Return of capital	–	(0.05)	–	–	–

Total distributions	(1.04)	(0.71)	(0.75)	(0.71)	(0.44)

Net asset value, end of period	$61.48	$57.08	$35.30	$46.94	$38.83

Total return	9.58%	64.00%	(23.35)%	23.05%	14.05%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,711,333	$1,712,273	$635,447	$837,968	$273,763
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.84%	1.64%	1.85%	2.07%	2.40%
Portfolio turnover rate[d]	23%	16%	45%	26%	9%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Amounts were adjusted to reflect a 3:1 stock split effective June 9, 2005.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 15, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$60.52	$45.17	$60.81	$61.10	$76.78

Income from investment operations:
Net investment income	1.20	0.88	0.72	0.70	0.64
Net realized and unrealized gain (loss)	3.08	15.36	(15.64)	(0.30)	(15.71)

Total from investment operations	4.28	16.24	(14.92)	0.40	(15.07)

Less distributions from:
Net investment income	(1.18)	(0.89)	(0.72)	(0.69)	(0.61)
Net realized gain	–	–	–	–	(0.00)[e]
Return of capital	(0.21)	–	–	–	–

Total distributions	(1.39)	(0.89)	(0.72)	(0.69)	(0.61)

Net asset value, end of period	$63.41	$60.52	$45.17	$60.81	$61.10

Total return	7.12%	36.12%	(24.59)%	0.68%	(19.75)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,984,792	$2,084,785	$919,140	$419,571	$207,723
Ratio of expenses to average net assets[c]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	1.87%	1.62%	1.66%	1.23%	1.01%
Portfolio turnover rate[d]	5%	5%	5%	8%	9%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than $0.01.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$47.03	$35.97	$49.59	$50.99	$79.30

Income from investment operations:
Net investment income	0.53	0.37	0.31	0.23	0.14
Net realized and unrealized gain (loss)	(0.06)	11.07	(13.63)	(1.41)	(28.20)

Total from investment operations	0.47	11.44	(13.32)	(1.18)	(28.06)

Less distributions from:
Net investment income	(0.53)	(0.38)	(0.30)	(0.22)	(0.14)
Net realized gain	–	–	–	–	(0.11)
Return of capital	(0.04)	–	–	–	–

Total distributions	(0.57)	(0.38)	(0.30)	(0.22)	(0.25)

Net asset value, end of period	$46.93	$47.03	$35.97	$49.59	$50.99

Total return	0.98%	31.88%	(26.87)%	(2.30)%	(35.47)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,129,992	$1,646,146	$915,350	$483,465	$209,078
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.27%	0.87%	0.92%	0.52%	0.26%
Portfolio turnover rate[d]	14%	9%	13%	22%	11%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$59.75	$43.45	$57.62	$56.18	$56.10

Income from investment operations:
Net investment income	1.40	1.15	1.02	0.90	0.66
Net realized and unrealized gain (loss)	6.30	16.32	(14.18)	1.43	0.04

Total from investment operations	7.70	17.47	(13.16)	2.33	0.70

Less distributions from:
Net investment income	(1.54)	(1.17)	(1.01)	(0.89)	(0.62)

Total distributions	(1.54)	(1.17)	(1.01)	(0.89)	(0.62)

Net asset value, end of period	$65.91	$59.75	$43.45	$57.62	$56.18

Total return	13.02%	40.48%	(22.95)%	4.22%	1.22%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,791,379	$2,706,693	$984,133	$691,389	$191,005
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	2.42%	2.29%	2.29%	1.82%	1.64%
Portfolio turnover rate[d]	15%	12%	20%	16%	9%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$70.20	$47.26	$60.93	$59.55

Income from investment operations:
Net investment income	0.98	0.77	0.60	0.46
Net realized and unrealized gain (loss)	8.69	22.98	(13.67)	1.32

Total from investment operations	9.67	23.75	(13.07)	1.78

Less distributions from:
Net investment income	(0.97)	(0.79)	(0.60)	(0.40)
Return of capital	(0.05)	(0.02)	–	–

Total distributions	(1.02)	(0.81)	(0.60)	(0.40)

Net asset value, end of period	$78.85	$70.20	$47.26	$60.93

Total return	13.85%	50.47%	(21.50)%	3.08%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,202,454	$593,199	$193,754	$48,741
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.48%	1.39%	1.50%	1.40%
Portfolio turnover rate[d]	15%	7%	15%	7%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$77.09	$51.77	$70.30	$73.06

Income from investment operations:
Net investment income	0.27	0.15	0.09	0.03
Net realized and unrealized gain (loss)	5.89	25.33	(18.54)	(2.77)

Total from investment operations	6.16	25.48	(18.45)	(2.74)

Less distributions from:
Net investment income	(0.29)	(0.16)	(0.08)	(0.02)

Total distributions	(0.29)	(0.16)	(0.08)	(0.02)

Net asset value, end of period	$82.96	$77.09	$51.77	$70.30

Total return	8.01%	49.25%	(26.24)%	(3.75)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$842,049	$493,380	$116,473	$80,847
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.38%	0.27%	0.20%	0.08%
Portfolio turnover rate[d]	27%	10%	31%	5%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$97.65	$65.77	$83.45	$78.86

Income from investment operations:
Net investment income	1.98	1.49	1.35	1.02
Net realized and unrealized gain (loss)	15.50	31.94	(17.70)	4.49

Total from investment operations	17.48	33.43	(16.35)	5.51

Less distributions from:
Net investment income	(1.97)	(1.51)	(1.33)	(0.92)
Return of capital	–	(0.04)	–	–

Total distributions	(1.97)	(1.55)	(1.33)	(0.92)

Net asset value, end of period	$113.16	$97.65	$65.77	$83.45

Total return	18.07%	51.17%	(19.69)%	7.14%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,148,612	$400,383	$105,226	$54,243
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	2.20%	2.05%	2.24%	1.91%
Portfolio turnover rate[d]	20%	10%	24%	6%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

Index Providers

Standard & Poor’s (a division of The McGraw-Hill Companies, Inc.) and Frank Russell are the Index Providers for their respective Underlying Indices. Neither of the Index Providers is affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor, and the listing exchanges.

Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community. Standard & Poor’s calculates and maintains the Standard & Poor’s Global 1200 Index, which includes the Standard & Poor’s 500 for the U.S., the Standard & Poor’s Europe 350 for Continental Europe and the U.K., the Standard & Poor’s/TOPIX 150 for Japan, the Standard & Poor’s Asia Pacific 50, and the Standard & Poor’s Latin America 40. Sector indices in the S&P Global 100 Index include the Standard & Poor’s Global Energy Sector Index, the Standard & Poor’s Global Financials Sector Index, the Standard & Poor’s Global Healthcare Sector Index, the Standard & Poor’s Global Information Technology Sector Index, and the Standard & Poor’s Global Telecommunications Sector Index. Standard & Poor’s also publishes the Standard & Poor’s MidCap 400, Standard & Poor’s SmallCap 600, Standard & Poor’s Composite 1500 and Standard & Poor’s REIT Composite for the U.S. Standard & Poor’s calculates and maintains the S&P/Citigroup Global Equity Index Series, a set of comprehensive rules-based benchmarks covering developed and emerging countries around the world. Company additions to and deletions from a Standard & Poor’s equity index do not in any way reflect an opinion on the investment merits of the company.

Frank Russell Company is an investment services firm offering a variety of investment management products and services. The family of indices created by Frank Russell includes the Russell 1000®, Russell 2000®, Russell 3000®, as well as micro- and mid-capitalization, value, and growth style indices. Frank Russell and Mellon Bank Corporation, parent holding company of Pittsburgh and Boston-based Mellon Trust, operate a joint venture known as Russell/Mellon Analytical Services LLC. Russell/Mellon Analytical Services provides the financial community with financial information and analytical services and calculates the underlying data in the Russell Indices.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to iShares Trust at no charge.

Index Providers

Disclaimers

The iShares S&P Index Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s. Standard & Poor’s makes no representation or warranty, express or implied, to the owners of shares of the Trust or to any member of the public regarding the advisability owning or trading in shares of the Trust. Standard & Poor’s only relationship to the Trust, BGI or BGFA is the licensing of certain trademarks, trade names and service marks of Standard & Poor’s and of the Standard & Poor’s Indices which are determined, composed, and calculated by Standard & Poor’s without regard to the Trust, BGI or BGFA. Standard & Poor’s has no obligation to take the needs of BGI, BGFA or the owners of shares into consideration in determining, composing or calculating the Standard & Poor’s Indices. Standard & Poor’s is not responsible for and has not participated in the determination or timing of, the prices, or quantities of shares to be listed or sale or in the determination or calculation of the equation by which shares are to be converted into cash. Standard & Poor’s has no obligation or liability in connection with the administration of the Trust, or the marketing or trading of shares. Standard & Poor’s does not guarantee the accuracy and/or the completeness of the Standard & Poor’s Indices or any data included therein and Standard & Poor’s shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor’s makes no warranty, express or implied, as to results to be obtained by BGI, BGFA, owners of shares of the Trust, or any other person or entity from the use of the Standard & Poor’s Indices or any data included therein. Standard & Poor’s makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor’s Indices or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor’s have any liability for any lost profit or indirect, punitive, special or consequential damages, even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements between Standard & Poor’s and BGI and BGFA.

The iShares Russell Index Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company. Frank Russell Company makes no representation or warranty, express or implied, to the owners of the shares of the Trust or to any member of the public regarding the advisability of outing or trading in shares of the Trust or the ability of the Russell Indices to track general stock market performance. Frank Russell Company is the licensor of certain trademarks, service marks, and trade names. The Russell Indices on which the Funds are based are determined, composed, and calculated by Frank Russell Company without regard to the Funds, BGI or BGFA. Frank Russell Company has no obligation to take the needs of BGI, BGFA or the owners of shares into consideration in determining, composing or calculating the Russell Indices. Frank Russell Company is not responsible for and has not participated in the determination or timing of, the prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Frank Russell Company has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares. Although Frank Russell Company obtains information for inclusion or use in the calculation of the Russell Indices from sources that Frank Russell Company considers reliable, Frank Russell Company does not guarantee the accuracy and/or the completeness of the Russell Indices or any data included therein. Frank Russell Company shall have no liability for any errors, omissions, or interruptions therein. Frank Russell Company makes no warranty, express or implied, as to results to be obtained by BGI, BGFA, owners of shares of the Trust, or any other person or entity from the use of the Russell Indices or any data included therein. Frank Russell Company makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indices or any data included therein. Without limiting any of the foregoing, in no event shall Frank Russell Company have any liability for any lost profits or indirect, punitive, special or consequential damages, even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements between Frank Russell Company and BGI and BGFA.

i  Shares

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Standard & Poor’s and Frank Russell Company without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Shares of the Trust are not sponsored, endorsed or promoted by the CBOE. The CBOE makes no representation or warranty, express or implied, to the owners of the iShares S&P 100 Index Fund or any member of the public regarding the ability of the Fund to track the total return performance of its Underlying Index or the ability of the Underlying Index to track stock market performance. The Underlying Index of the iShares S&P 100 Index Fund herein is determined, composed and calculated by Standard & Poor’s, without regard to the iShares S&P 100 Index Fund. The CBOE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index of the iShares S&P 100 Index Fund, nor in the determination of the timing of, prices of, or quantities of the iShares S&P 100 Index Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The CBOE has no obligation or liability to owners of the iShares S&P 100 Index Fund in connection with the administration, marketing or trading of the shares of the Fund.

The CBOE does not guarantee the accuracy and/or the completeness of the Underlying Index of the iShares S&P 100 Index Fund or any data included therein. The CBOE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Fund as licensee, licensee’s customers and counterparties, owners of the iShares S&P 100 Index Fund, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The CBOE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index of the iShares S&P 100 Index Fund or any data included therein. Without limiting any of the foregoing, in no event shall the CBOE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the Trust are not sponsored, endorsed or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Standard & Poor’s Indices identified herein is determined, composed and calculated by Standard & Poor’s without regard to the shares of any Fund. The NYSE is not responsible for, nor has it participated in, the determination of the compilation or the calculation

Disclaimers

of the Standard & Poor’s Indices, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The NYSE does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The NYSE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, to the owners of the shares of any Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

i  Shares

Supplemental Information

I.    Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this prospectus. Except for the iShares S&P 1500 Index Fund, the information shown for each Fund is for each full calendar quarter of 2004 through June 30, 2005, the date of the most recent calendar quarter-end. The iShares S&P 1500 Index Fund shows information beginning with the first full calendar quarter after the Fund’s inception. A Premium/Discount table is not presented for the iShares Russell Microcap™ Index Fund as the Fund had not commenced operations as of the date of this Prospectus.

Each line in the tables shows the numbers of trading days in which the shares of a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27%
Between 0.5% and -0.5%	375	99.45
Less than -0.5%	1	0.28

	377	100.00%

iShares S&P 500 Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	377	100.00%

	377	100.00%

Supplemental Information

iShares S&P 500 Growth Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.53%
Between 0.5% and -0.5%	375	99.47

	377	100.00%

iShares S&P 500 Value Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	377	100.00%

	377	100.00%

iShares S&P MidCap 400 Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	377	100.00%

	377	100.00%

iShares S&P MidCap 400 Growth Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27%
Between 0.5% and -0.5%	375	99.46
Less than -0.5%	1	0.27

	377	100.00%

iShares S&P MidCap 400 Value Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27%
Between 0.5% and -0.5%	376	99.73

	377	100.00%

i  Shares

iShares S&P SmallCap 600 Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	377	100.00%

	377	100.00%

iShares S&P SmallCap 600 Growth Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	376	99.73%
Less than -0.5%	1	0.27

	377	100.00%

iShares S&P SmallCap 600 Value Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27%
Between 0.5% and -0.5%	376	99.73

	377	100.00%

iShares S&P 1500 Index Fund

Period Covered: April 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.32%
Between 0.5% and -0.5%	314	99.68

	315	100.00%

iShares S&P Global 100 Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.53%
Greater than 0.5% and Less than 1.0%	44	11.67
Between 0.5% and -0.5%	327	86.75
Less than -0.5%	4	1.06

	377	100.00%

Supplemental Information

iShares S&P Global Energy Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.80%
Greater than 1.5% and Less than 2.0%	9	2.39
Greater than 1.0% and Less than 1.5%	43	11.41
Greater than 0.5% and Less than 1.0%	71	18.83
Between 0.5% and -0.5%	244	64.71
Less than -0.5%	7	1.86

	377	100.00%

iShares S&P Global Financials Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.53%
Greater than 1.0% and Less than 1.5%	21	5.57
Greater than 0.5% and Less than 1.0%	50	13.26
Between 0.5% and -0.5%	300	79.58
Less than -0.5%	4	1.06

	377	100.00%

iShares S&P Global Healthcare Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	1.06%
Greater than 1.0% and Less than 1.5%	22	5.84
Greater than 0.5% and Less than 1.0%	119	31.56
Between 0.5% and -0.5%	230	61.01
Less than -0.5%	2	0.53

	377	100.00%

iShares S&P Global Technology Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	10	2.65%
Greater than 1.0% and Less than 1.5%	38	10.08
Greater than 0.5% and Less than 1.0%	58	15.38
Between 0.5% and -0.5%	271	71.89

	377	100.00%

i  Shares

iShares S&P Global Telecommunications Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.27%
Greater than 1.5% and Less than 2.0%	16	4.24
Greater than 1.0% and Less than 1.5%	33	8.75
Greater than 0.5% and Less than 1.0%	72	19.10
Between 0.5% and -0.5%	253	67.10
Less than -0.5%	2	0.54

	377	100.00%

iShares S&P Europe 350 Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.80%
Greater than 1.0% and Less than 1.5%	22	5.84
Greater than 0.5% and Less than 1.0%	123	32.63
Between 0.5% and -0.5%	209	55.43
Less than -0.5% and Greater than -1.0%	16	4.24
Less than -1.0%	4	1.06

	377	100.00%

iShares S&P Latin America 40 Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	4	1.06%
Greater than 1.5% and Less than 2.0%	7	1.86
Greater than 1.0% and Less than 1.5%	51	13.53
Greater than 0.5% and Less than 1.0%	125	33.16
Between 0.5% and -0.5%	164	43.50
Less than -0.5% and Greater than -1.0%	16	4.24
Less than -1.0% and Greater than -1.5%	4	1.06
Less than -1.5% and Greater than -2.0%	4	1.06
Less than -2.0%	2	0.53

	377	100.00%

Supplemental Information

iShares S&P/TOPIX 150 Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	4	1.06%
Greater than 1.5% and Less than 2.0%	16	4.24
Greater than 1.0% and Less than 1.5%	36	9.55
Greater than 0.5% and Less than 1.0%	89	23.60
Between 0.5% and -0.5%	179	47.46
Less than -0.5% and Greater than -1.0%	38	10.10
Less than -1.0% and Greater than -1.5%	9	2.39
Less than -1.5% and Greater than -2.5%	5	1.33
Less than -2.5%	1	0.27

	377	100.00%

iShares Russell 3000 Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	377	100.00%

	377	100.00%

iShares Russell 3000 Growth Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	376	99.73%
Less than -0.5%	1	0.27

	377	100.00%

iShares Russell 3000 Value Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	377	100.00%

	377	100.00%

iShares Russell 2000 Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27%
Between 0.5% and -0.5%	374	99.20
Less than -0.5%	2	0.53

	377	100.00%

i  Shares

iShares Russell 2000 Growth Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.53%
Greater than 0.5% and Less than 1.0%	4	1.06
Between 0.5% and -0.5%	367	97.35
Less than -0.5%	4	1.06

	377	100.00%

iShares Russell 2000 Value Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.80%
Between 0.5% and -0.5%	371	98.40
Less than -0.5%	3	0.80

	377	100.00%

iShares Russell 1000 Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	377	100.00%

	377	100.00%

iShares Russell 1000 Growth Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	376	99.73%
Less than -0.5% and greater than -1.0%	1	0.27

	377	100.00%

iShares Russell 1000 Value Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	377	100.00%

	377	100.00%

Supplemental Information

iShares Russell MidCap Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.27%
Greater than 0.5% and Less than 1.5%	4	1.06
Between 0.5% and -0.5%	371	98.40
Less than -0.5%	1	0.27

	377	100.00%

iShares Russell MidCap Growth Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	1.06%
Between 0.5% and -0.5%	373	98.94

	377	100.00%

iShares Russell MidCap Value Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.80%
Greater than 0.5% and Less than 1.5%	11	2.92
Between 0.5% and -0.5%	363	96.28

	377	100.00%

i  Shares

II.    Total Return Information

The tables below present information about the total return of each Fund’s Underlying Index and the total return of each Fund. The information presented for each Fund is for the applicable period ended March 31, 2005. Total Return information for the iShares Russell Microcap™ Index Fund is not present as the Fund had not commenced operations as of the date of this Prospectus.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares S&P 100 Index Fund

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
3.81%	3.85%	3.96%	(4.43)%	(4.42)%	(4.25)%	(18.20)%	(18.17)%	(17.55)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (10/23/00). The first day of secondary market trading in shares of the Fund was 10/29/00.

iShares S&P 500 Index Funds

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
S&P MidCap 500	6.63%	6.57%	6.69%	(2.72)%	(2.73)%	(2.65)%	(12.59)%	(12.64)%	(12.26)%
S&P MidCap 500 Growth	3.95%	3.98%	4.13%	(6.36)%	(6.36)%	(6.20)%	(27.35)%	(27.35)%	(26.72)%
S&P MidCap 500 Value	9.10%	9.25%	9.24%	2.01%	2.04%	2.18%	10.17%	10.29%	11.05%

*	Total returns for the period since inception calculated from the inception date of each Fund (05/15/00, 05/22/00 and 05/22/00, respectively). The first day of secondary market trading in shares of each Fund was 5/19/00, 5/26/00 and 5/26/00, respectively.

Supplemental Information

iShares S&P MidCap 400 Index Funds

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
S&P MidCap 400	10.24%	10.25%	10.43%	8.54%	8.51%	8.73%	48.93%	48.74%	50.17%
S&P MidCap 400 Growth	8.67%	8.77%	8.94%	0.12%	0.11%	0.40%	0.58%	0.51%	1.89%
S&P MidCap 400 Value	11.64%	11.59%	11.90%	14.38%	14.36%	14.64%	87.77%	87.56%	89.81%

*	Total returns for the period since inception are calculated from the inception date of each Fund (05/22/00, 07/24/00 and 07/24/00, respectively). The first day of secondary market trading in shares of each Fund was 5/26/00, 7/28/00 and 7/28/00, respectively.

iShares S&P SmallCap 600 Index Funds

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
S&P SmallCap 600	12.91%	12.49%	13.08%	11.47%	11.37%	11.63%	69.49%	68.80%	70.72%
S&P SmallCap 600 Growth	13.07%	12.71%	13.41%	5.59%	5.52%	5.85%	29.03%	28.62%	30.56%
S&P SmallCap 600 Value	12.55%	12.14%	12.82%	13.68%	13.58%	13.95%	82.42%	81.68%	84.47%

*	Total returns for the period since inception are calculated from the inception date of each Fund (05/22/00, 07/24/00 and 07/24/00, respectively). The first day of secondary market trading in shares of each Fund was 5/26/00, 7/28/00 and 7/28/00, respectively.

iShares S&P 1500 Index Fund

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
7.08%	7.10%	7.25%	5.37%	5.31%	5.59%	6.46%	6.39%	6.68%

*	Total returns for the period since inception is calculated from the inception date of the Fund (1/20/04). The first day of secondary market trading in shares of the Fund was 1/23/04.

iShares S&P Global 100 Index Fund

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
7.85%	6.99%	8.12%	(2.89)%	(2.90)%	(2.21)%	(11.91)%	(11.93)%	(9.20)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (12/05/00). The first day of secondary market trading in shares of the Fund was 12/08/00.

i  Shares

iShares S&P Global Energy Sector Index Fund

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
40.40%	38.17%	41.25%	18.06%	18.20%	17.85%	75.39%	76.09%	74.24%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). The first day of secondary market trading in shares of the Fund was 11/16/01.

iShares S&P Global Financials Sector Index Fund

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
8.02%	6.78%	8.44%	8.65%	8.62%	9.43%	32.42%	32.28%	35.62%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). The first day of secondary market trading in shares of the Fund was 11/16/01.

iShares S&P Global Healthcare Sector Index Fund

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
3.93%	4.11%	4.48%	(0.24)%	(0.12)%	0.24%	(0.82)%	(0.42)%	0.80%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/13/01). The first day of secondary market trading in shares of the Fund was 11/21/01.

iShares S&P Global Technology Sector Index Fund

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
(5.40)%	(5.39)%	(4.59)%	(2.85)%	(2.85)%	(2.04)%	(9.31)%	(9.32)%	(6.72)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). The first day of secondary market trading in shares of the Fund was 11/16/01.

iShares S&P Global Telecommunications Sector Index Fund

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
9.84%	8.34%	9.93%	0.92%	0.89%	1.37%	3.16%	3.03%	4.69%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). The first day of secondary market trading in shares of the Fund was 11/16/01.

Supplemental Information

iShares S&P Europe 350 Index Fund

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
19.04%	18.22%	19.70%	0.51%	0.52%	1.18%	2.39%	2.48%	5.63%

*	Total returns for the period since inception are calculated from the inception date of the Fund (07/25/00). The first day of secondary market trading in shares of the Fund was 7/28/00.

iShares S&P Latin America 40 Index Fund

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
33.17%	32.45%	32.33%	23.83%	23.71%	24.03%	108.27%	107.61%	109.32%

*	Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). The first day of secondary market trading in shares of the Fund was 10/26/01.

iShares S&P/TOPIX 150 Index Fund

Performance as of 3/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
(3.71)%	(4.25)%	(3.24)%	5.29%	5.13%	5.74%	19.39%	18.77%	21.16%

*	Total returns for the period since inception are calculated from the inception date of the Fund (10/23/01). The first day of secondary market trading in shares of the Fund was 10/26/01.

iShares Russell 3000 Index Funds

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Russell 3000	6.95%	6.93%	7.09%	(1.14)%	(1.15)%	(0.93)%	(5.40)%	(5.45)%	(4.44)%
Russell 3000 Growth	0.91%	0.86%	1.15%	(11.22)%	(11.23)%	(11.01)%	(42.77)%	(42.80)%	(42.15)%
Russell 3000 Value	12.61%	12.55%	12.88%	6.53%	6.52%	6.79%	34.54%	34.43%	36.09%

*	Total returns for the period since inception are calculated from the inception date of each Fund (05/22/00, 07/24/00 and 07/24/00, respectively). The first day of secondary market trading in shares of each Fund was 5/26/00, 7/28/00 and 7/28/00, respectively.

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iShares Russell 2000 Index Funds

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Russell 2000	5.27%	5.11%	5.41%	6.71%	6.64%	7.00%	37.10%	36.69%	38.92%
Russell 2000 Growth	0.74%	0.50%	0.87%	(5.08)%	(5.14)%	(4.84)%	(21.69)%	(21.90)%	(20.76)%
Russell 2000 Value	9.58%	9.25%	9.79%	15.10%	15.03%	15.42%	93.34%	92.75%	95.93%

*	Total returns for the period since inception are calculated from the inception date of each Fund (05/22/00, 07/24/00 and 07/24/00, respectively). The first day of secondary market trading in shares of each Fund was 5/26/00, 7/28/00 and 7/28/00, respectively.

iShares Russell 1000 Index Funds

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Russell 1000	7.12%	7.17%	7.24%	(2.40)%	(2.39)%	(2.25)%	(11.17)%	(11.15)%	(10.53)%
Russell 1000 Growth	0.98%	1.01%	1.16%	(9.55)%	(9.55)%	(9.35)%	(38.59)%	(38.60)%	(37.94)%
Russell 1000 Value	13.02%	13.00%	13.17%	5.39%	5.39%	5.58%	29.05%	29.05%	30.17%

*	Total returns for the period since inception are calculated from the inception date of each Fund (05/15/00, 05/22/00 and 05/22/00, respectively). The first day of secondary market trading in shares of each Fund was 5/19/00, 5/26/00 and 5/26/00, respectively.

iShares Russell Midcap Index Funds

Performance as of 3/31/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/05			Inception to 3/31/05*			Inception to 3/31/05*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Russell Midcap	13.85%	13.86%	14.05%	9.21%	9.20%	9.35%	38.62%	38.57%	39.34%
Russell Midcap Growth	8.01%	8.19%	8.31%	3.70%	3.73%	3.96%	14.44%	14.56%	15.50%
Russell Midcap Value	18.07%	17.99%	18.34%	12.27%	12.24%	12.46%	53.56%	53.41%	54.62%

*	Total returns for the period since inception are calculated from the inception date of each Fund (07/17/01). The first day of secondary market trading in shares of the Fund was 7/20/01.

Supplemental Information

Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund’s investments is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

If you have questions about the Funds or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call:	1-800-iShares

Monday through Friday

8:00 a.m. to 8:00 p.m. (Eastern time)

Write:	iShares Trust

c/o SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

i  Shares

For more detailed information on the Funds, request a copy of their Annual and Semi-Annual reports to shareholders and Statement of Additional Information (SAI). The Annual reports discuss market conditions and investment strategies that materially affected Fund performance over the last fiscal year.

The SAI provides detailed information on the Funds. iShares Trust has electronically filed the SAI, dated August 1, 2005, with the Securities and Exchange Commission (the “Commission”). It is incorporated by reference into this prospectus.

If you have any questions about the Funds, or wish to obtain the Annual and Semi-Annual reports and SAI free of charge, please call the Funds’ toll-free number: 1 800 iShares (1 800 474 2737) or e-mail the Funds’ at iSharesfunds@seic.com

Or you may write iShares Trust Funds:

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

You can also obtain this information through the internet in the Edgar Database on the Commission’s Website: http://www.sec.gov

Copies of these documents may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section. Address your request to:

Public Reference Section of the SEC,

Washington D.C. 20549-0102

You can also review and copy the documents at the Commission’s Public Reference Room in Washington, D.C.

Call the Commission at 1 202 942 8090 for further details.

Investment Company Act File No.: 811-09729

BGI-F-023-03006

iShares®

iShares Trust

The iShares Trust consists of over 70 separate investment portfolios called “Funds.” Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by Dow Jones & Company, KLD Research & Analytics, Inc. or Cohen & Steers Capital Management, Inc. (each, an “Index Provider”). This Prospectus relates to the following Funds:

iShares Dow Jones U.S. Total Market Index Fund

iShares Dow Jones U.S. Basic Materials Sector Index Fund

iShares Dow Jones U.S. Consumer Services Sector Index Fund

iShares Dow Jones U.S. Consumer Goods Sector Index Fund

iShares Dow Jones U.S. Energy Sector Index Fund

iShares Dow Jones U.S. Financial Sector Index Fund

iShares Dow Jones U.S. Healthcare Sector Index Fund

iShares Dow Jones U.S. Industrial Sector Index Fund

iShares Dow Jones U.S. Technology Sector Index Fund

iShares Dow Jones U.S. Telecommunications Sector Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

iShares Dow Jones U.S. Financial Services Index Fund

iShares Dow Jones U.S. Real Estate Index Fund

iShares Dow Jones Select Dividend Index Fund

iShares Dow Jones Transportation Average Index Fund

iShares KLD Select SocialSM Index Fund

iShares Cohen & Steers Realty Majors Index Fund

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to each Fund.

iShares Trust (the “Trust”) is a registered investment company. The shares of the Trust are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange and the New York Stock Exchange. Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated August 24, 2005

(as revised March 8, 2006)

page i

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Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by one of the following Index Providers:

Dow Jones & Company (“Dow Jones”) publishes The Wall Street Journal and its international and interactive editions, Barron’s and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers.

KLD Research & Analytics, Inc. (“KLD”) provides social investment research, indexes, compliance and consulting services to institutional investors and money managers.

Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) provides financial, economic and investment information and analytical services to the financial community.

BGFA, the investment adviser to each Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with any Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the iShares Dow Jones Index Funds, Description of the iShares KLD Select SocialSM Index Fund and Description of the iShares Cohen & Steers Index Fund sections provide important information about each Fund, including a brief description of each Fund’s Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts (“ADRs”) or other depositary receipts representing securities in the Underlying Index. A Fund may invest the remainder of its assets in securities not included in its Underlying Index, except that the iShares KLD Select SocialSM Index Fund will not invest in any securities in the tobacco

® iShares is a registered trademark of Barclays Global Investors, N.A.

Overview

industry (as such term is defined by KLD), but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses a Representative Sampling indexing strategy, as described below. The Description of the iShares Dow Jones Index Funds, Description of the iShares KLD Select SocialSM Index Fund and Description of the iShares Cohen & Steers Index Fund sections describe the indexing strategy of each Fund.

Representative Sampling

“Representative Sampling” is investing in a representative sample of securities in the relevant Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation figure that is less than 100% is called “tracking error.” A Fund using a Representative Sampling indexing strategy can be expected to have a greater tracking error than a Fund using a Replication indexing strategy. Replication is an indexing strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index.

Industry Concentration Policy

A Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, except that a Fund will concentrate its investments to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the iShares Dow Jones Index Funds, Description of the iShares KLD Select SocialSM Index Fund and Description of the iShares Cohen & Steers Index Fund sections. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund’s NAV will react to securities market movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may cause a Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error”. Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Principal Risk Factors Common to All Funds

Management Risk

Because each Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index, a Fund is subject to management risk. This is the risk that BGFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risks

Absence of Prior Active Market

Although shares of the Funds described in this Prospectus are listed for trading on national securities exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed- end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

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Description of the iShares Dow Jones Index Funds

■	iShares Dow Jones U.S. Total Market Index Fund

■	iShares Dow Jones U.S. Basic Materials Sector Index Fund

■	iShares Dow Jones U.S. Consumer Services Sector Index Fund

■	iShares Dow Jones U.S. Consumer Goods Sector Index Fund

■	iShares Dow Jones U.S. Energy Sector Index Fund

■	iShares Dow Jones U.S. Financial Sector Index Fund

■	iShares Dow Jones U.S. Healthcare Sector Index Fund

■	iShares Dow Jones U.S. Industrial Sector Index Fund

■	iShares Dow Jones U.S. Technology Sector Index Fund

■	iShares Dow Jones U.S. Telecommunications Sector Index Fund

■	iShares Dow Jones U.S. Utilities Sector Index Fund

■	iShares Dow Jones U.S. Financial Services Index Fund

■	iShares Dow Jones U.S. Real Estate Index Fund

■	iShares Dow Jones Select Dividend Index Fund

■	iShares Dow Jones Transportation Average Index Fund

“Dow Jones”, “Dow Jones U.S. Total Market Index”, “Dow Jones U.S. Basic Materials Index”, “Dow Jones U.S. Consumer Services Index”, “Dow Jones U.S. Consumer Goods Index”, “Dow Jones U.S. Oil & Gas Index”, “Dow Jones U.S. Financials Index”, “Dow Jones U.S. Health Care Index”, “Dow Jones U.S. Industrials Index”, “Dow Jones U.S. Technology Index”, “Dow Jones U.S. Telecommunications Index”, “Dow Jones U.S. Utilities Index”, “Dow Jones U.S. Financial Services Index”, “Dow Jones U.S. Real Estate Index”, “Dow Jones Select Dividend Index” and “Dow Jones Transportation Average Index” are servicemarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by BGI. The Funds that are based on Dow Jones Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representations regarding the advisability of investing in shares of the Trust.

Description of the iShares Dow Jones Index Funds

iShares Dow Jones U.S. Total Market Index Fund

Cusip: 464287846

Trading Symbol: IYY

Underlying Index: Dow Jones U.S. Total Market Index

Investment Objective

The iShares Dow Jones U.S. Total Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the U.S. equity broad market. The Index is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -0.07%. The best calendar quarter return during the period shown above was 16.12% in the 2nd quarter of 2003; the worst was -17.07 % in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	11.78%	-1.92%
Return After Taxes on Distributions[2]	11.47%	-2.26%
Return After Taxes on Distributions and Sale of Fund Shares[2]	7.97%	-1.79%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	12.01%	-1.72%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Total Market Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $2,867,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,867,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $15,862 if the Creation Unit is redeemed after one year, $28,445 if the Creation Unit is redeemed after three years $42,264 if the Creation Unit is redeemed after five years, and $83,052 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares Dow Jones U.S. Basic Materials Sector Index Fund

Cusip: 464287838

Trading Symbol: IYM

Underlying Index: Dow Jones U.S. Basic Materials Index

Investment Objective

The iShares Dow Jones U.S. Basic Materials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the basic materials sector of the U.S. equity market. The Index includes companies in the following sectors: chemicals, forestry and paper, industrial metals and mining. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2005, the Index was concentrated in the chemicals industry group, which comprised 61% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Companies in the basic materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

■	Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns.

■	Companies in the basic materials sector are at risk for environmental damage and product liability claims.

■	Companies in the basic materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -7.14%. The best calendar quarter return during the period shown above was 22.89% in the 4th quarter of 2003; the worst was -23.04% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	12.33%	9.52%
Return After Taxes on Distributions[2]	12.06%	8.96%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.33%	7.93%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	13.05%	10.11%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $2,350,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,350,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $15,407 if the Creation Unit is redeemed after one year, $46,151 if the Creation Unit is redeemed after three years, $79,660 if the Creation Unit is redeemed after five years, and $177,216 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

iShares Dow Jones U.S. Consumer Services Sector Index Fund*

Cusip: 464287580

Trading Symbol: IYC

Underlying Index: Dow Jones U.S. Consumer Services Index

Investment Objective

The iShares Dow Jones U.S. Consumer Services Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the consumer services sector of the U.S. equity market. The Index includes companies in the following sectors: food and drug retailers, general retailers, media and travel and leisure. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2005, the Index was concentrated in the general retailers and media industry groups, which comprised 42% and 31%, respectively, of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.

■	The success of companies in the consumer services sector depends heavily on disposable household income and consumer spending.

■	Companies in the consumer services sector may be subject to severe competition.

■	Changes in demographics and consumer preferences may affect the success of consumer products.

■	The success of food, soft drink and fashion related products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

*	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund. Also on this date, the name of the Fund’s Underlying Index was changed from the Dow Jones U.S. Consumer Cyclical Sector Index to the Dow Jones U.S. Consumer Services Index.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -3.21%. The best calendar quarter return during the period shown above was 18.57% in the 2nd quarter of 2003; the worst was -22.15% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	10.39%	0.82%
Return After Taxes on Distributions[2]	10.34%	0.74%
Return After Taxes on Distributions and Sale of Fund Shares[2]	6.79%	0.65%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	11.06%	1.38%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Consumer Services Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $2,946,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,946,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $21,056 if the Creation Unit is redeemed after one year, $59,585 if the Creation Unit is redeemed after three years, $101,580 if the Creation Unit is redeemed after five years, and $223,842 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Consumer Goods Sector Index Fund*

Cusip: 464287812

Trading Symbol: IYK

Underlying Index: Dow Jones U.S. Consumer Goods Index

Investment Objective

The iShares Dow Jones U.S. Consumer Goods Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the consumer goods sector of the U.S. equity market. The Index includes companies in the following sectors: automobiles and parts, beverages, food producers, household goods, leisure goods, personal goods and tobacco. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Governmental regulation affecting the permissibility of using various food additives and production methods may affect the profitability of companies in the consumer goods sector.

■	Tobacco companies may be adversely affected by new laws and/or by litigation.

■	The success of food, soft drink and fashion related products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

■	The products of internet-related and software companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

■	Software and computer companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

*	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund. Also on this date, the name of the Fund’s Underlying Index was changed from the Dow Jones U.S. Consumer Non-Cyclical Sector Index to the Dow Jones U.S. Consumer Goods Index.

iShares Dow Jones U.S. Consumer Goods Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -1.04%. The best calendar quarter return during the period shown above was 14.30% in the 2nd quarter of 2003; the worst was -10.41% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	11.39%	7.50%
Return After Taxes on Distributions[2]	11.15%	7.09%
Return After Taxes on Distributions and Sale of Fund Shares[2]	7.69%	6.27%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	12.05%	8.22%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $2,655,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,655,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $17,277 if the Creation Unit is redeemed after one year, $52,012 if the Creation Unit is redeemed after three years, $89,871 if the Creation Unit is redeemed after five years, and $200,092 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Consumer Goods Sector Index Fund

iShares Dow Jones U.S. Energy Sector Index Fund*

Cusip: 464287796

Trading Symbol: IYE

Underlying Index: Dow Jones U.S. Oil & Gas Index

Investment Objective

The iShares Dow Jones U.S. Energy Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the oil and gas sector of the U.S. equity market. The Index includes companies in the following sectors: oil and gas producers and oil equipment, services and distribution. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2005, the Index was concentrated in the integrated oil & gas group which comprised 55% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration, and production spending.

■	Companies in the oil and gas sector may be adversely affected by changes in exchange rates.

■	Companies in the oil and gas sector may be affected by government regulation, world events and economic conditions.

■	Companies in the oil and gas sector may be at risk for environmental damage claims.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

*	On December 20, 2004, the name of the Underlying Index of the iShares Dow Jones U.S. Energy Sector Index Fund was changed from the Dow Jones U.S. Energy Sector Index to the Dow Jones U.S. Oil & Gas Index.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 20.36%. The best calendar quarter return during the period shown above was 15.79% in the 4th quarter of 2003; the worst was -17.55 % in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	31.71%	6.79%
Return After Taxes on Distributions[2]	31.46%	6.38%
Return After Taxes on Distributions and Sale of Fund Shares[2]	20.89%	5.62%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	32.43%	7.30%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Energy Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,627,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,627,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $23,241 if the Creation Unit is redeemed after one year, $70,701 if the Creation Unit is redeemed after three years, $122,430 if the Creation Unit is redeemed after five years, and $273,031 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Financial Sector Index Fund

Cusip: 464287788

Trading Symbol: IYF

Underlying Index: Dow Jones U.S. Financials Index

Investment Objective

The iShares Dow Jones U.S. Financial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the financial sector of the U.S. equity market. The Index includes companies in the following sectors: banks, nonlife insurance, life insurance, real estate and general finance. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2005, the Index was concentrated in the banks industry group, which comprised 47% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Companies in the financial sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

■	The profitability of companies in the financial sector is adversely affected by increases in interest rates.

■	The profitability of companies in the financial sector is adversely affected by loans losses, which usually increase in economic downturns.

■	Insurance companies may be subject to severe price competition.

■	Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Financial Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -1.93%. The best calendar quarter return during the period shown above was 17.93% in the 2nd quarter of 2003; the worst was -15.92% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	12.73%	8.98%
Return After Taxes on Distributions[2]	12.41%	8.37%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.64%	7.44%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	13.39%	9.65%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $4,677,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,677,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $31,673 if the Creation Unit is redeemed after one year, $92,860 if the Creation Unit is redeemed after three years $159,550 if the Creation Unit is redeemed after five years, and $353,708 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Financial Sector Index Fund

iShares Dow Jones U.S. Healthcare Sector Index Fund

Cusip: 464287762

Trading Symbol: IYH

Underlying Index: Dow Jones U.S. Health Care Index

Investment Objective

The iShares Dow Jones U.S. Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the healthcare sector of the U.S. equity market. The Index includes companies in the following sectors: health care equipment and services and pharmaceuticals and biotechnology. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2005, the Index was concentrated in the pharmaceuticals & biotechnology and healthcare equipment & services industry groups, which comprised 59% and 41%, respectively, of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Many companies in the healthcare sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

■	Companies in the healthcare sector may be subject to extensive litigation based on product liability and similar claims.

■	Companies in the healthcare sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

■	Many new products in the healthcare sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval is long and costly.

■	Companies in the healthcare sector may be thinly capitalized.

■	Companies in the healthcare sector may be susceptible to product obsolescence.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 4.20%. The best calendar quarter return during the period shown above was 11.23% in the 2nd quarter of 2003; the worst was -16.96% in the 1st quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	3.91%	0.38%
Return After Taxes on Distributions[2]	3.81%	0.22%
Return After Taxes on Distributions and Sale of Fund Shares[2]	2.67%	0.25%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	4.55%	1.01%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Healthcare Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $750 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,065,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,065,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $20,290 if the Creation Unit is redeemed after one year, $60,387 if the Creation Unit is redeemed after three years, $104,089 if the Creation Unit is redeemed after five years, and $231,324 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Industrial Sector Index Fund

Cusip: 464287754

Trading Symbol: IYJ

Underlying Index: Dow Jones U.S. Industrials Index

Investment Objective

The iShares Dow Jones U.S. Industrial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the industrials sector of the U.S. equity market. The Index includes companies in the following sectors: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering, industrial transportation and support services. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2005, the Index was concentrated in the general industrials industry group, which comprised 40% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

■	The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

■	Government regulation, world events and economic conditions may affect the performance of companies in the industrial sector.

■	Companies in the industrial sector may be at risk for environmental damage and product liability claims.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Industrial Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -4.60%. The best calendar quarter return during the period shown above was 18.43% in the 4th quarter of 2001; the worst was -18.73 % in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	16.41%	0.25%
Return After Taxes on Distributions[2]	16.26%	0.01%
Return After Taxes on Distributions and Sale of Fund Shares[2]	10.85%	0.08%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	17.25%	-0.03%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $2,736,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,736,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $19,768 if the Creation Unit is redeemed after one year, $55,550 if the Creation Unit is redeemed after three years, $94,550 if the Creation Unit is redeemed after five years, and $208,092 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Industrial Sector Index Fund

iShares Dow Jones U.S. Technology Sector Index Fund

Cusip: 464287721

Trading Symbol: IYW

Underlying Index: Dow Jones U.S. Technology Index

Investment Objective

The iShares Dow Jones U.S. Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the technology sector of the U.S. equity market. The Index includes companies in the following sectors: software and computer services and technology hardware and equipment. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2005, the Index was concentrated in the technology hardware & equipment and software & computer services industry groups, which comprised 60% and 40%, respectively, of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -5.49%. The best calendar quarter return during the period shown above was 36.98% in the 4th quarter of 2001; the worst was -36.47% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	1.15%	-16.98%
Return After Taxes on Distributions[2]	0.94%	-17.02%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.04%	-13.57%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	1.76%	-16.48%

1	Inception date: 5/15/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares Dow Jones U.S. Technology Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $2,337,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,337,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,826 if the Creation Unit is redeemed after one year, $47,396 if the Creation Unit is redeemed after three years, $80,716 if the Creation Unit is redeemed after five years, and $177,723 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Cusip: 464287713

Trading Symbol: IYZ

Underlying Index: Dow Jones U.S. Telecommunications Index

Investment Objective

The iShares Dow Jones U.S. Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the telecommunications sector of the U.S. equity market. The Index includes companies in the following sectors: fixed-line telecommunications and mobile telecommunications. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2005, the Index was concentrated in the fixed–line communications industry group, which comprised 83% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

■	Companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

■	Technological innovations may make the products and services of telecommunications companies obsolete.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -2.40%. The best calendar quarter return during the period shown above was 34.65% in the 4th quarter of 2002; the worst was -27.17% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	18.13%	-15.19%
Return After Taxes on Distributions[2]	17.61%	-15.64%
Return After Taxes on Distributions and Sale of Fund Shares[2]	12.20%	-12.42%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	18.70%	-12.41%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $1,157,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,157,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $7,596 if the Creation Unit is redeemed after one year, $22,739 if the Creation Unit is redeemed after three years, $39,244 if the Creation Unit is redeemed after five years, and $87,296 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Telecommunications Sector Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

Cusip: 464287697

Trading Symbol: IDU

Underlying Index: Dow Jones U.S. Utilities Index

Investment Objective

The iShares Dow Jones U.S. Utilities Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the utilities sector of the U.S. equity market. The Index includes companies in the following sectors: electricity and gas, water and multiutilities. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business May 31, 2005, the Index was concentrated in the electricity industry group, which comprised 76% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The rates charged by regulated utility companies are subject to review and limitation by governmental regulatory commissions.

■	The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

■	As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures.

■	Deregulation is subjecting utility companies to greater competition and may adversely affect profitability.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 14.29%. The best calendar quarter return during the period shown above was 19.33% in the 2nd quarter of 2003; the worst was -20.05% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	23.26%	2.93%
Return After Taxes on Distributions[2]	22.63%	1.98%
Return After Taxes on Distributions and Sale of Fund Shares[2]	15.71%	1.99%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	24.04%	3.47%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Utilities Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,692,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,692,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $23,639 if the Creation Unit is redeemed after one year, $71,950 if the Creation Unit is redeemed after three years, $124,606 if the Creation Unit is redeemed after five years, and $277,906 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Financial Services Index Fund

Cusip: 464287770

Trading Symbol: IYG

Underlying Index: Dow Jones U.S. Financial Services Index

Investment Objective

The iShares Dow Jones U.S. Financial Services Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the financial services sector of the U.S. equity market. It is a subset of the Dow Jones U.S. Financials Index. The Index includes companies in the following sectors: real estate and general finance. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2005, the Index was concentrated in the banks and general financial industry groups which comprised approximately 68% and 32%, respectively, of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

■	The profitability of companies in the financial services sector is adversely affected by increases in interest rates.

■	The profitability of companies in the financial services sector is adversely affected by loan losses, which usually increase in economic downturns.

■	Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial services sector.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Financial Services Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -3.65%. The best calendar quarter return during the period shown above was 19.42% in the 2nd quarter of 2003; the worst was -15.85% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	11.93%	8.20%
Return After Taxes on Distributions[2]	11.58%	7.67%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.16%	6.81%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	12.57%	8.85%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $5,345,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,345,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $34,769 if the Creation Unit is redeemed after one year, $104,697 if the Creation Unit is redeemed after three years, $180,914 if the Creation Unit is redeemed after five years, and $402,809 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Financial Services Index Fund

iShares Dow Jones U.S. Real Estate Index Fund

Cusip: 464287739

Trading Symbol: IYR

Underlying Index: Dow Jones U.S. Real Estate Index

Investment Objective

The iShares Dow Jones U.S. Real Estate Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the real estate sector of the U.S. equity market. The Index includes companies in the following sub-sectors: real estate holding and development and real estate investment trusts (“REITs”). The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2005, the Index was concentrated in the real estate industry group, which comprised 100% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Investment in the real estate sector is subject to many of the same risks associated with the direct ownership of real estate such as:

■	Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);

■	Obsolescence of properties;

■	Changes in the availability, cost and terms of mortgage funds; and

■	The impact of environmental laws.

■	A REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation.

■	The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.

■	Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect REIT shareholders.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

■	Historically, there has been an inverse relationship between interest rates and property values. Rising interest rates can decrease the value of the properties in which a REIT invests and can also increase related borrowing costs. Either of these events can decrease the value of an investment in a REIT.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 5.46%. The best calendar quarter return during the period shown above was 15.06% in the 4th quarter of 2004; the worst was -9.07 % in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	30.37%	20.07%
Return After Taxes on Distributions[2]	28.59%	17.79%
Return After Taxes on Distributions and Sale of Fund Shares[2]	19.59%	16.05%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.22%	20.74%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Real Estate Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $6,153,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,153,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $38,730 if the Creation Unit is redeemed after one year, $119,244 if the Creation Unit is redeemed after three years, $206,999 if the Creation Unit is redeemed after five years, and $462,485 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones Select Dividend Index Fund

Cusip: 464287168

Trading Symbol: DVY

Underlying Index: Dow Jones Select Dividend Index

Investment Objective

The iShares Dow Jones Select Dividend Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Select Dividend Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of one hundred of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities. To be included in the Index, the securities (i) must have had a flat to positive dividend-per-share growth rate for each of the last five years; (ii) must have an average five-year dividend payout ratio of 60% or less; and (iii) must have a minimum 3-month average trading volume of 200,000 shares a day. “Dividend payout ratio” reflects the percentage of a company’s earnings paid out as dividends. A ratio of 60% would mean that a company paid out approximately 60% of its earnings as dividends. A company with a lower dividend payout ratio has more earnings to support dividends, and adjustments or changes in the level of earnings are therefore less likely to significantly affect the level of dividends paid. Positive dividend growth rate is a measure of dividend consistency, since it provides some indication of a company’s ability to continue to pay dividends. The Index is reconstituted annually. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Significant percentage of constituents included in the Index may be comprised of companies in a single industry or sector.

iShares Dow Jones Select Dividend Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 2.14%. The best calendar quarter return during the period shown above was 7.85% in the 4th quarter of 2004; the worst was 1.48 % in the 2nd quarter of 2004.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	17.91%	22.25%
Return After Taxes on Distributions[2]	17.20%	21.53%
Return After Taxes on Distributions and Sale of Fund Shares[2]	12.21%	18.74%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	18.14%	22.56%

1	Inception date: 11/03/03.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.40%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,064,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,064,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $13,037 if the Creation Unit is redeemed after one year, $39,867 if the Creation Unit is redeemed after three years, $69,223 if the Creation Unit is redeemed after five years and $155,274 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones Select Dividend Index Fund

iShares Dow Jones Transportation Average Index Fund

Cusip: 464287192

Trading Symbol: IYT

Underlying Index: Dow Jones Transportation Average Index

Investment Objective

The iShares Dow Jones Transportation Average Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the transportation sector of the U.S. equity market. The Index includes companies in the following primary groups: airlines, trucking, railroads, air freight, transportation services and industrial services. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2005, the Index was concentrated in the industrial transportation industry group, which comprised approximately 89% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The stock prices of companies in the transportation sector are affected by both supply and demand for their specific product or service for that sector.

■	Government regulation, world events and economic conditions may affect the performance of companies in the transportation sector.

■	The success of companies in the transportation sector may depend heavily on consumer spending and disposable household income.

■	Companies in the transportation sector may be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

■	Companies in the transportation sector may be adversely affected by depletion of resources, technology developments, labor relations, and government regulations.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was -8.04%. The best calendar quarter return during the period shown above was 17.14% in the 4th quarter of 2004; the worst was -3.37% in the 1st quarter of 2004.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	27.87%	29.57%
Return After Taxes on Distributions[2]	27.78%	29.24%
Return After Taxes on Distributions and Sale of Fund Shares[2]	18.21%	25.06%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	27.73%	29.47%

1	Inception date: 10/06/03.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones Transportation Average Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $3,238,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,238,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $20,257 if the Creation Unit is redeemed after one year, $62,631 if the Creation Unit is redeemed after three years, $108,816 if the Creation Unit is redeemed after five years and $243,278 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

Description of the iShares KLD Select SocialSM Index Fund

iShares KLD Select SocialSM Index Fund

“KLD Select SocialSM” Index is a service mark of KLD Research & Analytics, Inc. (“KLD”) and has been licensed for use for certain purposes by BGI. The iShares KLD Select SocialSM Index Fund is not sponsored, endorsed, sold or promoted by KLD, and KLD makes no representations regarding the advisability of investing in shares of the Trust.

The KLD Select SocialSM Index is derived from the constituents of the S&P 500® and the Russell 1000® Indices. The Russell 1000® Index is a trademark of the Frank Russell Company (“FRC”). The use of the Russell 1000® Index as the universe for the KLD Select SocialSM Index in no way suggests or implies an opinion by FRC as to the attractiveness of the KLD Select SocialSM Index or of the investment in any or all of the securities upon which the Russell 1000 Index or the KLD Select SocialSM Index are based or in the Fund.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” and “S&P 500 Index,” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use for certain purposes by BGI. The use of the S&P 500® Index as part of the universe for the KLD Select SocialSM Index in no way suggests or implies an opinion by The McGraw-Hill Companies, Inc. as to the attractiveness of the KLD Select SocialSM Index or of the investment in any or all of the securities upon which the S&P 500 Index or the KLD Select SocialSM Index are based or in the Fund.

iShares KLD Select SocialSM Index Fund

iShares KLD Select SocialSM Index Fund

Cusip: 464288802

Trading Symbol: KLD

Underlying Index: KLD Select SocialSM Index

Investment Objective

The iShares KLD Select SocialSM Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the KLD Select SocialSM Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index is designed to maximize exposure to large capitalization companies that KLD determines have positive social and environmental characteristics, while at the same time maintaining risk and return characteristics similar to the Russell 1000® Index. The Index consists of approximately 250 to 350 companies drawn from the universe of companies included in the Russell 1000® Index and the S&P 500® Index. KLD evaluates each eligible company’s social and environmental performance using standardized criteria and assigns a “score” to each company. The selection process is designed so that companies with relatively higher scores are expected to have a higher representation in the Index than they do in the Russell 1000® Index. Companies with relatively lower scores are expected to have a lower representation in the Index than they do in the Russell 1000® Index. Exceptions may result from the constraint on tracking error. Companies that KLD determines are in the tobacco industry are excluded from the Index. The Fund uses a Representative sampling strategy to try to track the Index.

The Russell 1000® Index measures the performance of the large capitalization sector of the U.S. equity market. The Russell 1000® Index includes approximately 92% of the market capitalization of all publicly traded U.S. equity securities. The Russell 1000® Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index. As of the close of business on May 31, 2005, the Russell 1000® Index represented approximately 92% of the total market capitalization of the Russell 3000 Index.

The S&P 500® Index measures the performance of the large-capitalization sector of the U.S. equity market. As of the close of business on May 31, 2005, the Index included approximately 82% of the market capitalization of all publicly traded U.S. equity securities.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The performance of the Index, and therefore the performance of the Fund, may differ from the performance of the Russell 1000® Index and S&P 500® Index due to the different mix of securities in the Index and Fund as compared to the securities in the Russell 1000® Index and the S&P 500® Index.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart or its average annual total returns in a table.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$51	$160

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $2,553,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,553,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $15,446 if the Creation Unit is redeemed after one year, and $43,326 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares KLD Select SocialSM Index Fund

Description of the iShares Cohen & Steers Index Fund

iShares Cohen & Steers Realty Majors Index Fund

“Cohen & Steers” is a trademark and “Cohen & Steers Realty Majors Index®” is a registered trademark of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”), and both such trademarks have been licensed for use for certain purposes by BGI. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representations regarding the advisability of investing in shares of the Trust.

i  Shares

iShares Cohen & Steers Realty Majors Index Fund

Cusip: 464287564

Trading Symbol: ICF

Underlying Index: Cohen & Steers Realty Majors Index

Investment Objective

The iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index consists of selected Real Estate Investment Trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Index must meet minimum market capitalization and liquidity requirements. The Index is weighted according to the total market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Within the REIT market, the Index is diversified across property sectors that represent the current market. Because the Index will always be concentrated in the real estate industry, which comprises 100% of the market capitalization of the Index, the Fund will always be concentrated in real estate.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Investment in REITs is subject to many of the same risks associated with the direct ownership of real estate such as:

■	Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);

■	Obsolescence of properties;

■	Changes in the availability, cost and terms of mortgage funds; and

■	The impact of environmental laws.

■	A REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation.

■	The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.

iShares Cohen & Steers Realty Majors Index Fund

■	Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect REIT shareholders.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

■	Historically, there has been an inverse relationship between interest rates and property values. Rising interest rates can decrease the value of the properties in which a REIT invests and can also increase related borrowing costs. Either of these events can decrease the value of an investment in a REIT.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

The Fund’s total return for the six months ended June 30, 2005 was 6.32%. The best calendar quarter return during the period shown above was 16.52% in the 4th quarter of 2004; the worst was -8.82% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2004)

	One Year*	Since Fund Inception[1]
Fund:
Return Before Taxes	35.22%	21.12%
Return After Taxes on Distributions[2]	33.41%	18.89%
Return After Taxes on Distributions and Sale of Fund Shares[2]	22.73%	16.94%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	35.96%	21.63%

1	Inception date: 1/29/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.35%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.35%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2005 was $6,871,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,871,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $25,109 if the Creation Unit is redeemed after one year, $77,812 if the Creation Unit is redeemed after three years, $135,530 if the Creation Unit is redeemed after five years, and $305,013 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Cohen & Steers Realty Majors Index Fund

Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of each Fund’s assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses, and extraordinary expenses.

For the fiscal year ended April 30, 2005, BGFA received management fees from each Fund based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
iShares Dow Jones U.S. Total Market Index Fund	0.20%
iShares Dow Jones U.S. Basic Materials Sector Index Fund	0.60%
iShares Dow Jones U.S. Consumer Services Sector Index Fund	0.60%
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	0.60%
iShares Dow Jones U.S. Energy Sector Index Fund	0.60%
iShares Dow Jones U.S. Financial Sector Index Fund	0.60%
iShares Dow Jones U.S. Healthcare Sector Index Fund	0.60%
iShares Dow Jones U.S. Industrial Sector Index Fund	0.60%
iShares Dow Jones U.S. Technology Sector Index Fund	0.60%
iShares Dow Jones U.S. Telecommunications Sector Index Fund	0.60%
iShares Dow Jones U.S. Utilities Sector Index Fund	0.60%
iShares Dow Jones U.S. Financial Services Index Fund	0.60%
iShares Dow Jones U.S. Real Estate Index Fund	0.60%
iShares Dow Jones Select Dividend Index Fund	0.40%
iShares Dow Jones Transportation Average Index Fund	0.60%
iShares KLD Select SocialSM Index Fund	0.50%*
iShares Cohen & Steers Realty Majors Index Fund	0.35%

*	Because the Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which BGFA will be paid.

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority owned subsidiary of Barclays Bank PLC. As of May 31, 2005, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.3 trillion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

Portfolio Managers

As of February 10, 2006, Ed Corallo is no longer a Portfolio Manager for the iShares Dow Jones Index Funds, iShares KLD Index Fund and iShares Cohen & Steers Index Fund. In addition to Patrick O’Connor (who was previously disclosed in the Prospectus dated August 24, 2005) Lisa Chen is also primarily responsible for the day-to-day management of the iShares Dow Jones U.S. Total Market Index Fund, iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund, iShares Dow Jones U.S. Consumer Goods Sector Index Fund, iShares Dow Jones U.S.

i  Shares

Energy Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund, iShares Dow Jones U.S. Utilities Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Real Estate Index Fund, iShares Dow Jones Select Dividend Index Fund, and iShares Dow Jones Transportation Average Index Fund (the “Dow Jones Index Funds”), the iShares KLD Select SocialSM Index Fund (the “KLD Index Fund”) and the iShares Cohen & Steers Realty Majors Index Fund (the “Cohen & Steers Index Fund”) (together with Patrick O’Conner, the “Portfolio Managers”). Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the Dow Jones Index Funds, the KLD Index Fund and the Cohen & Steers Index Fund since such Funds’ respective inception dates. Mr. O’Connor has been a portfolio manager with BGFA and BGI since 1999.

Lisa Chen is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the Dow Jones Index Funds, the KLD Index Fund and the Cohen & Steers Index Fund since February 2006. Ms. Chen has been a portfolio manager for BGFA and BGI since 1999.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

Management

Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares of the Funds through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

The Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the iShares Dow Jones Index Funds, Description of the iShares KLD Select SocialSM Index Fund and Description of the iShares Cohen & Steers Index Fund sections.

The Funds are listed on a national securities exchange, such as the New York Stock Exchange (“NYSE”) or the American Stock Exchange (“AMEX”). Each national securities exchange on which Fund shares are listed is open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

i  Shares

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the NAV for each Fund generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating a Fund’s NAV, a Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund’s shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase the Fund’s shares.

Shareholder Information

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser.

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. Each Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2008. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 2004, but not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back- up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

i  Shares

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block- size Creation Units, each of which consists of 50,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Funds’ distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in- kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Purchasers and redeemers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees for creations and redemptions in kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors

Shareholder Information

who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2005, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares Dow Jones U.S. Total Market Index Fund	$2,867,500	$5,000	$20,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund	$2,350,000	$500	$2,000
iShares Dow Jones U.S. Consumer Services Sector Index Fund	$2,946,000	$1,500	$6,000
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	$2,655,000	$500	$2,000
iShares Dow Jones U.S. Energy Sector Index Fund	$3,627,500	$500	$2,000
iShares Dow Jones U.S. Financial Sector Index Fund	$4,677,500	$1,500	$6,000
iShares Dow Jones U.S. Healthcare Sector Index Fund	$3,065,000	$750	$3,000
iShares Dow Jones U.S. Industrial Sector Index Fund	$2,736,000	$1,500	$6,000
iShares Dow Jones U.S. Technology Sector Index Fund	$2,337,500	$1,250	$5,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund	$1,157,500	$250	$1,000
iShares Dow Jones U.S. Utilities Sector Index Fund	$3,692,500	$500	$2,000
iShares Dow Jones U.S. Financial Services Index Fund	$5,345,000	$1,000	$4,000
iShares Dow Jones U.S. Real Estate Index Fund	$6,153,500	$500	$2,000
iShares Dow Jones Select Dividend Index Fund	$3,064,000	$250	$1,000
iShares Dow Jones Transportation Average Index Fund	$3,238,500	$200	$800
iShares KLD Select SocialSM Index Fund	$2,553,000	$1,200	$4,800
iShares Cohen & Steers Realty Majors Index Fund	$6,871,500	$250	$1,000

Householding

Householding is an option available to certain investors of the iShares Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the iShares Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

i  Shares

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Funds’ financial statements in the Annual Report (available upon request).

Shareholder Information

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Total Market Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$52.57	$42.83	$50.47	$57.93	$67.15

Income from investment operations:
Net investment income	0.99	0.70	0.63	0.57	0.42
Net realized and unrealized gain (loss)	2.72	9.74	(7.66)	(7.46)	(9.27)

Total from investment operations	3.71	10.44	(7.03)	(6.89)	(8.85)

Less distributions from:
Net investment income	(0.96)	(0.70)	(0.61)	(0.57)	(0.36)
Net realized gain	–	–	–	–	(0.01)

Total distributions	(0.96)	(0.70)	(0.61)	(0.57)	(0.37)

Net asset value, end of period	$55.32	$52.57	$42.83	$50.47	$57.93

Total return	7.05%	24.50%	(13.89)%	(11.93)%	(13.20)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$414,902	$381,157	$175,596	$121,140	$66,625
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.81%	1.49%	1.57%	1.15%	0.98%
Portfolio turnover rate[d]	6%	5%	14%	5%	5%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$42.25	$34.41	$39.99	$39.24	$36.04

Income from investment operations:
Net investment income	0.72	0.66	0.70	0.55	0.55
Net realized and unrealized gain (loss)	4.94	7.86	(5.62)	0.73	3.25

Total from investment operations	5.66	8.52	(4.92)	1.28	3.80

Less distributions from:
Net investment income	(0.73)	(0.68)	(0.66)	(0.53)	(0.53)
Net realized gain	–	–	–	–	(0.07)

Total distributions	(0.73)	(0.68)	(0.66)	(0.53)	(0.60)

Net asset value, end of period	$47.18	$42.25	$34.41	$39.99	$39.24

Total return	13.41%	24.85%	(12.30)%	3.38%	10.80%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$412,854	$316,839	$99,779	$57,989	$9,811
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.53%	1.70%	2.10%	1.42%	1.77%
Portfolio turnover rate[d]	6%	7%	6%	9%	16%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$55.54	$45.54	$55.05	$59.88	$59.63

Income from investment operations:
Net investment income	0.15	0.10	0.05	0.02	0.09
Net realized and unrealized gain (loss)	0.29	10.00	(9.50)	(4.80)	0.45

Total from investment operations	0.44	10.10	(9.45)	(4.78)	0.54

Less distributions from:
Net investment income	(0.15)	(0.10)	(0.05)	–	(0.10)
Net realized gain	–	–	–	–	(0.19)
Return of capital	(0.01)	(0.00)[e]	(0.01)	(0.05)	–

Total distributions	(0.16)	(0.10)	(0.06)	(0.05)	(0.29)

Net asset value, end of period	$55.82	$55.54	$45.54	$55.05	$59.88

Total return	0.79%	22.21%	(17.17)%	(7.98)%	0.98%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$251,212	$219,387	$129,776	$129,362	$29,940
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[c]	0.25%	0.19%	0.11%	(0.05)%	0.16%
Portfolio turnover rate[d]	13%	6%	10%	4%	25%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than $0.01.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$52.17	$39.96	$47.91	$40.55	$40.83

Income from investment operations:
Net investment income	0.76	0.65	0.69	0.49	0.42
Net realized and unrealized gain (loss)	(0.82)	12.32	(8.04)	7.41	(0.39)

Total from investment operations	(0.06)	12.97	(7.35)	7.90	0.03

Less distributions from:
Net investment income	(0.76)	(0.76)	(0.60)	(0.54)	(0.31)

Total distributions	(0.76)	(0.76)	(0.60)	(0.54)	(0.31)

Net asset value, end of period	$51.35	$52.17	$39.96	$47.91	$40.55

Total return	(0.09)%	32.73%	(15.40)%	19.65%	0.06%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$421,104	$289,569	$87,918	$114,974	$14,192
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.54%	1.53%	1.57%	1.46%	1.21%
Portfolio turnover rate[d]	9%	5%	28%	8%	38%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$53.21	$39.19	$48.74	$57.01	$50.79

Income from investment operations:
Net investment income	0.73	0.70	0.71	0.63	0.40
Net realized and unrealized gain (loss)	17.40	14.04	(9.56)	(8.26)	6.24

Total from investment operations	18.13	14.74	(8.85)	(7.63)	6.64

Less distributions from:
Net investment income	(0.76)	(0.70)	(0.70)	(0.64)	(0.42)
Return of capital	–	(0.02)	–	–	–

Total distributions	(0.76)	(0.72)	(0.70)	(0.64)	(0.42)

Net asset value, end of period	$70.58	$53.21	$39.19	$48.74	$57.01

Total return	34.26%	37.90%	(18.22)%	(13.34)%	13.13%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$638,773	$348,524	$111,684	$104,797	$54,156
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.16%	1.42%	1.79%	1.32%	0.94%
Portfolio turnover rate[d]	3%	2%	9%	18%	20%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 22, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$87.48	$72.29	$81.20	$81.78	$71.80

Income from investment operations:
Net investment income	1.95	1.65	1.31	1.11	1.77
Net realized and unrealized gain (loss)	3.22	15.09	(8.94)	(0.61)	10.17

Total from investment operations	5.17	16.74	(7.63)	0.50	11.94

Less distributions from:
Net investment income	(1.77)	(1.55)	(1.28)	(1.08)	(1.57)
Net realized gain	–	–	–	–	(0.39)

Total distributions	(1.77)	(1.55)	(1.28)	(1.08)	(1.96)

Net asset value, end of period	$90.88	$87.48	$72.29	$81.20	$81.78

Total return	5.89%	23.29%	(9.33)%	0.66%	16.69%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$299,907	$258,081	$148,203	$121,796	$57,249
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	2.23%	2.08%	1.94%	1.49%	1.46%
Portfolio turnover rate[d]	7%	7%	28%	4%	11%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$58.99	$50.80	$56.92	$61.87	$59.53

Income from investment operations:
Net investment income	0.42	0.40	0.39	0.26	0.13
Net realized and unrealized gain (loss)	1.44	8.19	(6.13)	(4.94)	2.44

Total from investment operations	1.86	8.59	(5.74)	(4.68)	2.57

Less distributions from:
Net investment income	(0.42)	(0.40)	(0.38)	(0.27)	(0.14)
Net realized gain	–	–	–	–	(0.09)

Total distributions	(0.42)	(0.40)	(0.38)	(0.27)	(0.23)

Net asset value, end of period	$60.43	$58.99	$50.80	$56.92	$61.87

Total return	3.18%	16.96%	(10.06)%	(7.60)%	4.29%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,169,283	$651,797	$378,489	$236,233	$108,269
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	0.74%	0.71%	0.80%	0.45%	0.29%
Portfolio turnover rate[d]	4%	4%	9%	3%	5%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$48.43	$38.60	$45.75	$53.99	$58.11

Income from investment operations:
Net investment income	0.49	0.39	0.38	0.29	0.22
Net realized and unrealized gain (loss)	4.79	9.84	(7.15)	(8.23)	(3.98)

Total from investment operations	5.28	10.23	(6.77)	(7.94)	(3.76)

Less distributions from:
Net investment income	(0.49)	(0.40)	(0.38)	(0.30)	(0.23)
Net realized gain	–	–	–	–	(0.13)
Return of capital	–	(0.00)[e]	–	–	–

Total distributions	(0.49)	(0.40)	(0.38)	(0.30)	(0.36)

Net asset value, end of period	$53.22	$48.43	$38.60	$45.75	$53.99

Total return	10.90%	26.56%	(14.75)%	(14.72)%	(6.46)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$236,838	$157,384	$81,051	$84,634	$45,891
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	0.97%	0.94%	1.03%	0.56%	0.44%
Portfolio turnover rate[d]	5%	3%	12%	27%	23%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than $0.01.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 15, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$44.49	$35.34	$43.41	$63.42	$116.57

Income from investment operations:
Net investment income (loss)	0.72	(0.10)	(0.05)	(0.16)	(0.29)
Net realized and unrealized gain (loss)	(1.53)	9.25	(8.02)	(19.85)	(52.86)

Total from investment operations	(0.81)	9.15	(8.07)	(20.01)	(53.15)

Less distributions from:
Net investment income	(0.71)	–	–	–	–
Return of capital	(0.03)	–	–	–	–

Total distributions	(0.74)	–	–	–	–

Net asset value, end of period	$42.94	$44.49	$35.34	$43.41	$63.42

Total return	(2.01)%	25.89%	(18.59)%	(31.55)%	(45.60)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$395,005	$322,536	$231,501	$141,073	$110,990
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[c]	1.78%	(0.22)%	(0.22)%	(0.41)%	(0.47)%
Portfolio turnover rate[d]	9%	5%	15%	8%	11%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 22, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$21.58	$18.43	$22.38	$38.35	$56.81

Income from investment operations:
Net investment income	0.64	0.45	0.34	0.29	0.35
Net realized and unrealized gain (loss)	1.35	3.15	(3.98)	(15.98)	(17.95)

Total from investment operations	1.99	3.60	(3.64)	(15.69)	(17.60)

Less distributions from:
Net investment income	(0.61)	(0.45)	(0.31)	(0.28)	(0.27)
Net realized gain	–	–	–	–	(0.59)

Total distributions	(0.61)	(0.45)	(0.31)	(0.28)	(0.86)

Net asset value, end of period	$22.96	$21.58	$18.43	$22.38	$38.35

Total return	9.26%	19.71%	(16.22)%	(41.12)%	(31.06)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$313,378	$215,757	$126,245	$51,463	$55,603
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	2.97%	2.27%	2.27%	1.05%	0.80%
Portfolio turnover rate[d]	10%	22%	23%	43%	43%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$57.58	$49.11	$65.75	$85.95	$69.81

Income from investment operations:
Net investment income	1.99	1.87	2.04	1.89	1.82
Net realized and unrealized gain (loss)	15.41	8.47	(16.61)	(20.25)	16.19

Total from investment operations	17.40	10.34	(14.57)	(18.36)	18.01

Less distributions from:
Net investment income	(2.00)	(1.87)	(2.07)	(1.84)	(1.73)
Net realized gain	–	–	–	–	(0.14)

Total distributions	(2.00)	(1.87)	(2.07)	(1.84)	(1.87)

Net asset value, end of period	$72.98	$57.58	$49.11	$65.75	$85.95

Total return	30.71%	21.28%	(22.16)%	(21.38)%	25.90%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$645,868	$440,490	$329,055	$180,818	$42,976
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	3.10%	3.41%	4.15%	2.89%	2.59%
Portfolio turnover rate[d]	7%	7%	15%	8%	11%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$100.61	$83.54	$92.45	$93.67	$85.58

Income from investment operations:
Net investment income	2.22	2.12	1.41	1.22	1.29
Net realized and unrealized gain (loss)	4.25	16.93	(8.90)	(1.26)	8.10

Total from investment operations	6.47	19.05	(7.49)	(0.04)	9.39

Less distributions from:
Net investment income	(2.16)	(1.98)	(1.42)	(1.18)	(1.17)
Net realized gain	–	–	–	–	(0.13)

Total distributions	(2.16)	(1.98)	(1.42)	(1.18)	(1.30)

Net asset value, end of period	$104.92	$100.61	$83.54	$92.45	$93.67

Total return	6.44%	22.91%	(8.02)%	0.00%[e]	11.03%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$141,645	$110,671	$116,957	$60,092	$37,467
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	2.20%	2.08%	1.90%	1.46%	1.33%
Portfolio turnover rate[d]	7%	7%	41%	3%	5%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than 0.01%.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Year ended Apr. 30, 2005[e]	Year ended Apr. 30, 2004[e]	Year ended Apr. 30, 2003[e]	Year ended Apr. 30, 2002[e]	Period from Jun. 12, 2000[a] to Apr. 30, 2001[e]
Net asset value, beginning of period	$46.57	$39.84	$42.76	$38.61	$34.49

Income from investment operations:
Net investment income	2.57	2.49	2.52	2.28	1.76
Net realized and unrealized gain (loss)	12.84	6.92	(3.00)	4.35	3.75

Total from investment operations	15.41	9.41	(0.48)	6.63	5.51

Less distributions from:
Net investment income	(1.77)	(1.82)	(1.99)	(2.27)	(1.32)
Net realized gain	–	–	–	–	(0.07)
Return of capital	(0.79)	(0.86)	(0.45)	(0.21)	–

Total distributions	(2.56)	(2.68)	(2.44)	(2.48)	(1.39)

Net asset value, end of period	$59.42	$46.57	$39.84	$42.76	$38.61

Total return	33.62%	23.66%	(0.98)%	17.83%	16.32%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$736,783	$419,089	$195,203	$106,905	$54,049
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	5.35%	5.58%	6.40%	5.97%	6.37%
Portfolio turnover rate[d]	16%	20%	21%	10%	30%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Amounts were adjusted to reflect a 2:1 stock split effective June 9, 2005.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones Select Dividend Index Fund
	Year ended Apr. 30, 2005	Period from Nov. 3, 2003[a] to Apr. 30, 2004
Net asset value, beginning of period	$53.64	$50.51

Income from investment operations:
Net investment income	1.92	0.76
Net realized and unrealized gain	5.94	3.12

Total from investment operations	7.86	3.88

Less distributions from:
Net investment income	(1.90)	(0.75)

Total distributions	(1.90)	(0.75)

Net asset value, end of period	$59.60	$53.64

Total return	14.81%	7.70%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,371,480	$1,939,177
Ratio of expenses to average net assets[c]	0.40%	0.40%
Ratio of net investment income to average net assets[c]	3.39%	3.43%
Portfolio turnover rate[d]	20%	2%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund
	Year ended Apr. 30, 2005	Period from Oct. 6, 2003[a] to Apr. 30, 2004
Net asset value, beginning of period	$51.90	$50.22

Income from investment operations:
Net investment income	0.34	0.39
Net realized and unrealized gain	9.74	1.72

Total from investment operations	10.08	2.11

Less distributions from:
Net investment income	(0.33)	(0.32)
Return of capital	(0.03)	(0.11)

Total distributions	(0.36)	(0.43)

Net asset value, end of period	$61.62	$51.90

Total return	19.42%	4.19%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$107,840	$23,354
Ratio of expenses to average net assets[c]	0.60%	0.60%
Ratio of net investment income to average net assets[c]	0.54%	0.43%
Portfolio turnover rate[d]	5%	4%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout the period)

iShares KLD Select Social Index Fund
Period from Jan. 24, 2005[a] to Apr. 30, 2005
Net asset value, beginning of period	$49.69

Income from investment operations:
Net investment income	0.18
Net realized and unrealized loss	(0.71)

Total from investment operations	(0.53)

Less distributions from:
Net investment income	(0.14)

Total distributions	(0.14)

Net asset value, end of period	$49.02

Total return	(1.07)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,669
Ratio of expenses to average net assets[c]	0.50%
Ratio of net investment income to average net assets[c]	1.16%
Portfolio turnover rate[d]	3%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares® Trust Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Year ended Apr. 30, 2005[f]	Year ended Apr. 30, 2004[f]	Year ended Apr. 30, 2003[f]	Year ended Apr. 30, 2002[f]	Period from Jan. 29, 2001[a] to Apr. 30, 2001[f]
Net asset value, beginning of period	$50.31	$42.50	$44.84	$40.05	$39.93

Income from investment operations:
Net investment income	2.91	2.63	2.30	2.40	0.56
Net realized and unrealized gain (loss)	16.21	7.93	(2.16)	4.99	(0.20)

Total from investment operations	19.12	10.56	0.14	7.39	0.36

Less distributions from:
Net investment income	(2.01)	(1.94)	(1.88)	(2.39)	(0.24)
Return of capital	(0.85)	(0.81)	(0.60)	(0.21)	–

Total distributions	(2.86)	(2.75)	(2.48)	(2.60)	(0.24)

Net asset value, end of period	$66.57	$50.31	$42.50	$44.84	$40.05

Total return	38.61%	24.97%	0.46%	19.05%	0.91%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,298,080	$724,446	$267,732	$89,684	$40,047
Ratio of expenses to average net assets[c]	0.35%	0.35%	0.35%[e]	0.35%	0.35%
Ratio of net investment income to average net assets[c]	4.97%	5.28%	6.17%[e]	5.80%	6.01%
Portfolio turnover rate[d]	28%	15%	13%	15%	2%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Includes voluntary reimbursement from the investment adviser. If such reimbursement had not been made, the ratios of expenses to average net assets and net investment income to average net assets would have been 0.36% and 6.16%, respectively.

[f]	Amounts were adjusted to reflect a 2:1 stock split effective June 9, 2005.

i  Shares

Index Providers

The Dow Jones Indexes are a part of Dow Jones & Company, which publishes The Wall Street Journal and its international and interactive editions, Barron’s and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters group of Factiva, and with NBC of the CNBC television operations in Europe and Asia. Dow Jones also provides news content to CNBC in the U.S. The Dow Jones Indexes include the Dow Jones Industrial, Transportation and Utility Averages, as well as the Dow Jones Global Indexes, the Dow Jones STOXX Indexes, the Dow Jones REIT Indexes, the Dow Jones-AIG Commodity Index, the Dow Jones Islamic Market Indexes, the Dow Jones Internet Indexes, the Dow Jones Global Titans 50 Index, Dow Jones Sector Titans Indexes and the Dow Jones Sustainability Group Indexes. Dow Jones is not affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor, the NYSE or the AMEX.

KLD Research & Analytics, Inc. is the Index Provider for the KLD Select SocialSM Index. KLD is not affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor, or the NYSE. KLD provides social investment research, indexes, compliance and consulting services to institutional investors and money managers. KLD is responsible for the calculation and maintenance of the KLD Select SocialSM Index. KLD also publishes the Domini 400 SocialSM Index, the KLD Large Cap SocialSM Index, the KLD Broad Market SocialSM Index and the KLD NASDAQ Social Index.

Cohen & Steers is the Index Provider for the Cohen & Steers Realty Majors Portfolio Index. Cohen & Steers is not affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX. Cohen & Steers is a leading manager of real estate securities.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to iShares Trust at no charge.

Index Providers

Disclaimers

The iShares Dow Jones Index Funds are not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of shares of the Trust or any member of the public regarding the advisability of investing in securities generally or in shares of the Trust particularly. Dow Jones’ only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks, trade names, and service marks of Dow Jones and of the Dow Jones Indexes, which are determined, composed, and calculated by Dow Jones without regard to the Trust, BGI or BGFA. Dow Jones has no obligation to take the needs of BGFA, BGI or the owners of shares into consideration in determining, composing, or calculating the Dow Jones Indexes. Dow Jones is not responsible for and has not participated in the determination or the timing of, prices, or quantities of shares of the Trust to be listed or in the determination or calculation of the equation by which shares of the Trust are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares of the Trust. Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones Indexes or any data included therein and Dow Jones shall have no liability for any errors, omissions, or interruptions therein. Dow Jones makes no warranty, express or implied, as to results to be obtained by BGI and BGFA, owners of shares of the Trust, or any other person or entity from the use of the Dow Jones Indexes or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special, or consequential damages, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and BGI and BGFA.

The iShares KLD Select SocialSM Index Fund is not sponsored, endorsed, sold or promoted by KLD Research & Analytics, Inc. (“KLD”). KLD makes no representation or warranty, express or implied, to the owners of shares of the Trust or to any member of the public regarding the advisability of owning or trading in shares of the Trust. KLD’s only relationship to the Trust, BGI or BGFA is the licensing of certain trademarks, trade names, and service marks of KLD and of the KLD Select SocialSM Index, which is determined, composed and calculated by KLD without regard to the Trust, BGI, or BGFA. KLD has no obligation to take the needs of BGI, BGFA or the owners of shares into consideration in determining, composing or calculating the KLD Select SocialSM Index. KLD is not responsible for and has not participated in the determination or the timing of, prices, or quantities of shares to be issued or in the determination or calculation of the equation by which shares are to be converted into cash. KLD has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares. KLD does not guarantee the accuracy and/or completeness of the KLD Select SocialSM Index or any data included therein. KLD makes no warranty, express or implied, as to results to be obtained by BGI, BGFA, owners of shares of the Trust, or any other person or entity from the use of the KLD Select SocialSM Index or any data included therein. KLD makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the KLD Select SocialSM Index or any data included therein. Without limiting any of the foregoing, in no event shall KLD have any liability for any lost profits or indirect, punitive, special, or consequential damages, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements between KLD and BGI and BGFA.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the Trust or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers’ only relationship to the Trust, BGI and BGFA is the

i  Shares

licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BGI, BGFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BGFA, BGI or the owners of shares of the Trust into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of the iShares Cohen & Steers Realty Majors Index Fund or the timing of the issuance or sale of the iShares Cohen & Steers Realty Majors Index Fund or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing, or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy and/or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BGI, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund, or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

Shares of the Trust are not sponsored, endorsed or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Dow Jones, KLD or Cohen & Steers without regard to any Fund. The NYSE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The NYSE does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The NYSE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Dow Jones, KLD or Cohen & Steers without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any

Disclaimers

Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, to the owners of the shares of any Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

i  Shares

Supplemental Information

I.    Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this prospectus. Except for the iShares KLD Select SocialSM Index Fund, the information shown for each Fund is for each full calendar quarter of 2004 through June 30, 2005, the date of the most recent calendar quarter-end. The iShares KLD Select SocialSM Index Fund shows information beginning with the first full calendar quarter after the Fund’s inception.

iShares Dow Jones U.S. Total Market Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	375	99.46%
Less than -0.5%	2	0.54

	377	100.00%

iShares Dow Jones U.S. Basic Materials Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	377	100.00%

	377	100.00%

iShares Dow Jones U.S. Consumer Services Sector Index Fund*

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	377	100.00%

	377	100.00%

*	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund.

Supplemental Information

iShares Dow Jones U.S. Consumer Goods Sector Index Fund#

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.80%
Between 0.5% and -0.5%	367	97.34
Less than -0.5% and Greater than -1.5%	4	1.06
Less than -1.5%	3	0.80

	377	100.00%

#	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund.

iShares Dow Jones U.S. Energy Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27%
Between 0.5% and -0.5%	376	99.73

	377	100.00%

iShares Dow Jones U.S. Financial Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27%
Between 0.5% and -0.5%	375	99.46
Less than -0.5%	1	0.27

	377	100.00%

iShares Dow Jones U.S. Healthcare Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	376	99.73%
Less than -0.5%	1	0.27

	377	100.00%

iShares Dow Jones U.S. Industrial Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	377	100.00%

	377	100.00%

i  Shares

iShares Dow Jones U.S. Technology Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27%
Between 0.5% and -0.5%	376	99.73

	377	100.00%

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	376	99.73%
Less than -0.5% and -1.0%	1	0.27

	377	100.00%

iShares Dow Jones U.S. Utilities Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	377	100.00%

	377	100.00%

iShares Dow Jones U.S. Financial Services Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27%
Between 0.5% and -0.5%	373	98.93
Less than -0.5%	3	0.80

	377	100.00%

iShares Dow Jones U.S. Real Estate Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	98.94%
Less than -0.5%	4	1.06

	377	100.00%

Supplemental Information

iShares Dow Jones Select Dividend Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	1.33%
Between 0.5% and -0.5%	372	98.67

	377	100.00%

iShares Dow Jones Transportation Average Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	376	99.73%
Less than -0.5%	1	0.27

	377	100.00%

IShares KLD Select SocialSM Index Fund

Period Covered: April 1, 2005 through June 30, 2005@

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	64	100%

	64	100%

@	The iShares KLD Select Social Index Fund commenced operations on January 24, 2005. The first day of secondary market trading in shares of the Fund was January 28, 2005.

iShares Cohen & Steers Realty Majors Index Fund

Period Covered: January 1, 2004 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.53%
Between 0.5% and -0.5%	374	99.20
Less than -0.5%	1	0.27

	377	100.00%

i  Shares

II.    Total Return Information

The tables below present information about the total return of each Fund’s Underlying Index and the total return of each Fund. The information presented for each Fund is for the applicable period ended April 30, 2005. Information shown for the iShares KLD Select SocialSM Index Fund is for the period since inception to April 30, 2005.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares Dow Jones U.S. Total Market Index Fund

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
7.05%	7.01%	7.24%	(2.64)%	(2.65)%	(2.46)%	(12.27)%	(12.28)%	(11.45)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in shares of the Fund was 6/16/00.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
13.41%	13.31%	14.14%	7.48%	7.46%	8.07%	42.23%	42.14%	46.07%

*	Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in shares of the Fund was 6/19/00.

Supplemental Information

iShares Dow Jones U.S. Consumer Services Sector Index Fund1

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
0.79%	0.46%	1.28%	(1.09)%	(1.12)%	(0.57)%	(5.21)%	(5.33)%	(2.73)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in shares of the Fund was 6/20/00.

iShares Dow Jones U.S. Consumer Goods Sector Index Fund2

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
(0.09)%	(0.15)%	0.48%	6.23%	6.23%	6.95%	34.32%	34.32%	38.78%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in shares of the Fund was 6/16/00.

iShares Dow Jones U.S. Energy Sector Index Fund3

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
34.26%	33.83%	36.83%	8.42%	8.40%	9.13%	48.44%	48.28%	53.16%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in shares of the Fund was 6/16/00.

iShares Dow Jones U.S. Financial Sector Index Fund

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
5.89%	5.85%	6.49%	6.90%	6.89%	7.55%	39.04%	39.01%	43.24%

*	Total returns for the period since inception are calculated from the inception date of the Fund (05/22/00). The first day of secondary market trading in shares of the Fund was 5/31/00.

[1]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund. Also on this date, the name of the Fund’s Underlying Index was changed from the Dow Jones U.S. Consumer Cyclical Sector Index to the Dow Jones U.S. Consumer Services Index.

[2]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund. Also on this date, the name of the Fund’s Underlying Index was changed from the Dow Jones U.S. Consumer Non-Cyclical Sector Index to the Dow Jones U.S. Consumer Goods Index.

[3]	On December 20, 2004, the name of the Underlying Index of the iShares Dow Jones U.S. Energy Sector Index Fund was changed from the Dow Jones U.S. Energy Sector Index to the Dow Jones U.S. Oil & Gas Index.

i  Shares

iShares Dow Jones U.S. Healthcare Sector Index Fund

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
3.18%	2.82%	3.82%	0.92%	0.91%	1.55%	4.57%	4.51%	7.81%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in shares of the Fund was 6/16/00.

iShares Dow Jones U.S. Industrial Sector Index Fund

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
10.90%	10.75%	11.73%	(0.95)%	(0.98)%	(1.17)%	(4.56)%	(4.70)%	(5.57)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in shares of the Fund was 6/20/00.

iShares Dow Jones U.S. Technology Sector Index Fund

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
(2.01)%	(2.52)%	(1.44)%	(17.98)%	(18.01)%	(17.49)%	(62.60)%	(62.66)%	(61.45)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (05/15/00). The first day of secondary market trading in shares of the Fund was 5/19/00.

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
9.26%	9.00%	6.82%	(15.12)%	(15.13)%	(12.78)%	(55.52)%	(55.56)%	(49.11)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (05/22/00). The first day of secondary market trading in shares of the Fund was 5/26/00.

iShares Dow Jones U.S. Utilities Sector Index Fund

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
30.71%	30.71%	31.53%	4.18%	4.18%	4.75%	22.15%	22.15%	25.39%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in shares of the Fund was 6/19/00.

Supplemental Information

iShares Dow Jones U.S. Financial Services Index Fund

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
6.44%	6.35%	7.04%	6.11%	6.11%	6.76%	33.63%	33.60%	37.61%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in shares of the Fund was 6/19/00.

iShares Dow Jones U.S. Real Estate Index Fund

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
33.62%	32.52%	34.17%	17.98%	17.78%	18.60%	124.26%	122.44%	129.93%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary trading in shares of the Fund was 6/19/00.

iShares Dow Jones Select Dividend Index Fund

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
14.81%	14.51%	14.86%	15.28%	15.15%	15.50%	23.65%	23.44%	23.95%

*	Total returns represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (11/3/03). The first day of secondary trading in shares of the Fund was 11/7/03.

iShares Dow Jones Transportation Average Index Fund

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
19.42%	19.20%	20.03%	14.93%	14.91%	15.15%	24.42%	24.38%	24.61%

*	Total returns represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (10/6/03). The first day of secondary trading in shares of the Fund was 10/10/03.

iShares KLD Select SocialSM Index Fund

Performance as of 4/30/05

Cumulative Total Returns
Inception to 4/30/05*
NAV	Market	Index
(1.07)%	(1.11)%	(0.93)%

*	Total returns represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (1/24/05). The first day of secondary trading in shares of the Fund was 1/28/05.

i  Shares

iShares Cohen & Steers Realty Majors Index Fund

Performance as of 4/30/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/05			Inception to 4/30/05*			Inception to 4/30/05*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
38.61%	38.45%	39.83%	18.94%	18.88%	19.51%	109.07%	108.61%	113.31%

*	Total returns for the period since inception are calculated from the inception date of the Fund (01/29/01). The first day of secondary trading in shares of the Fund was 2/2/01.

Supplemental Information

Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund’s investments is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

If you have questions about the Funds or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call:	1-800-iShares

Monday through Friday

8:00 a.m. to 8:00 p.m. (Eastern time)

Write:	iShares Trust

c/o SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

i  Shares

iShares® Trust

Statement of Additional Information

Dated December 1, 2005

(as revised March 8, 2006)

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectuses (each, a “Prospectus”) for the following Funds of iShares Trust (the “Trust”) as such Prospectuses may be revised from time to time:

iShares Cohen & Steers Realty Majors Index Fund	iShares Nasdaq Biotechnology Index Fund

iShares Dow Jones U.S. Total Market Index Fund	iShares NYSE Composite Index Fund
iShares Dow Jones U.S. Basic Materials Sector Index Fund	iShares NYSE 100 Index Fund
iShares Dow Jones U.S. Consumer Services Sector Index Fund
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	iShares Russell 3000 Index Fund
iShares Dow Jones U.S. Energy Sector Index Fund	iShares Russell 3000 Growth Index Fund
iShares Dow Jones U.S. Financial Sector Index Fund	iShares Russell 3000 Value Index Fund
iShares Dow Jones U.S. Healthcare Sector Index Fund	iShares Russell 2000 Index Fund
iShares Dow Jones U.S. Industrial Sector Index Fund	iShares Russell 2000 Growth Index Fund
iShares Dow Jones U.S. Technology Sector Index Fund	iShares Russell 2000 Value Index Fund
iShares Dow Jones U.S. Telecommunications Sector Index Fund	iShares Russell 1000 Index Fund
iShares Dow Jones U.S. Utilities Sector Index Fund	iShares Russell 1000 Growth Index Fund
iShares Dow Jones U.S. Financial Services Index Fund	iShares Russell 1000 Value Index Fund
iShares Dow Jones U.S. Real Estate Index Fund	iShares Russell Microcap™ Index Fund
iShares Dow Jones Select Dividend Index Fund	iShares Russell Midcap Index Fund
iShares Dow Jones Transportation Average Index Fund	iShares Russell Midcap Growth Index Fund
iShares Russell Midcap Value Index Fund
iShares FTSE/Xinhua China 25 Index Fund
iShares S&P 100 Index Fund
iShares Goldman Sachs Natural Resources Index Fund	iShares S&P 500 Index Fund
iShares Goldman Sachs Technology Index Fund	iShares S&P 500 Growth Index Fund
iShares Goldman Sachs Networking Index Fund	iShares S&P 500 Value Index Fund
iShares Goldman Sachs Semiconductor Index Fund	iShares S&P MidCap 400 Index Fund
iShares Goldman Sachs Software Index Fund	iShares S&P MidCap 400 Growth Index Fund
iShares S&P MidCap 400 Value Index Fund
iShares KLD Select SocialSM Index Fund	iShares S&P SmallCap 600 Index Fund
iShares S&P SmallCap 600 Growth Index Fund
iShares Morningstar Large Core Index Fund	iShares S&P SmallCap 600 Value Index Fund
iShares Morningstar Large Growth Index Fund	iShares S&P 1500 Index Fund
iShares Morningstar Large Value Index Fund	iShares S&P Global 100 Index Fund
iShares Morningstar Mid Core Index Fund	iShares S&P Global Energy Sector Index Fund
iShares Morningstar Mid Growth Index Fund	iShares S&P Global Financials Sector Index Fund
iShares Morningstar Mid Value Index Fund	iShares S&P Global Healthcare Sector Index Fund
iShares Morningstar Small Core Index Fund	iShares S&P Global Technology Sector Index Fund
iShares Morningstar Small Growth Index Fund	iShares S&P Global Telecommunications Sector Index Fund
iShares Morningstar Small Value Index Fund	iShares S&P Europe 350 Index Fund
iShares S&P Latin America 40 Index Fund
iShares MSCI EAFE Index Fund	iShares S&P TOPIX/150 Index Fund
iShares MSCI EAFE Growth Index Fund
iShares MSCI EAFE Value Index Fund

The current Prospectuses for the various iShares Funds included in this SAI are dated as follows: the Goldman Sachs Series and MSCI EAFE Series dated December 1, 2005, the Dow Jones Series, KLD Select SocialSM Index Fund and Cohen & Steers Series dated August 24, 2005 (as revised March 8, 2006), the Nasdaq Biotechnology Index Fund dated August 1, 2005 (as revised August 24, 2005), the Russell Series dated August 1, 2005 (as revised March 8, 2006) and the S&P Series dated August 1, 2005 (as revised March 8, 2006) , NYSE Series dated December 1, 2005, the Morningstar Series dated August 24, 2005 and the iShares FTSE/Xinhua China 25 Index Fund dated December 1, 2005 (as revised March 8, 2006). Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the Annual Reports of the Trust for the above listed Funds are incorporated by reference into and are deemed to be part of this SAI. A copy of each Prospectus and Annual Report may be obtained without charge by writing to the Trust’s distributor, SEI Investments Distribution Co. (“SEI” or the “Distributor”) at 1 Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.iShares.com. iShares is a registered trademark of Barclays Global Investors, N.A.

i

v

General Description of the Trust and its Funds

The iShares Trust (the “Trust”) currently consists of over 70 investment portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following funds (each a “Fund” and collectively the “Funds”):

•	iShares Cohen & Steers Realty Majors Index Fund

•	iShares Dow Jones U.S. Total Market Index Fund

•	iShares Dow Jones U.S. Basic Materials Sector Index Fund

•	iShares Dow Jones U.S. Consumer Services Sector Index Fund

•	iShares Dow Jones U.S. Consumer Goods Sector Index Fund

•	iShares Dow Jones U.S. Energy Sector Index Fund

•	iShares Dow Jones U.S. Financial Sector Index Fund

•	iShares Dow Jones U.S. Healthcare Sector Index Fund

•	iShares Dow Jones U.S. Industrial Sector Index Fund

•	iShares Dow Jones U.S. Technology Sector Index Fund

•	iShares Dow Jones U.S. Telecommunications Sector Index Fund

•	iShares Dow Jones U.S. Utilities Sector Index Fund

•	iShares Dow Jones U.S. Financial Services Index Fund

•	iShares Dow Jones U.S. Real Estate Index Fund

•	iShares Dow Jones Select Dividend Index Fund

•	iShares Dow Jones Transportation Average Index Fund

•	iShares FTSE/Xinhua China 25 Index Fund

•	iShares Goldman Sachs Technology Index Fund

•	iShares Goldman Sachs Networking Index Fund

•	iShares Goldman Sachs Semiconductor Index Fund

•	iShares Goldman Sachs Software Index Fund

•	iShares Goldman Sachs Natural Resources Index Fund

•	iShares KLD Select SocialSM Index Fund

•	iShares Morningstar Large Core Index Fund

•	iShares Morningstar Large Growth Index Fund

•	iShares Morningstar Large Value Index Fund

•	iShares Morningstar Mid Core Index Fund

•	iShares Morningstar Mid Growth Index Fund

•	iShares Morningstar Mid Value Index Fund

•	iShares Morningstar Small Core Index Fund

•	iShares Morningstar Small Growth Index Fund

•	iShares Morningstar Small Value Index Fund

•	iShares MSCI EAFE Index Fund

•	iShares MSCI EAFE Growth Index Fund

•	iShares MSCI EAFE Value Index Fund

•	iShares Nasdaq Biotechnology Index Fund

•	iShares NYSE Composite Index Fund

•	iShares NYSE 100 Index Fund

•	iShares Russell 3000 Index Fund

•	iShares Russell 3000 Growth Index Fund

•	iShares Russell 3000 Value Index Fund

•	iShares Russell 2000 Index Fund

•	iShares Russell 2000 Growth Index Fund

•	iShares Russell 2000 Value Index Fund

•	iShares Russell 1000 Index Fund

•	iShares Russell 1000 Growth Index Fund

•	iShares Russell 1000 Value Index Fund

•	iShares Russell Microcap™ Index Fund

•	iShares Russell Midcap Index Fund

•	iShares Russell Midcap Growth Index Fund

•	iShares Russell Midcap Value Index Fund

•	iShares S&P 100 Index Fund

•	iShares S&P 500 Index Fund

•	iShares S&P 500 Growth Index Fund

•	iShares S&P 500 Value Index Fund

•	iShares S&P MidCap 400 Index Fund

•	iShares S&P MidCap 400 Growth Index Fund

•	iShares S&P MidCap 400 Value Index Fund

•	iShares S&P SmallCap 600 Index Fund

•	iShares S&P SmallCap 600 Growth Index Fund

•	iShares S&P SmallCap 600 Value Index Fund

•	iShares S&P 1500 Index Fund

•	iShares S&P Global 100 Index Fund

•	iShares S&P Global Energy Sector Index Fund

•	iShares S&P Global Financials Sector Index Fund

•	iShares S&P Global Healthcare Sector Index Fund

•	iShares S&P Global Technology Sector Index Fund

•	iShares S&P Global Telecommunications Sector Index Fund

•	iShares S&P Europe 350 Index Fund

•	iShares S&P Latin America 40 Index Fund

•	iShares S&P/TOPIX 150 Index Fund

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”) representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors (“BGFA”), a subsidiary of Barclays Global Investors, N.A. (“BGI”).

Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares described in the applicable Prospectus and this SAI are listed and traded on national securities exchanges such as the American Stock Exchange (“AMEX”), the Chicago Board Options Exchange (“CBOE”) or the New York Stock Exchange, Inc. (“NYSE”). iShares also may be listed on certain non-U.S. exchanges, such as the Singapore Exchange (“SGX”) and the German Stock Exchange (“DAX”). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of shares, generally 50,000 or multiples thereof.

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund and the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund in order to reflect certain methodology changes to the Funds’ underlying indexes.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the applicable Prospectus in the Shareholder Information section. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.

Shares of each Fund are listed on the AMEX, the NYSE or the CBOE (each, a “Listing Exchange”) and trade throughout the day on these Listing Exchanges and other secondary markets. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. A Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the shares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from a Fund’s portfolio.

Each Fund engages in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of each Fund.

Diversified Funds	Non-Diversified Funds
iShares Dow Jones U.S. Total Market Index Fund	iShares Cohen & Steers Realty Majors Index Fund

iShares Dow Jones Select Dividend Index Fund	iShares Dow Jones U.S. Basic Materials Sector Index Fund

iShares KLD Select SocialSM Index Fund	iShares Dow Jones U.S. Consumer Services Sector Index Fund

iShares Morningstar Mid Core Index Fund	iShares Dow Jones U.S. Consumer Goods Sector Index Fund

iShares Morningstar Mid Growth Index Fund	iShares Dow Jones U.S. Energy Sector Index Fund

iShares Morningstar Mid Value Index Fund	iShares Dow Jones U.S. Financial Sector Index Fund

iShares Morningstar Small Core Index Fund	iShares Dow Jones U.S. Healthcare Sector Index Fund

iShares Morningstar Small Growth Index Fund	iShares Dow Jones U.S. Industrial Sector Index Fund

iShares Morningstar Small Value Index Fund	iShares Dow Jones U.S. Technology Sector Index Fund

iShares NYSE Composite Index Fund	iShares Dow Jones U.S. Telecommunications Sector Index Fund

iShares NYSE 100 Index Fund	iShares Dow Jones U.S. Utilities Sector Index Fund

iShares Russell 3000 Index Fund	iShares Dow Jones U.S. Financial Services Index Fund

iShares Russell 3000 Growth Index Fund	iShares Dow Jones U.S. Real Estate Index Fund

iShares Russell 3000 Value Index Fund	iShares Dow Jones Transportation Average Index Fund

iShares Russell 2000 Index Fund	iShares FTSE/Xinhua China 25 Index Fund

iShares Russell 2000 Growth Index Fund	iShares Goldman Sachs Technology Index Fund

iShares Russell 2000 Value Index Fund	iShares Goldman Sachs Networking Index Fund

iShares Russell 1000 Index Fund	iShares Goldman Sachs Semiconductor Index Fund

iShares Russell 1000 Value Index Fund	iShares Goldman Sachs Software Index Fund

iShares Russell Microcap™ Index Fund	iShares Goldman Sachs Natural Resources Index Fund

iShares Russell Midcap Index Fund	iShares MSCI EAFE Index Fund

iShares Russell Midcap Growth Index Fund	iShares MSCI EAFE Growth Index Fund

iShares Russell Midcap Value Index Fund	iShares MSCI EAFE Value Index Fund

iShares S&P 500 Index Fund	iShares Morningstar Large Core Index Fund

iShares S&P 500 Value Index Fund	iShares Morningstar Large Growth Index Fund

iShares S&P MidCap 400 Index Fund	iShares Morningstar Large Value Index Fund

iShares S&P MidCap 400 Growth Index Fund	iShares Nasdaq Biotechnology Index Fund

iShares S&P MidCap 400 Value Index Fund	iShares Russell 1000 Growth Index Fund

Diversified Funds	Non-Diversified Funds
iShares S&P SmallCap 600 Index Fund	iShares S&P 500 Growth Index Fund

iShares S&P SmallCap 600 Growth Index Fund	iShares S&P 100 Index Fund

iShares S&P SmallCap 600 Value Index Fund	iShares S&P Global 100 Index Fund

iShares S&P 1500 Index Fund	iShares S&P Global Energy Sector Index Fund

iShares S&P Europe 350 Index Fund	iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund

iShares S&P Global Technology Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P/TOPIX 150 Index Fund

iShares S&P Latin America 40 Index Fund

With respect to 75% of a Fund’s total assets, a diversified Fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the Fund’s total assets may be invested in any manner.

A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

In addition, both diversified and non-diversified Funds may concentrate their investments in a particular industry or group of industries, as noted in the description of such Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and consequently the Fund’s investment portfolio. This may adversely affect its performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies.

Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code (“IRC”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

Lending Portfolio Securities. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Fund’s Board of Trustees. BGI acts as securities lending agent for the Fund subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Funds will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund’s assets. The Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund’s return with the performance of the Underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

BGFA received an exemptive order from the SEC that permits the funds it manages, including the Funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the Funds are permitted to invest in shares of money market funds affiliated with BGFA for cash management purposes.

Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company; and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. Each Fund may invest its assets in securities of money market funds advised by BGFA or otherwise affiliated with such Fund.

Foreign Securities. Each Fund may purchase publicly traded common stocks of foreign corporations. To the extent a fund invests in stocks of foreign corporations, each Fund’s investment in such stocks may also be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange or the Nasdaq Stock Market, Inc. (“Nasdaq”), and to the extent a Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt or any Depository Receipt that BGFA deems to be illiquid or for which pricing information is not readily available. In addition, all Depository Receipts generally must be sponsored, however a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Short-Term Instruments and Temporary Investments. The Fund may invest in various money market instruments. Money market instruments are generally short-term investments that may include but are not limited to: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches); (iii) commercial paper; (iv) non-convertible corporate debt securities (e.g., bonds and debentures); (v) repurchase agreements; and (vi) U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market mutual funds, including those managed by BGFA.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin”, which is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin”, to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market”. At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the applicable Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of some of the risks associated with an investment in a Fund is contained in the applicable Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general, and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Investments are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor (e.g., a Fund may not receive the net amount of payments that it contractually is entitled to receive).

Risks of Investing in Non-U.S. Equity Securities. Certain iShares Funds (e.g., the iShares FTSE/Xinhua China 25 Index Fund, MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund, iShares MSCI EAFE Value Index Fund, NYSE Composite Index Fund, S&P Global Index Funds, the S&P Latin America 40 Index Fund and S&P/TOPIX 150 Index Fund)

invest a significant portion of their assets in non-U.S. equity securities. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in the investor’s home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulation and the costs that may be incurred in connection with conversions between various currencies. Investing in a Fund whose portfolio contains non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets; different accounting and disclosure standards; lesser levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; and the risk of nationalization or expropriation of assets and risk of war.

Proxy Voting Policy

All Funds (other than the iShares KLD Select SocialSM Index Fund)

The Trust has adopted as its proxy voting policies for each Fund (except for the iShares KLD Select SocialSM Index Fund) the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and BGFA’s role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). BGFA may also determine that it is not in a Fund’s best economic interest to refrain from exercising the Fund’s proxy voting rights in connection with securities on loan. The evaluation of the economic desirability of recalling a loan involves balancing the revenue producing value of the loan against the likely economic value of casting a vote. In the case of many routine votes, the likely economic value of casting a vote may be less than the securities lending income, either because the votes do not involve issues with significant economic consequences or because the outcome of the vote would not be affected by recalling loaned securities in order to ensure they are voted. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates. When voting proxies, BGFA attempts to ensure that companies follow practices that advance their economic value and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	Each Fund generally supports management in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

•	Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

•	Each Fund generally votes against anti-takeover proposals and proposals which would create additional barriers or costs to corporate transactions.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates, from having any influence on BGFA’s proxy voting activity. In this way, BGFA seeks to prevent conflicts of interest that might influence BGFA’s independent business judgment on how to vote on specific proxy issues (or to refrain from voting). In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid the influence of a potential conflict of interest or as otherwise required by applicable law. Such independent fiduciary may either (i) vote such proxy, or (ii) provide BGFA with instructions as to how to vote such proxy. In the latter case, BGFA would vote the proxy in accordance with the independent fiduciary’s instructions.

The iShares KLD Select SocialSM Index Fund

The Trust has adopted separate proxy voting guidelines for the iShares KLD Select SocialSM Index Fund and has delegated Institutional Shareholder Services (“ISS”) the responsibility for voting proxies on the portfolio securities held by the Fund.

The Fund maintains proxy voting guidelines consistent with the principle that “socially responsible” shareholders are concerned not only with economic returns and sound corporate governance, but also with the ethical behavior of corporations and the social and environmental impact of their actions. With respect to social and environmental matters, the Fund’s proxy voting guidelines seek to reflect a broad consensus of the socially responsible investing community. The guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance, consistent with responsibilities to society as a whole. The Fund votes (or refrains from voting) proxies in a manner that that is consistent with these principles. In some cases, it may be in the best interest of shareholders of the Fund to refrain from exercising the Fund’s proxy voting rights. The Fund’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. ISS, as proxy voting agent for the Fund, will vote (or refrain from voting) on specific proxy issues in accordance with the Fund’s proxy voting guidelines. The guidelines permit ISS to consider certain proposals on a case-by-case basis and to vote on such proposals based on various factors, including an examination of the merits consideration of recent and company-specific information. The Fund votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates.

With respect to certain specific issues:

•	The Fund votes on the election of directors on a case by case basis. The Fund generally opposes slates of director nominees that are not comprised of a majority of independent directors and withholds votes from non-independent directors who sit on key board committees;

•	The Fund generally supports social, workforce and environmental proposals that promote “good corporate citizenship” while enhancing long term shareholder and stakeholder value and proposals that call for more detailed and comparable reporting of a company’s social, workforce and environmental performance; and

•	The Fund generally votes against anti-takeover proposals and proposals that limit the ability of shareholders to act independently of management.

ISS seeks to apply the Fund’s proxy voting policies consistently across all proposals and issues votes strictly according to the Fund’s policy in order to minimize conflicts of interests. ISS also maintains policies and practices that are designed to neutralize and guard against any conflict of interest that could arise between the issuer of the proxy (or any shareholder of the issuer) and ISS or ISS’ affiliates. In certain instances, ISS may engage a qualified third party to perform a proxy analysis and issue a vote recommendation as a further safeguard to avoid the influence of a potential conflict of interest.

Information with respect to how BGFA or ISS, as applicable, voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares or through the Fund’s website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Funds’ Board of Trustees has adopted a policy regarding the disclosure of the Funds’ portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of each Fund’s respective shareholders; (b) does not put the interests of the Funds’ investment adviser (the “BGFA” or “Investment Adviser”), the Funds’ distributor (the “Distributor”), or any affiliated person of the Funds, the Investment Adviser or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “Entities” referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including those large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as “Creation Units”) pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares (“iShares Exemptive Orders”), and other institutional market participants and entities that provide information services.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund’s anticipated holdings on the following business day.

Daily access to information concerning the Funds’ portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Investment Adviser and the Funds’ distributor, administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Funds, and the terms of the iShares Funds’ current registration statements.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. A Fund, however, may voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties in a contemporaneous manner.

The Funds’ Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Funds’ Board of Trustees reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance Standards for the Underlying Indices

Brief descriptions of the Underlying Indices on which the Funds are based and the equity markets in which the Funds invest are provided below.

The Cohen & Steers Realty Majors Index Generally

Component Selection Criteria. An investment committee determines the securities (i.e., the “components”) of the Index. The universe of Real Estate Investment Trusts (“REITs”) is first screened for market capitalization and liquidity requirements. To be eligible for inclusion, a REIT must have a minimum market capitalization of $500 million and a minimum of 600,000 shares traded per month. The investment committee determines the final 30 constituents based on a rigorous review process. Criteria for inclusion include: the quality of the portfolio of property, sector and geographic diversification, strong management, sound capital structure and a dominant position within a property sector.

After the final list of constituent REITs has been determined, constituent REITs are ranked according to their respective market capitalization. Each constituent REIT that has an index weight greater than 8% will have its weight adjusted downward until it equals 8%. The weight of the remaining constituent REITs will be increased proportionately until the aggregate of all weights equals 100%. As a result, constituents will be large and liquid without any one issue dominating the index.

Issue Changes. The Index will be rebalanced quarterly. The weighting for each constituent will be updated and adjustments will be made if any constituent has a weighting over 8%. The companies will be reviewed for size and liquidity. A REIT will be removed from the Index if its market capitalization has fallen below $400 million or if the monthly trading volume has fallen below 500,000 shares per month. In order to prevent excessive turnover, the size and liquidity requirements are not as stringent during rebalancings as they are for initial inclusion.

Between rebalancing dates, mergers or bankruptcy may result in a deletion or weighting increase. Weighting increases must be greater than 5% and will be adjusted downward if it results in the REIT’s weight becoming greater than 8%. In the case of a deletion, the investment committee will select a replacement company to ensure 30 constituents at all times.

Index Maintenance. Maintaining the Index includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spinoffs. The Index is a total return index and therefore reflects the reinvestment of dividends. The Index is calculated by the AMEX and distributed real time.

Index Availability. The Cohen & Steers Realty Majors Index is calculated and broadcast every 15 seconds over the Consolidated Tape Association’s Network B under the ticker “RMP”. This information is distributed by financial data vendors such as Bloomberg.

Cohen & Steers Realty Majors Index

Number of Components: approximately 30

Index Description. The Cohen & Steers Realty Majors Index consists of selected REITs. The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. Within the REIT market, the Index is diversified across property sectors that represent the current market. The Index is modified capitalization-weighted with constituent companies having a maximum index weight of 8%.

The Dow Jones Indexes Generally

Component Selection Criteria. Securities of companies listed on a U.S. exchange (such as the NYSE, the AMEX or the NASDAQ) are considered for inclusion in the indexes, with the following general rules and exceptions. Stocks must have a minimum trade history of 6 months on the rebalancing date to be eligible for inclusion. Foreign issues, including ADRs and GDRs, non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liabilities companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards and pink sheet stocks generally are not eligible for inclusion in the indexes. Companies that are at least 75% owned by another company and stocks with more than 10 non-trading days in a quarter.

Issue Changes. Each index (with the exception of the Dow Jones Select Dividend Index) is reviewed and rebalanced quarterly to maintain accurate representation of the market segment represented by the Index. The Dow Jones Select Dividend Index is reviewed and rebalanced annually. Securities that leave an index between reconstitution dates are not replaced. Thus, the number of securities in an index between rebalancing dates fluctuates according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the index. The only additions between rebalancing dates are as a result of spin-offs.

Index Maintenance. Maintaining the Dow Jones Indexes includes monitoring and completing the adjustments for additions and deletions to each Index, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Generally each component security in an Index is limited to a maximum market capitalization of 25% of the index weight, and sum of the weights of all component securities greater than 5% of the index is limited to 50% of the index total. If components fail either rule, their market capitalization will be reduced to meet the set guidelines. The Dow Jones Select Dividend Index limits the weighting in the index of each component security to no greater than 5% of the Index.

Index Availability. The Dow Jones Indexes are calculated continuously and are available from major data vendors.

Dow Jones U.S. Total Market Index

Number of Components: approximately 1,624

Index Description. The Dow Jones U.S. Total Market Index serves as the underlying index in the Dow Jones U.S. Large-Cap Index, Dow Jones U.S. Mid-Cap Index, Dow Jones U.S. Small-Cap Index and the Dow Jones U.S. sector indices. The Index is a capitalization-weighted index, so the impact of a component’s price change is proportional to the issue’s total market value, which is the share price times the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Total Market Index represents 95% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Basic Materials Index

Number of Components: approximately 71

Index Description. The Dow Jones U.S. Basic Materials Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the Basic Materials industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Consumer Services Index*

Number of Components: approximately 253

Index Description. The Dow Jones U.S. Consumer Services Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the consumer services industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Consumer Goods Index#

Number of Components: approximately 151

Index Description. The Dow Jones U.S. Goods Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the consumer goods industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Oil & Gas Index+

Number of Components: approximately 81

Index Description. The Dow Jones U.S. Oil & Gas Index is a subset of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Financials Index

Number of Components: approximately 295

Index Description. The Dow Jones U.S. Financials Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the financial industry of the Dow Jones U.S. Total Market Index. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Health Care Index

Number of Components: approximately 172

Index Description. This Dow Jones U.S. Health Care Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the healthcare industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

*	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the Dow Jones U.S. Consumer Cyclical Sector Index to the Dow Jones U.S. Consumer Services Index.

#	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from Dow Jones U.S. Consumer Non-Cyclical Sector Index to the Dow Jones U.S. Consumer Goods Index.
+	On December 20, 2004, the name of the corresponding index of the iShares Dow Jones U.S. Energy Sector Index Fund was changed from the Dow Jones U.S. Energy Sector Index to the Dow Jones U.S. Oil & Gas Index.

Dow Jones U.S. Industrials Index

Number of Components: approximately 249

Index Description. The Dow Jones U.S. Industrials Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the industrials industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Technology Index

Number of Components: approximately 256

Index Description. The Dow Jones U.S. Technology Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the technology industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Telecommunications Index

Number of Components: approximately 23

Index Description. The Dow Jones U.S. Telecommunications Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the telecommunications industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Utilities Index

Number of Components: approximately 73

Index Description. The Dow Jones U.S. Utilities Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the utilities industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Financial Services Index

Number of Components: approximately 145

Index Description. The Dow Jones U.S. Financial Services Index is a subset of the Dow Jones U.S. Financials Index. The Index is capitalization-weighted and includes only companies in the real estate and general finance sectors of the Dow Jones U.S. Financials Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Real Estate Index

Number of Components: approximately 82

Index Description. The Dow Jones U.S. Real Estate Index is a subset of the Dow Jones U.S. Financials Index. The Index is capitalization-weighted and includes only companies in the Real Estate sector of the Dow Jones U.S. Financials Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones Select Dividend Index

Number of Components: approximately 100

Index Description. The Dow Jones Select Dividend Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Dow Jones Select Dividend Index is comprised of one hundred of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities. To be included in the Index, the securities (i) must have had a positive dividend-per-share growth rate for each of the last five years (i.e., paid higher dividends each year); (ii) must have an average five-year dividend payout ratio of 60% or less; and (iii) must have a minimum 3-month average trading volume of 200,000 shares a day. “Dividend payout ratio” reflects the percentage of a company’s earnings paid out as dividends. A ratio of 60% would mean that a company paid out approximately 60% of its earnings as dividends. A company with a lower dividend payout ratio has more earnings to support dividends, and adjustments or changes in the level of earnings are therefore less likely to significantly affect the level of dividends paid. Positive dividend growth rate is a measure of dividend consistency, since it provides some indication of a company’s ability to continue to pay dividends.

Dow Jones Transportation Average Index

Number of Components: approximately 20

Index Description. The Dow Jones Transportation Average Index measures the performance of companies from the Industrial Transportation, Airline and General Industrial Services industries of the U.S. equity market. Companies are selected for inclusion in the Index by the editors of The Wall Street Journal. The Index, for practical purposes, is a subset of the Dow Jones U.S. Total Market Index. The component stocks are weighted based on the price of the component securities, with the highest priced securities generally having higher weighting in the Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

The FTSE/Xinhua China 25 Index Generally

Component Selection Criteria. The FTSE/Xinhua China 25 Index is primarily rule-based, but is also monitored by a governing committee. The Secretary to the FTSE/Xinhua China 25 Index Committee is responsible for conducting the quarterly review of constituents for the FTSE/Xinhua China 25 Index and for recommending to the FTSE/Xinhua China 25 Index Committee any constituents to be inserted or deleted as part of the quarterly review. All eligible securities are ranked by their current full market capitalizations.

Eligibility. Each security included in the Index is a current constituent of the FTSE All-World Index. All classes of equity securities in issue are eligible for inclusion in the FTSE/Xinhua China 25 Index subject to conforming with free-float and liquidity restrictions. H shares and Red Chip shares are eligible for inclusion in the Index.

Float-Adjusted Market Capitalization. When calculating index weights, individual constituents’ shares held by governments, corporations, strategic partners, or other control groups are excluded from the company’s outstanding shares. Shares owned by other companies are also excluded regardless of whether they are index constituents.

In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent’s weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.

Liquidity. Stocks are screened to ensure there is sufficient liquidity to be traded. Factors in determining liquidity include the availability of current and reliable price information and the level of trading volume relative to shares outstanding. Value traded and float turnover are also analyzed on a monthly basis to ensure ample liquidity.

Index Maintenance and Issue Changes. The FTSE/Xinhua China 25 Index Committee is responsible for undertaking the review of the FTSE/Xinhua China 25 Index and for approving changes of constituents. The FTSE Global Classification

Committee is responsible for the industry classification of constituents of the FTSE/Xinhua China 25 Index within the FTSE Global Classification System. The FTSE Global Classification Committee may approve changes to the FTSE Global Classification System and Management Rules. FTSE/Xinhua appoints the Chairman and Deputy Chairman of the FTSE/Xinhua China 25 Index Committee. The Chairman, or in his absence Deputy Chairman, will chair meetings of the Committee and will represent that Committee outside meetings. The Chairman and Deputy Chairman of the FTSE/Xinhua China 25 Index Committee are collectively responsible for approving constituent changes to the FTSE/Xinhua China 25 Index between meetings of the Committee on advice from the Secretary to the Committee and as permitted and as specified by the Ground Rules. Adjustments to reflect a major change in the amount or structure of a constituent company’s issued capital will be made before the start of the index calculation on the day on which the change takes effect. Adjustments to reflect less significant changes will be implemented before the start of the index calculation on the day following the announcement of the change. Adjustments generally are made before the start of the index calculations on the day concerned, unless market conditions prevent this.

Additions. A company will be inserted into the FTSE/Xinhua China 25 Index at the periodic review if it rises to the 15th position or above when the eligible companies are ranked by full market value before the application of any investibility weightings.

Deletions. A company in the FTSE/Xinhua China 25 Index will be deleted at the periodic review if it falls to the 36th position or below when the eligible companies are ranked by full market value before the application of any investibility weighting. Any deletion to the Index will simultaneously entail an addition to the Index in order to maintain 25 Index constituents at all times.

Revisions to the Float Adjustments. The FTSE/Xinhua China 25 Index is reviewed quarterly for changes in free float. These reviews will coincide with the quarterly reviews undertaken of the Index. Implementation of any changes will be after the close of the index calculation on the third Friday in January, April, July and October.

Quarterly Index Rebalancing. The quarterly review of the FTSE/Xinhua China 25 Index constituents takes place in January, April, July and October. Any constituent changes will be implemented on the next trading day following the third Friday of the same month of the review meeting. Details of the outcome of the review and the dates on which any changes are to be implemented will be published as soon as possible after the FTSE/Xinhua Index Committee meeting has concluded. Significant Index rebalancing may cause funds based on the Index to experience trading error.

Index Availability. The FTSE/Xinhua China 25 Index is calculated continuously during Hong Kong trading hours and is widely disseminated to major data vendors. The FTSE/Xinhua China 25 Index will not be calculated on Hong Kong public holidays.

Exchange Rates and Pricing. The FTSE/Xinhua China 25 Index uses Reuter’s real-time foreign exchange spot rates and Reuters real-time security prices. The FTSE/Xinhua China 25 Index is calculated in Hong Kong Dollars. Non Hong Kong Dollar denominated constituent prices are converted to Hong Kong Dollars in order to calculate the Index. The foreign exchange rates and security prices received form Reuters at the closing time of the Index are used to calculate the final index levels.

Inception Date. The inception date of the FTSE/Xinhua China 25 Index is March 16, 2001.

FTSE/Xinhua China 25 Index

Number of Components: 25

Index Description. The FTSE/Xinhua China 25 Index is designed to represent the performance of the largest companies in the China equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The securities in the Index are weighted based on the total market value of their shares. Securities with higher total market values generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings are capped to avoid over-concentration in any one stock.

The FTSE/Xinhua China 25 Index consists of two types of shares: “Red Chip” shares and “H” shares.

“Red Chip” shares are incorporated in Hong Kong and trade on the Hong Kong Stock Exchange. They are quoted in Hong Kong Dollars. Red Chip companies are substantially owned directly or indirectly by the Chinese Government and have the majority of their business interested in mainland China. Like other securities trading on the Hong Kong exchange, there are no restrictions on who can trade “Red Chip” shares.

“H” shares are incorporated in China and nominated by the Central Government for listing and trading on the Hong Kong exchange. They are quoted and traded in Hong Kong and U.S. dollars. Like other securities trading on the Hong Kong exchange, there are no restrictions on who can trade “H” shares.

The Chinese Equity Markets

General Background. Mainland China’s economy has been gradually transitioning from a centrally planned economy to a more market based economy. While the government continues to play a dominant role in the economy, the economic influence of individual citizens has been steadily increasing. Private enterprise continues to grow in place of the large state-owned enterprises, and foreign investment continues to contribute to economic growth. In 2003, with its 1.3 billion people, but a GDP of just $5,000 per capita, China stood as the second largest economy in the world after the U.S. (measured on a purchasing power parity basis). Accession to the World Trade Organization in 2001 helps strengthen China’s ability to maintain strong growth rates, but challenges the hybrid system of strong political controls and growing market influences.

China’s chief industries include iron and steel, cement, chemical fertilizers, footwear, toys, food processing, automobiles, consumer electronics, telecommunications, coal, machine building, armaments, textiles and apparel, and petroleum. China’s main exports are machinery and equipment, textiles and clothing, footwear, toys and sporting goods, and mineral fuels. China’s main imports consists of machinery and equipment, mineral fuels, plastics, iron and steel, chemicals.

Reporting, Accounting and Auditing. The mainland China reporting, accounting and auditing standards differ from U.S. standards. In general, Chinese corporations do not provide all of the disclosures required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

The Goldman Sachs Indices Generally

Component Selection Criteria. The starting universe for eligible securities (i.e., “components”) of the Goldman Sachs Sector Index are companies classified by the Goldman Sachs Investment research department as belonging to a Goldman Sachs Sector Index industry or sector. These decisions are based on the Goldman Sachs Investment Research Sector and Industry Classified System as supplemented by the Bloomberg Classification, Standard Industrial Classification and Russell Industry Classification. The stock of each constituent company must trade on either the NYSE, the AMEX or on the Nasdaq. Foreign companies with common shares listed on such exchanges are also eligible for inclusion in a Goldman Sachs Sector Index. Certain ADRs that have been a traditional part of the portfolios of U.S. institutional investors are also eligible. Limited Partnerships, and closed-end funds are excluded. The total market capitalization of a stock eligible for inclusion must be equal or greater than the market capitalization limit as of the most recent rebalancing. Companies with float (i.e., holdings in excess of 10% by an individual, corporation or family trust) below 20% are not eligible. The annualized turnover of company shares on the relevant exchange(s) must be 30% or more to further ensure adequate liquidity.

The index is initially capitalization weighted, based on the following formula: number of outstanding shares of a constituent multiplied by its share price as of the index’s inception or rebalancing date. Weights are then modified so that none exceeds a predetermined limit. If the combined weight of all the constituents with an index weight greater than 5% in a sector index exceeds 50%, the largest stocks in the sector will be capped using a sliding scale until the combined weight is less than 50%.

Issue Changes. The Goldman Sachs Sector Indices are rebalanced semiannually on the third Friday of June and December. The total market capitalization for stocks to be added to the index must be equal to or greater than the capitalization limit at inception of the index or as of the most recent semiannual rebalancing date. A company’s total market capitalization shall be based on the number of its outstanding shares and its closing price on its primary exchange as of inception or the rebalancing date. The market capitalization limit for each index will be determined at index inception and will be periodically revised to reflect changes in market levels. Index constituents with capitalization below 50% of the limit as of a rebalancing date or that fail to meet certain float and share turnover requirements shall be removed after the close on the effective date of the rebalancing. Changes to a company’s shares outstanding that are greater than 5% will be applied to the index when they are effective on a best-efforts basis. Changes that are less than 5% will be applied to the index at the next regularly scheduled rebalancing.

Index Maintenance. Each index is adjusted to reflect company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructurings and spin-offs. For changes of 5% or more in a company’s number of shares outstanding that result from a merger, acquisition or spin-off, the index is adjusted upon the close of the consummation of such transaction on a best-efforts basis. For share changes of 5% or more that result from the issuance or repurchase of common shares, the index is adjusted upon the confirmation of such issuance or repurchase on a best-efforts basis. If a constituent company spins off a company, the parent and the spin-off will each remain in the index as long as they each satisfy the component selection criteria described above, except with respect to the 30% turnover requirement. In the event that a constituent company files for bankruptcy, its stock will be removed from the index effective the close of that date.

Index Availability. The Goldman Sachs Investments are calculated continuously and are available from major data vendors.

Goldman Sachs Natural Resources Sector Index

Number of Components: approximately 123

Index Description. The Goldman Sachs Natural Resources Sector Index is a modified capitalization-weighted index: the constituent stocks are weighted according to the total market value of their outstanding shares, except that no constituent is weighted in excess of a predetermined limit and the combined weight of the nine largest constituents cannot exceed 45% at rebalancing. In this way, the impact of a component’s price change on the Index is generally proportional to the issue’s total market value, but no one stock will dominate the index. The Index value is calculated by summing up the weight-adjusted market capitalizations for all constituent stocks and dividing that sum by a predetermined base value. The value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Goldman Sachs Technology Sector Index

Number of Components: approximately 227

Index Description. The Goldman Sachs Technology Sector Index is a modified capitalization-weighted index. In a modified capitalization index, the weightings of large issuers is capped in order to reduce the impact of a small number of large capitalization stocks. The constituent stocks in this index are weighted according to the total market value of their outstanding shares, except that no constituent is weighted in excess of a predetermined limit and stocks with a weight greater than 5% in the index cannot exceed 50% of the index. In this way, the impact of a component’s price change on the Index is generally proportional to the issue’s total market value. The Index value is calculated by summing up the weight-adjusted market capitalizations for all constituent stocks and dividing that sum by a predetermined base value. The index was introduced in July 1998 with a base value of 100 as of April 30, 1998 and a capitalization weighting limit of 7.5% as of the most recent rebalancing date. The value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

The Goldman Sachs Technology Industry Subsector Investments Generally

Component Selection Criteria. The starting universe for eligible constituents of the Goldman Sachs Subsector investments are companies classified by the Goldman Sachs Investment Research department as belonging to a Goldman Sachs Investment Research Sector Industry Classification System. These decisions are based on the Goldman Sachs Investment Research Sector and Industry Classified System as supplemented by the Bloomberg Classification, Standard Industrial Classification and Russell Industry Classification. The stock of each constituent company must trade on either the NYSE, the AMEX or on Nasdaq. Foreign companies with common shares listed on such exchanges are also eligible for inclusion in a Goldman Sachs Technology Investments. Limited Partnerships and closed-end funds are excluded. The total market capitalization of a stock eligible for inclusion must be equal or greater than the market capitalization limit as of the most recent rebalancing. Companies with float below 20% are not eligible. A company’s float shall reflect all adjustments to a company’s actual shares outstanding to account for holding in excess of 10% by an individual, corporation or family trust. The annualized turnover of company shares on the relevant exchange(s) must be 30% or more to further ensure adequate liquidity.

Each index is initially capitalization weighted, based on the following formula: number of outstanding shares of a constituent multiplied by its share price as of the index’s inception or rebalancing date. Weights are then modified so that none exceeds a predetermined limit of 8.5%.

Issue Changes. The Goldman Sachs Technology Industry Sector Investments are rebalanced semiannually on the third Friday of June and December. The total market capitalization for stocks to be added to the index must be equal to or greater than the capitalization limit at inception of the index or as of the most recent semiannual rebalancing date. A company’s total market capitalization shall be based on the number of its outstanding shares and its closing price on its primary exchange as of inception or the rebalancing date. The market capitalization limit for each index will be determined at index inception and will be periodically revised to reflect changes in market levels. Index constituents with capitalization below 50% of the limit, less than 10% float or less than 15% annualized share turnover as of a rebalancing date shall be removed after the close on the effective date of the rebalancing. Changes to a company’s shares outstanding that are greater than 5% will be applied to the index when they are effective on a best-efforts basis. Changes that are less than 5% will be applied to the index at next regularly scheduled rebalancing.

Index Maintenance. Each index is adjusted to reflect company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructurings and spin-offs. For changes of 5% or more in a company’s number of shares outstanding that result from a merger, acquisition or spin-off, the index is adjusted upon the close of the consummation of such transaction on a best-efforts basis. For share changes of 5% or more that result from the issuance or repurchase or common shares, the index is adjusted upon the confirmation of such issuance or repurchase on a best-efforts basis. If a constituent company spins off a company, the parent and the spin-off will each remain in the index as long as they each satisfy the component selection criteria described above, except with respect to the 30% turnover requirement. In the event that a constituent company files for bankruptcy, its stock will be removed from the index effective at the close of that date.

Index Availability. The Goldman Sachs Technology Industry Sector Investments are calculated continuously and are available from major data vendors.

Goldman Sachs Technology Industry Multimedia Networking Index

Number of Components: approximately 31

Index Description. The Goldman Sachs Technology Industry Multimedia Networking Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100. The stocks are selected from a universe of technology stocks as categorized by the GSTI®.

Goldman Sachs Technology Industry Semiconductor Index

Number of Components: approximately 56

Index Description. The Goldman Sachs Technology Industry Semiconductor Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100. The stocks are selected from a universe of technology stocks as categorized by the GSTI®.

Goldman Sachs Technology Industry Software Index

Number of Components: approximately 44

Index Description. The Goldman Sachs Technology Industry Software Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect index mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100. The stocks are selected from a universe of technology stocks as categorized by the GSTI®.

The KLD Select SocialSM Index Generally

KLD Select SocialSM Index

Number of Components: approximately 258

Component Selection Criteria and Index Description. The KLD Select SocialSM Index is designed to maximize exposure to large capitalization companies that KLD determines have positive social and environmental characteristics, while at the same time maintaining risk and return characteristics similar to the Russell 1000® Index. The KLD Select SocialSM Index consists of approximately 250 to 350 companies drawn from the universe of companies included in the Russell 1000® Index and the S&P 500® Index. KLD evaluates each eligible company’s social and environmental performance using standardized criteria and assigns a “score” to each company. The selection process is designed so that companies with relatively higher scores are expected to have a higher representation in the Index than they do in the Russell 1000® Index. Companies with relatively lower scores are expected to have a lower representation in the Index than they do in the Russell 1000® Index. Exceptions may result from the constraint on tracking error. Companies that KLD determines are in the tobacco industry are excluded from the KLD Select SocialSM Index. The Fund uses a Representative sampling strategy to try to track the Index.

The Russell 1000® Index measures the performance of the large capitalization sector of the U.S. equity market. The Russell 1000® Index includes approximately 92% of the market capitalization of all publicly traded U.S. equity securities. The Russell 1000® Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index. As of the close of business on May 31, 2005, the Russell 1000® Index represented approximately 92% of the total market capitalization of the Russell 3000 Index.

The S&P 500® Index measures the performance of the large-capitalization sector of the U.S. equity market. As of the close of business on May 31, 2005, the Index included approximately 82% of the market capitalization of all publicly traded U.S. equity securities.

Issue Changes. General oversight responsibility for the KLD Select SocialSM Index, including overall policy guidelines and methodology, is handled by KLD Research & Analytics, Inc. Announcements of Index changes will generally be made two (2) business days in advance of the anticipated effective date, although, for exceptional corporate events, announcements may be made earlier.

Index Maintenance. Maintaining the KLD Select SocialSM Index includes monitoring and completing the adjustments for company additions and deletions, share changes of more than 10%, stock splits, stock dividends, and stock price adjustments due to restructurings, spin-offs and other corporate actions. Companies may be removed from the KLD Select SocialSM Index as a result of mergers, acquisitions, bankruptcies, or other restructurings and are removed from the Index as close as possible to the actual date on which the event occurred.

The Index will be rebalanced on the Monday following the third Friday in September, December and March. The rebalancing reflects changes due to float factors and the social and environmental scores assigned to companies by KLD. The Index will be reconstituted annually on June 30 to reflect changes to the universe as well as changes in market conditions, corporate actions and changes in the social and environmental scores of companies.

Index Availability. The KLD Select SocialSM Index is calculated continuously and is available from major data vendors.

The Morningstar Indices Generally

Component Selection Criteria. The Morningstar Index family is based on the same methodology as the well-known Morningstar Style Box™. Morningstar Indexes are governed by transparent, objective rules for security selection, exclusion, rebalancing, and adjustments for corporate actions. Morningstar makes no subjective determinations related to index composition. To be eligible for inclusion in any of the Morningstar indexes, a stock must be listed on the NYSE, the AMEX, or NASDAQ, domiciled in the U.S. or have its primary stock market activities carried out in the U.S., have sufficient historical fundamental data available so that Morningstar can classify investment style, and be in the top 75% of companies in the investable universe based on its liquidity score. A security’s liquidity score is based on its average monthly trading volume in U.S. dollars. ADRs, American Depositary Shares, fixed-dividend shares, convertible notes, warrants, rights, tracking stocks, limited partnerships and holding companies are not eligible for inclusion in the Morningstar Indexes.

Morningstar uses a dynamic percentage-based approach to divide its U.S. Market Index into three cap categories. By defining each as a percentage of the market cap of the investable universe, the definitions remain stable regardless of overall large market movements. Large Cap stocks are defined as stocks that form the largest 70% of investable market cap. Mid Cap stocks are defined as the next 20% of investable market cap (70th to 90th percentile). Small Cap stocks are defined as the next 7% of investable market cap (90th to 97th percentile).

Issue Changes. Securities are added or deleted from each index based on rules outlined for security selection, exclusion, rebalancing, and adjustments for corporate actions as set forth in the Morningstar Index Rulebook. Morningstar makes no subjective determinations related to index composition.

Index Maintenance. The Morningstar Indexes are reconstituted twice annually, on the Monday following the third Friday of June and the Monday following the third Friday of December. If the Monday is a holiday, reconstitution occurs on the Tuesday immediately following. Reconstitution is carried out after the day’s closing index values have been determined.

Index Availability. Morningstar Indexes are calculated continuously and are available from major data vendors.

Morningstar Large Core Index

Number of Components: approximately 93

Index Description. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or the NASDAQ. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). All large capitalization stocks are then designated as “core”, “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that are not designated as

“growth” or “value” securities are designated as “core” securities. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Large Growth Index

Number of Components: approximately 82

Index Description. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Large Value Index

Number of Components: approximately 92

Index Description. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Mid Core Index

Number of Components: approximately 249

Index Description. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or the NASDAQ. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that are not designated as “growth” or “value” securities are designated as “core” securities. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Mid Growth Index

Number of Components: approximately 249

Index Description. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try and track the Index.

Morningstar Mid Value Index

Number of Components: approximately 224

Index Description. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Small Core Index

Number of Components: approximately 368

Index Description. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or the NASDAQ. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that are not designated as “growth” or “value” securities are designated as “core” securities. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Small Growth Index

Number of Components: approximately 320

Index Description. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try and track the Index.

Morningstar Small Value Index

Number of Components: approximately 330

Index Description. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “small capitalization” stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

The MSCI Indices Generally

In General. The MSCI Indices were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the Indices in 1986. In November 1998, Morgan Stanley transferred all rights to the MSCI Indices to Morgan Stanley Capital International Inc. (“MSCI”), a Delaware corporation of which Morgan Stanley is the majority owner and The Capital Group of Companies, Inc. is the minority shareholder. The MSCI single country standard equity indices have covered the world’s developed markets since 1969, and in 1988, MSCI commenced coverage of the emerging markets.

Local stock exchanges traditionally calculated their own indices that were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same criteria and calculation methodology across all markets for all single country standard equity indices, developed and emerging.

MSCI single country standard equity indices are notable for the depth and breadth of their coverage. MSCI’s single country standard equity indices generally seek to have 85% of the free float-adjusted market capitalization of a country’s stock market reflected in the MSCI Index for that country. The MSCI single country standard equity indices seek to balance the inclusiveness of an “all share” index against the replicability of a “blue chip” index.

The MSCI value and growth indices are subsets of the MSCI single country standard equity indices and seek to target approximately 50% of the market capitalization represented by the underlying standard equity index for each country.

MSCI Single Country Standard Equity Indices

Weighting. Effective May 31, 2002, all single-country MSCI equity indices are free-float weighted, i.e., companies are included in the indices at the value of their free public float (free float, multiplied by price). MSCI defines “free float” as total shares excluding shares held by strategic investors such as governments, corporations, controlling shareholders and management, and shares subject to foreign ownership restrictions. MSCI’s single country standard equity indices generally seek to have 85% of the free float-adjusted market capitalization of a country’s stock market represented within each industry group, within each country.

Regional Weights. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country’s weight in regional and international indices approximates its weight in the total universe of developing and emerging markets. Maintaining consistent policies among MSCI developed and emerging market indices is critical to the calculation of certain combined developed and emerging market indices published by MSCI.

Selection Criteria. To construct relevant and accurate equity indices for the global institutional investor, MSCI undertakes an index construction process that involves: (i) defining the equity universe; (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors; (iii) classifying the universe of securities under the Global Industry Classification Standard (the “GICS”); and (iv) selecting securities for inclusion according to MSCI’s index construction rules and guidelines.

Defining the Universe. The index construction process starts at the country level, with the identification of all listed securities for that country. Currently, MSCI creates equity indices for 50 global country markets. MSCI classifies each company and its securities in only one country. This allows securities to be sorted distinctly by their respective countries. In general, companies and their respective securities are classified as belonging to the country in which they are incorporated. All listed equity securities, or listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the universe. Shares of non-domiciled companies generally are not eligible for inclusion in the universe.

Adjusting the Total Market Capitalization of Securities in the Universe for Free Float. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe using publicly available information. The process of free float adjusting market capitalization involves: (i) defining and estimating the free float available to foreign investors for each security, using MSCI’s definition of free float; (ii) assigning a free float-adjustment factor to each security; and (iii) calculating the free float-adjusted market capitalization of each security.

Classifying Securities Under the GICS. In addition to the free float-adjustment of market capitalization, all securities in the universe are assigned to an industry-based hierarchy that describes their business activities. To this end, MSCI has designed, in conjunction with Standard & Poor’s, the GICS. This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI’s objective of reflecting broad and fair industry representation in its indices.

Selecting Securities for Index Inclusion. In order to ensure a broad and fair representation in the indices of the diversity of business activities in the universe, MSCI follows a “bottom-up” approach to index construction, building indices up to the industry group level. The bottom-up approach to index construction requires a thorough analysis and understanding of the characteristics of the universe. This analysis drives the individual security selection decisions, which aim to reflect the overall features of the universe in the country index. MSCI targets an 85% free float-adjusted market representation level within each industry group, within each country. The security selection process within each industry group is based on the careful analysis of: (i) each company’s business activities and the diversification that its securities would bring to the index; (ii) the size (based on free float-adjusted market capitalization) and liquidity of the securities of the company; and (iii) the estimated free float for the company and its individual share classes. MSCI targets for inclusion the most sizable and liquid securities in an industry group. MSCI generally does not consider securities with inadequate liquidity, and/or securities that do not have an estimated free float greater than 15%. Exceptions to this general rule are made only in significant cases, where exclusion of a security of a large company would compromise the index’s ability to fully and fairly represent the characteristics of the underlying market.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float; and (ii) limits on share ownership for foreigners.

Under MSCI’s free float-adjustment methodology, a constituent’s inclusion factor is equal to its estimated free float rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with an a free float of less than 15% that are included on an exceptional basis, the Estimated free float is adjusted to the nearest 1%.

Price and Exchange Rates

Prices. The prices used to calculate the MSCI Indices are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

Exchange Rates. MSCI uses the FX rates published by WM Reuters at 4:00 p.m. London time. MSCI uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m. London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of “snapshots” of the latest contributed quotations taken from the Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI uses these rates to calculate the mid-point to 5 decimal places.

MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM Reuters rate is believed not to be representative for a given currency on a particular day.

Changes to the Indices. The MSCI Indices are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI Indices, emphasis is also placed on continuity, replicability and minimizing turnover in the Indices. Maintaining the MSCI Indices involves many aspects, including: (i) additions to, and deletions from, the Indices; (ii) and changes in number of shares; and (iii) changes in Foreign Inclusion Factors (“FIFs”) as a result of updated free float estimates.

Potential additions are analyzed not only with respect to their industry group, but also with respect to their industry or sub-industry group, in order to represent a wide range of economic and business activities. All additions are considered in the context of MSCI’s methodology, including the index constituent eligibility rules and guidelines.

In assessing deletions, it is important to emphasize that indices must represent the full-investment cycle, including both bull and bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalization, and/or declining liquidity, and yet are not deleted because they continue to be good representatives of their industry group. As a general policy, changes in number of shares are coordinated with changes in FIFs to accurately reflect the investability of the underlying securities. In addition, MSCI continuously strives to improve the quality of its free float estimates and the related FIFs. Additional shareholder information may come from better disclosure by companies or more stringent disclosure requirements by a country’s authorities. It may also come from MSCI’s ongoing examination of new information sources for the purpose of further enhancing free float estimates and better understanding shareholder structures. When MSCI identifies useful additional sources of information, it seeks to incorporate them into its free float analysis.

Overall, index maintenance can be described by three broad categories of implementation of changes:

•	Annual full country index reviews, conducted on a fixed annual timetable, that systematically re-assess the various dimensions of the equity universe for all countries;

•	Quarterly index reviews, aimed at promptly reflecting other significant market events;

•	Ongoing event-related changes, such as mergers and acquisitions, which generally are rapidly implemented in the indices as they occur.

Potential changes in the status of countries (stand-alone, emerging, developed) follow their own separate timetables. These changes are normally implemented in one or more phases at the regular annual full country index review and quarterly index review dates.

The annual full country index review for all the MSCI single country standard equity indices is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs only on three dates throughout the year: as of the close of the last business day of February, August and November. Any single country indices may be impacted at the quarterly index review. MSCI Index additions and deletions due to quarterly index rebalancings are announced at least two weeks in advance.

MSCI EAFE Growth and Value. The objective of MSCI’s Growth and Value Index design is to divide constituents of the underlying MSCI Country Indices into a growth index and value index, each representing approximately 50% of the free float-adjusted market capitalization of the underlying index.

MSCI defines the value and growth characteristics for index construction using different attributes for value and growth. Value characteristics are evaluated based on the following three variables: book value to price ratio, 12-months forward earnings to price ratio and dividend yield. Growth characteristics are evaluated based on the following five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate and current internal growth rate, long-term historical EPS growth trend, long-term historical sales per share growth trend.

MSCI constructs and maintains its growth and value indices by allocating securities and their free float-adjusted market capitalizations to the appropriate growth and value indices, during the semi-annual style index reviews of May and November. MSCI’s construction of the growth and value indices for each country index involves the following steps: (i) determining the values of the variables used to specify growth and value characteristics for each security, (ii) calculating the z-scores of each variable for each security, (iii) aggregating the style scores for each security to determine the security’s overall style characteristics, (iv) assigning initial style inclusion factors for each security and (v) representing the 50% free float-adjusted market capitalization target by allocating securities to the growth and value indices after applying buffer rules.

MSCI EAFE® Index

Number of Components: approximately 1,141

Index Description. The MSCI EAFE® Index is commonly used as a measure of international stock performance. Constituents of the Index include securities from Europe, Australasia (Australia and Asia) and the Far East.

Calculation Methodology. The iShares MSCI EAFE Index Fund utilizes the MSCI EAFE Index calculated with net dividends reinvested. “Net dividends” means dividends after reduction for taxes withheld at the rate applicable to holders of the underlying stock that are resident in Luxembourg. With respect to the iShares MSCI EAFE Index Fund, such withholding rates may differ from that applicable to United States residents.

The Index is calculated on a real-time basis and disseminated at regular intervals throughout the day.

MSCI EAFE® Growth Index

Number of Components: approximately 670

Index Description. The MSCI EAFE® Growth Index is a subset of the MSCI EAFE Index and constituents of the Index include securities from Europe, Australasia (Australia and Asia), and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI as most representing the growth style. Securities classified as growth style generally tend to have higher forecasted growth rates, lower book value to price ratios, lower forward earnings to price ratios and lower dividend yields than securities representing the value style. MSCI uses a specialized framework to attribute both growth and value style characteristics to each security within the MSCI EAFE Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a growth score and value score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the growth or value style. It is possible for a single security to have representation in both the growth and value style indices, however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework. The Fund uses a Representative Sampling strategy to try to track the Index.

MSCI EAFE® Value Index

Number of Components: approximately 620

Index Description. The MSCI EAFE® Value Index is a subset of the MSCI EAFE Index and constituents of the Index include securities from Europe, Australasia (Australia and Asia), and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI as most representing the value style. Securities classified as value style generally tend to have higher book value to price ratios, higher forward earnings to price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style. MSCI uses a specialized framework to attribute both value and growth style characteristics to each security within the MSCI EAFE Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a growth score and value score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. It is possible for a single security to have representation in both the value and growth style indices, however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework. The Fund uses a Representative Sampling strategy to try to track the Index.

The NASDAQ Biotechnology Index Generally

Component Selection Criteria. To be eligible for inclusion in the Index, the security’s U.S. listing must be exclusively on the NASDAQ Stock Market (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing) and meet the following criteria:

•	the issuer of the security must be classified according to the FTSETM Global Classification System as either biotechnology or pharmaceutical;

•	the security must be listed on the NASDAQ National Market;

•	the security must have a market capitalization of at least $200 million;

•	the security must have an average daily trading volume of at least 100,000 shares;

•	the security must have “seasoned” on The NASDAQ Stock Market or another recognized market for at least 6 months (generally a company is considered to be seasoned by NASDAQ if it has been listed on a market for at least six months; in the case of spin-offs, the operating history of the spin-off will be considered);

•	the security may not be issued by an issuer currently in bankruptcy proceedings; and

•	the issuer of the security may not have entered into a definitive agreement or other arrangement which would result in the security no longer being index eligible within the next six months; and the issuer of the security may not have annual financial statements with an audit opinion which the auditor or the company have indicated cannot be currently relied upon.

Issue Changes. The index will be subject to reexamination on a quarterly basis. The weights of index components will be rebalanced if one or more of the following are not met: (1) the weight of the single largest component is greater than 24%; or (2) the collective weight of those index securities whose individual current weights are in excess of 4.5%, when added together, exceed 48.0% of the Index. In addition, NASDAQ may conduct a special rebalancing if it is determined necessary to maintain the integrity of the Index. If either one or both of these weight distribution requirements are not met upon quarterly review, a weight rebalancing will be performed in accordance with the following plan. First, relating to weight distribution requirement (1) above, if the current weight of the single largest Index security exceeds 24.0%, then the weights of all large stocks will be scaled down proportionately towards the average weight by enough for the adjusted weight of the single largest Index security to be set to 20.0%. Second, relating to weight distribution requirement (2) above, for those Index securities whose individual current weights or adjusted weights in accordance with the preceding step are in excess of 4.5%, if their “collective weight” exceeds 48.0%, then the weights of all large stocks will be scaled down proportionately towards the average weight by just enough for the “collective weight”, so adjusted, to be set to 40.0%.

Semi-annual Ranking Review. The Index securities are evaluated semi-annually based on market data. Companies currently within the Index must meet the maintenance criteria of $100 million in market capitalization, and 50,000 shares average daily trading volume. Index securities not meeting the maintenance criteria are maintained in the Index provided that such security met the maintenance criteria in the previous ranking. Securities not meeting the maintenance criteria for two consecutive rankings are removed. Changes will occur after the close of trading on the third Friday in May and November using price data from the end of March and September and publicly available total shares outstanding data from the end of April and October.

Index Maintenance. NASDAQ monitors companies in the Index every day with respect to changes in total shares outstanding arising from secondary offerings, stock repurchases, conversions or other corporate actions. If the change in total shares outstanding arising from such corporate action is greater than or equal to 5.0%, such change is ordinarily made to the Index on the evening prior to the effective date of such corporate action or as soon as practical thereafter. Otherwise, if the change in total shares outstanding is less than 5%, all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September and December. In either case, the Index share weights for such Index securities are adjusted by the same percentage amount by which the total shares outstanding have changed in such Index securities. Ordinarily, whenever there is a change in Index share weights or a change in a component security included in the Index, NASDAQ adjusts the divisor to assure that there is no discontinuity in the value of the Index, which might otherwise be caused by any such change.

Index Availability. The NASDAQ Biotechnology Index is calculated continuously and widely disseminated to major data vendors.

NASDAQ Biotechnology Index

Number of Components: 163

Index Description. The NASDAQ Biotechnology Index is modified market-value weighted, and is subject to rebalancing to ensure that the relative weightings of the index components meet requirements for a diversified portfolio. The market value, the last sale price multiplied by index share weights, is calculated throughout the trading day, and is related to the total value of the Index. On November 1, 1993, the Biotechnology Index began with a base of 200.00.

The NYSE Indices Generally

Component Selection Criteria. The NYSE Indices track the performance of specified NYSE-listed securities. The Indices are maintained according to a rules-based methodology. The Indices are capitalization-weighted, adjusted for free-float shares and calculated on a price and total return basis. The Indices are weighted by float-adjusted market capitalization, rather than full market capitalization, in order to better reflect the actual number of shares available to investors. The Indices are published every business day, and real-time updates are disseminated to financial data vendors whenever the NYSE is open.

Issue Changes. The weightings of securities (i.e., “components”) in each Index is reviewed quarterly based on market-capitalization and free-float data (with the exception of the NYSE Composite, NYSE Energy, NYSE Financial and NYSE Health Care Indexes, each of which is rebalanced on an on going basis). All index-component companies must meet the substantive listing requirements of the NYSE; components that fail to meet such requirements are dropped from the Indexes. Quarterly reviews are implemented during March, June, September, and December. Changes in index composition and related weight may also be necessary on an ongoing basis to reflect extraordinary events such as delistings, bankruptcies, mergers or takeovers involving index components and changes of more than 10% in the number of outstanding shares of an Index.

Index Maintenance. Index maintenance includes monitoring and implementing the adjustments for component additions and deletions, share changes, stock splits, stock dividends, corporate restructurings, spin-offs, or other corporate actions. Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the stock prices of the component companies in the Index. Other corporate actions, such as share issuances, change the aggregate free-float adjusted market capitalization of the Indexes and require additional adjustments. Corporate actions will be implemented after the close of trading on the day prior to the ex-date of such corporate actions. Whenever possible, changes to the Indexes’ components will be announced at least two business days prior to their implementation date.

If trading in a security is suspended while the NYSE is open, the last traded price for that security on the NYSE is used for all subsequent index computations until trading resumes. If trading is suspended before the opening of the NYSE on a given day, the security’s adjusted closing price from the previous day is used to calculate the Index. Until a particular security opens, its adjusted closing price from the previous day is used in the Index computation.

Index Availability. The NYSE Indices are calculated continuously and are available from major data vendors.

NYSE Composite Index

Number of Components: approximately 2,062

Index Overview and Description. The NYSE Composite Index is weighted using free-float market capitalization, and calculated on both price (i.e., real time) and total return (i.e., end of trading day) basis. The Index is fully transparent and rule-based. The Index is calculated and maintained by Dow Jones Indexes pursuant to a contractual agreement with the NYSE.

Methodology. Only common stocks, ADRs, REITs and tracking stocks listed on the NYSE are eligible for inclusion in the Index. Multiple classes of shares of the same issuer are eligible to be included in the Index. Preferred stocks, closed-end funds, exchange- traded funds, trust units, shares of beneficial interest, shares in limited partnerships, and derivative securities (such as warrants and rights) are not eligible for inclusion in the Index.

Calculation and Dissemination. The Index is calculated whenever the NYSE is open using the latest traded price on the NYSE for each security in the Index. Following the determination of the previous day’s closing Index value, the Index values for the current day are updated and disseminated following the opening of NYSE trading on a real-time basis beginning when the first traded price of any of the Index components are received.

Weighting. The Index is weighted by float-adjusted market capitalization, rather than full market capitalization, to reflect the actual number of shares available to investors. Shares held by governments, corporations, strategic partners of the issuer and control groups are excluded from an issuer’s available float when determining Index weightings.

NYSE U.S. 100 Index

Number of Components: 100

Index Overview and Description. The NYSE U.S. 100 Index is weighted using free-float market capitalization and is calculated on both price (i.e., real-time) and total return (i.e., end of trading day) basis. The Index is fully transparent and rule-based. The Index is calculated and maintained by Dow Jones Indexes pursuant to a contractual agreement with NYSE.

Methodology. Only common stocks and other securities that have the characteristics of common equities of U.S. companies listed on the NYSE are eligible for inclusion in the Index. Fixed-dividend shares and securities such as convertible notes, warrants, rights, mutual funds, unit investment trusts, closed-end fund shares, shares in limited partnerships and tracking stocks are not eligible for inclusion in the Index. Companies that have less than 100,000 shares in average daily trading volume for the preceding three months are ineligible for inclusion in the Index. If a company has multiple share classes, only the class of shares that has the highest average daily trading volume during the preceding three months is included in the Index.

Calculation and Dissemination. The Index is calculated whenever the NYSE is open using the latest traded price on the NYSE for each security in the Index. Following the determination of the previous day’s closing Index value, the Index values for the current day are updated and disseminated following the opening of NYSE trading on a real-time basis, beginning when the first traded price of any of the Index components are received.

Weighting. The Index is weighted by float-adjusted market capitalization, rather than full market capitalization, to reflect the actual number of shares available to investors. Shares held by governments, corporations, strategic partners of the issuer and other control groups are excluded from a company’s available float when determining Index weightings.

Index Maintenance. The Index is rebalanced quarterly, with an “80-120” buffer applied to limit turnover. When the eligible universe is ranked by market capitalization, all stocks (components and new components) in the top 80 are automatically included in the Index while all stocks ranked below 120, including prior components, are automatically excluded. The remaining components are selected from stocks falling between 80 and 120, starting with the highest ranked prior components. If all prior components in this group have been added to the Index and spaces are still left, new components are added, starting with the largest capitalization stocks. Initial public offerings (“IPOs”) and new listings are eligible for inclusion at the quarterly rebalancing following their sale or listing, provided that their market capitalization and trading volumes have met the threshold for inclusion for at least five trading days. However, if an IPO company or new listing would be in the top 25% of the Index’s market capitalization, it may be included between reviews, provided that a minimum notification period of two business days is observed.

In addition to the scheduled quarterly rebalancing, the Index is rebalanced on an ongoing basis to accommodate extraordinary events, such as delistings, bankruptcies, mergers and acquisitions and changes of more than 10% in the number of outstanding shares of an Index component.

The Russell Indices Generally

Component Selection Criteria. The securities in the Russell Indices (sometimes referred to as the “components”) are reconstituted annually after the close on the last Friday in June to reflect changes in the marketplace. The starting universe for the Russell 3000 Index, all U.S. exchange and NASDAQ listed companies, is ranked by decreasing total market capitalization. The Russell 2000 Index and the Russell 1000 Index are subsets of the Russell 3000 Index. All U.S. incorporated companies listed on a U.S. exchange are considered for inclusion with the following rules and exceptions. Stocks must trade at or above $1.00 on May 31 to be eligible for inclusion. Although only one class of security is allowed into the indexes, all common classes are combined to determine total market capitalization and available float. Tracking stocks are considered individually for membership. Also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability companies, OTC bulletin boards and pink sheet stocks, mutual funds, limited partnerships, and foreign stocks. After component selection, stocks are weighted by their available market capitalization.

Issue Changes. Securities that leave the Russell Indices between reconstitution dates are not replaced. Thus, the number of securities in the investments over the year will fluctuate according to corporate activity. When a stock is acquired, delisted, reincorporated outside of the U.S. or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the relevant indices. When acquisitions or mergers take place, the stock’s capitalization moves to the acquiring stock, hence, mergers have no effect on index total capitalization if the acquiring stock is part of the index. The only additions between reconstitution dates are as a result of spin-offs.

Index Maintenance. Maintaining the Russell Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. In addition, significant float adjustments due to outstanding share capital changes actions are made month-end. The divisor is adjusted for all changes in company market value to leave the value of the investments unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the Russell Indices.

Index Availability. The Russell Indices are calculated continuously and are available from major data vendors.

Russell 3000 Index

Number of Components: approximately 3,005

Index Description. The Russell 3000 Index measures the performance of the U.S. equity broad market. It serves as the underlying Index for Russell 3000 Growth and Value series and the Russell 1000 and Russell 2000 Indices, as well as each respective Growth and Value series. It is an available capitalization-weighted Index of the 3000 largest companies incorporated in the U.S. and its territories. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Index represents approximately 98 % of the market capitalization of listed U.S. equities and is a leading benchmark of the broad U.S. equity market.

Russell 3000 Growth Index

Number of Components: approximately 2,016

Index Description. The Russell 3000 Growth Index measures the growth sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a capitalization-weighted Index consisting of those companies within the Russell 3000 that have higher price-to-book ratios and higher forecasted growth and represents approximately 47% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index represents approximately 46% of the market capitalization of listed U.S. equities.

Russell 3000 Value Index

Number of Components: approximately 2,030

Index Description. The Russell 3000 Value Index measures the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a capitalization-weighted Index consisting of those companies within the Russell 3000 Index that have lower price-to-book ratios and lower forecasted growth and represents approximately 53% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index represents approximately 51% of the market capitalization of listed U.S. equities.

Russell 2000 Index

Number of Components: approximately 2,018

Index Description. The Russell 2000 Index measures the small-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying Index for the Russell 2000 Growth and Value index series. It is a capitalization-weighted Index consisting of the 2000 smallest companies in the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index represents approximately 8% of the market capitalization of listed U.S. equities and is a leading benchmark of the U.S. small cap equity market.

Russell 2000 Growth Index

Number of Components: approximately 1,395

Index Description. The Russell 2000 Growth Index measures the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted Index consisting of those companies within the Russell 2000 Index that have higher price-to-book ratios and higher forecasted growth and represents approximately 47% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Growth Index represents approximately 4% of the market capitalization of listed U.S. equities and is a leading benchmark of the U.S. small cap growth equity market.

Russell 2000 Value Index

Number of Components: approximately 1,335

Index Description. The Russell 2000 Value Index measures the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted Index consisting of those companies within the Russell 2000 Index that have lower price-to-book ratios and lower forecasted growth and represents approximately 53% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index represents approximately 4% of the market capitalization of listed U.S. equities and is a leading benchmark of the U.S. small cap value equity market.

Russell 1000 Index

Number of Components: approximately 987

Index Description. The Russell 1000 Index measures the performance of the large-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying Index for the Russell 1000 Growth and Value Indices, and the Russell Top 200 and MidCap series. It is a capitalization-weighted Index consisting of the 1000 largest companies in the Russell 3000. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index represents approximately 92% of the market capitalization of listed U.S. equities and is a leading benchmark of the large cap U.S. market.

Russell 1000 Growth Index

Number of Components: approximately 621

Index Description. The Russell 1000 Growth Index measures the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted Index consisting of those companies within the Russell 1000 Index that have higher price-to-book ratios and higher forecasted growth and represents approximately 47% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index represents approximately 42% of the market capitalization of listed U.S. equities and is a leading benchmark of the large cap growth U.S. market.

Russell 1000 Value Index

Number of Components: approximately 695

Index Description. The Russell 1000 Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted Index consisting of those companies within the Russell 1000 Index that have lower price-to-book ratios and lower forecasted growth and represents approximately 53% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index represents approximately 47% of the market capitalization of listed U.S. equities and is a leading benchmark of the large cap value U.S. market.

Russell MicrocapXTM Index

Number of Components: approximately 1,965

Index Description. The Russell MicrocapXTM Index measures the microcap sector of the U.S. equity market and is a subset of the Russell MicrocapTM Index. The Russell MicrocapTM Index consists of approximately the 1,000 smallest companies in the Russell 3000 Index plus the next smallest 1,000 companies in the equity universe as determined by Russell. The Index is a capitalization weighted index and consists of those securities having the highest historical trading volumes of the Russell MicrocapTM Index and includes companies ranging in total market capitalization from approximately $50 million to $550 million, though these amounts may change from time to time. The Index represents approximately 3% of the market capitalization of listed U.S. equity securities.

Russell Midcap Index

Number of Components: approximately 788

Index Description. The Russell Midcap Index is a capitalization-weighted index consisting of approximately the 800 smallest companies in the Russell 1000 Index. As in all Russell indexes, component companies are adjusted for available float—weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price times the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index represents approximately 26% of the market capitalization of listed U.S. equities and is a widely used benchmark of the U.S. mid cap equity market.

Russell Midcap Growth Index

Number of Components: approximately 483

Index Description. The Russell Midcap Growth Index is a capitalization-weighted index that measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately 42% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth. As in all Russell indexes, component companies are adjusted for available float—weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price times the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Russell Midcap Value Index

Number of Components: approximately 560

Index Description. The Russell Midcap Value Index is a capitalization-weighted index that measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately 58% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth. As in all Russell Indexes, component companies are adjusted for available float—weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price times the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

The S&P Indices Generally

Component Selection Criteria for Domestic Investments. The Standard & Poor’s Index Committee is responsible for the overall management of the S&P Indices. Companies (i.e., the “components”) selected for the investments represent a broad range of industry segments within the U.S. economy. The starting universe, all publicly traded U.S. companies, is screened to eliminate ADRs, mutual funds, limited partnerships and royalty trusts. The following criteria are then analyzed to determine a company’s eligibility for inclusion in the investments: (i) ownership of a company’s outstanding common shares, in order to screen out closely held companies; (ii) trading volume of a company’s stock, in order to ensure ample liquidity and efficient share pricing; and (iii) the financial and operating condition of a company.

Component Selection Criteria for International Indices. All securities comprising 95% of the eligible investable universe in fourteen European markets and the United Kingdom for the S&P Euro 350; 70% of the market value of the Japanese equity market for the S&P Tokyo Stock Price Index (“TOPIX”) 150; 30% of the estimated total market capitalization for the region’s largest countries for the S&P Latin America 40, were considered for inclusion. Where there were multiple classes of a particular equity, all classes were deemed eligible if they met the criteria for size, liquidity and sector representation. The securities in the universe are ranked according to Global Industry Classification Standards (“GICS”). Generally, S&P observes a prospective constituent’s liquidity over a period of at least 6 months before consideration for inclusion. However, it is recognized that there may be extraordinary situations when companies should be added immediately (e.g., certain privatizations). When a particular company dominates its home market, it may be excluded from the Index if analysis of the sectors reveals that its securities are not as liquid as those of similar companies in other countries. The international Indices may include ADRs and GDRs.

Issue Changes. General oversight responsibility for the S&P Indices, including overall policy guidelines and methodology, is handled by the S&P Global Index Committee. Maintenance of component investments, including additions and deletions to these investments, is the responsibility of separate regional index committees composed of S&P staff specialized in the various regional equity markets and, in some cases with the assistance of local stock exchanges. Public announcements of index changes as the result of committee decisions will generally be made two business days in advance of the anticipated effective date whenever possible, although for exceptional corporate events announcements may be made earlier.

Index Maintenance. Maintaining the S&P Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Share changes of less than 5% are only updated on a quarterly basis on the Friday near the end of the calendar quarter.

A company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it is no longer representative of its industry group. A company is removed from the relevant Index as close as possible to the actual date on which the event occurred. A company can be removed from an Index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group. All replacement companies are selected based on the above component section criteria.

When calculating index weights, individual constituents’ shares held by governments, corporations, strategic partners, or other control groups are excluded from the company’s shares outstanding. Shares owned by other companies are also excluded regardless of whether they are index constituents.

In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent’s weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.

Once a year, the float adjustments will be reviewed. Each company’s financial statements will be used to update the major shareholders’ ownership. However, any Investable Weight Factor (IWF) changes, equal to or greater than 5% will be implemented as soon as reasonably possible when it results from a major corporate action (i.e., privatization, merger, takeover, or share offering).

Changes in the number of shares outstanding driven by corporate events such as stock dividends, splits, and rights issues will be adjusted on the ex-date. Share changes of 5% or greater are implemented when they occur. All share changes of less than 5% are updated on a quarterly basis (third Friday of March, June, September, and December or at the close of the expiration of futures contracts). Implementation of new additions, deletions, and changes to the float adjustment, due to corporate actions, will be made available at the close of the third Friday in March, June, September and December. Generally, index changes due to rebalancing are announced two days before the effective date by way of a news release posted on www.spglobal.com.

Index Availability. The S&P Indices are calculated continuously and are available from major data vendors.

S&P 100 Index

Number of Components: 100

Index Description. The Index is a capitalization-weighted index representing stocks from a broad range of industries, chosen for market size, liquidity and industry group representation. The S&P 100 Index is a widely tracked index for blue-chip stocks. The S&P 100 serves as the basis for the S&P 100 options contract which trades on the CBOE. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P 500 Index

Number of Components: 500

Index Description. The S&P 500 Index serves as the underlying index for the S&P 500/Citigroup Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P 500/Citigroup Growth Index*

Number of Components: approximately 178

Index Description. The S&P 500/Citigroup Growth Index is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

* On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citibank Growth Index.

S&P 500/Citigroup Value Index*

Number of Components: approximately 322

Index Description. The S&P 500/Citigroup Value Index is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

* On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citibank Value Index.

S&P MidCap 400 Index

Number of Components: 400

Index Description. The S&P MidCap 400 Index serves as the underlying index for the S&P 400/Citigroup Growth and Value Index series. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index is a benchmark for performance measurement of the mid-capitalization segment of the U.S. equity market.

S&P MidCap 400/Citigroup Growth Index*

Number of Components: approximately 180

Index Description. The S&P MidCap 400/Citigroup Growth Index is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

* On December 16, 2005, the name of the iShares S&P 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citibank Growth Index.

S&P MidCap 400/Citigroup Value Index*

Number of Components: approximately 220

Index Description. The S&P MidCap 400/Citigroup Value Index is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

* On December 16, 2005, the name of the iShares S&P 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citibank Value Index.

S&P SmallCap 600 Index

Number of Components: 600

Index Description. The S&P SmallCap 600 Index serves as the underlying index for the S&P 600/Citigroup Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P SmallCap 600/Citigroup Growth Index*

Number of Components: approximately 248

Index Description. The S&P SmallCap 600/Citigroup Growth Index is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

* On December 16, 2005, the name of the iShares S&P 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citibank Growth Index.

S&P SmallCap 600/Citigroup Value Index*

Number of Components: approximately 352

Index Description. The S&P SmallCap 600/Citigroup Value Index is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

* On December 16, 2005, the name of the iShares S&P 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citibank Value Index.

S&P Composite 1500 Index

Number of Components: approximately 1,500

Index Description. The S&P Composite 1500 Index is comprised of the S&P 500, MidCap 400, and SmallCap 600 Indices, which together represent approximately 93% of the total U.S. equity market. The securities in the Index are weighted based on the total float-adjusted market value of their outstanding shares. Securities with higher total market values have a larger representation in the Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. As of May 31, 2005, the S&P 500 Index included 82% of the market capitalization of all publicly-traded U.S. equity securities. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The securities in the S&P MidCap 400 Index have a market capitalization of between $1 billion and $4 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The S&P SmallCap 600 Index measures the performance of publicly-traded securities in the small-capitalization sector of the U.S. equity market.

S&P Global 100 Index

Number of Components: 100

Index Description. The Standard & Poor’s Global 100 Index is designed to measure the performance of 100 large transnational companies that are of major importance in the global markets. A global company is defined as a corporation that has production facilities and/or other fixed assets in at least one foreign country, and makes its major management decisions in a global context. The degree to which sales are executed outside the home country is a factor in determining a company’s global reach. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The composition of the S&P Global 100 Index is derived from the S&P Global 1200 Index and only includes transnational corporations under the above definition which had a minimum adjusted market capitalization of US$5 billion. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2005, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Finland, France, Germany, Italy, Japan, Korea, Netherlands, Spain, Sweden, Switzerland, the United Kingdom and the United States.

S&P Global Energy Sector Index

Number of Components: approximately 61

Index Description. The Standard & Poor’s Global Energy Sector Index is designed to measure the performance of companies that S&P deems to be part of the energy sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The S&P Global Energy Sector Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2005, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Austria, Brazil, Canada, France, Hong Kong, Italy, Japan, Netherlands, Norway, Spain, the United Kingdom and the United States.

S&P Global Financials Sector Index

Number of Components: approximately 229

Index Description. The Standard & Poor’s Global Financials Sector Index is designed to measure the performance of companies that S&P deems to be part of the financial sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The S&P Global Financials Sector Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2005, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Belgium, Brazil, Canada, Chile, Denmark, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Korea, Netherlands, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the United States.

S&P Global Healthcare Sector Index

Number of Components: approximately 82

Index Description. The Standard & Poor’s Global Healthcare Sector Index is designed to measure the performance of companies that S&P deems to be part of the healthcare sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The S&P Global Healthcare Sector Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2005, the Index is comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Ireland, Japan, Switzerland, the United Kingdom and the United States.

S&P Global Information Technology Sector Index

Number of Components: approximately 130

Index Description. The Standard & Poor’s Global Information Technology Sector Index is designed to measure the performance of companies S&P deems to be part of the technology sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The S&P Global Information Technology Sector Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2005, the Index was comprised of stocks of companies in the following countries: Canada, Finland, France, Germany, Italy, Japan, Korea, Netherlands, Spain, Sweden, Taiwan, the United Kingdom and the United States.

S&P Global Telecommunications Sector Index

Number of Components: approximately 42

Index Description. The Standard & Poor’s Global Telecommunications Sector Index is designed to measure the performance of companies that S&P deems to be part of the telecommunications sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The S&P Global Telecommunications Sector Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2005, the Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, Chile, Denmark, France, Germany, Greece, Hong Kong, Italy, Japan, Korea, Mexico, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

S&P Europe 350 Index

Number of Components: 350

Index Description. The Standard & Poor’s Europe 350 Index is a capitalization-weighted index of 350 stocks providing geographic and economic diversity over S&P’s ten market sectors, each chosen for market size, liquidity and industry group representation. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P Latin America 40 Index

Number of Components: 40

Index Description. The S&P Latin America 40 Index is constructed with the addition of a float-adjustment factor. The size of its region mirrors its regional investable equity universe sector weights, based on adjusted market capitalization.

S&P/TOPIX 150 Index

Number of Components: 150

Index Description. The S&P/TOPIX 150 is constructed with the addition of a float-adjustment factor.

Investment Limitations

The Board has adopted as fundamental investment policies the investment objectives of the iShares Goldman Sachs Natural Resources Index Fund, iShares Russell 1000 Index Fund, iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Midcap 400 Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares Goldman Sachs Networking Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares Dow Jones U.S. Total Market Index Fund and iShares S&P 500 Index Fund. The investment objective of each of these Funds cannot be changed without the approval of the holders of a majority of such Fund’s outstanding voting securities. However, the Board has adopted as non-fundamental policies the investment objectives of all other Funds discussed in this SAI. Therefore, each of these Funds may change its investment objective and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies each Fund’s investment restrictions numbered one through six below. The restrictions for each Fund cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

The iShares S&P Global Energy Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares Goldman Sachs Networking Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares Dow Jones U.S. Total Market Index Fund, iShares NYSE 100 Index Fund, iShares FTSE/Xinhua China 25 Index Fund, iShares Dow Jones Select Dividend Index Fund and iShares S&P 500 Index Fund will not:

1.	Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.	Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.	Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund’s investment objective and policies).

6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the “Securities Act”), in disposing of portfolio securities.

All Funds (other than the iShares S&P Global Energy Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares Goldman Sachs Networking Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares Dow Jones U.S. Total Market Index Fund, iShares NYSE 100 Index Fund, iShares FTSE/Xinhua China 25 Index Fund, iShares Dow Jones Select Dividend Index Fund and iShares S&P 500 Index Fund) will not:

1.	Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.	Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.	Make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5.	Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund’s investment objective and policies).

6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund’s net assets to be invested in illiquid securities.

For purposes of the percentage limitation on each Fund’s investments in illiquid securities, foreign equity securities, though not registered under the Securities Act, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be “readily marketable” if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund’s portfolio. In reaching liquidity decisions, BGFA considers the following factors:

•	The frequency of trades and quotes for the security;

•	The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

•	Dealer undertakings to make a market in the security; and

•	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Each Fund (other than the iShares Morningstar Index Funds) has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund’s Underlying Index and in ADRs based on securities in the Underlying Index. Each Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Each of the iShares Morningstar Index Funds has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund’s Underlying Index. Each Morningstar Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is not longer met, a Morningstar Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution”, as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Master Investment Portfolio and Barclays Global Investors Funds, each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of 101 Funds within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serve as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and, as a result, oversees an additional 27 portfolios within the fund complex. The address of each Trustee and Officer is c/o Barclays Global Investors, N.A. 45 Fremont Street, San Francisco, CA 94105.

Trustees and Officers

Name (year of birth) Interested Trustees	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Interested Trustees

*Lee T. Kranefuss (1961)	Interested Trustee, Chairman, and President (since June 18, 2003)	Chief Executive Officer of Intermediary Investors and Exchange Traded Products Business of BGI (since 2003) and Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez (1961)	Interested Trustee (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services; Director (2000-2002) of Barclays Global Investors UK Holdings.

*	Lee Kranefuss and John Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

Name (year of birth) Independent Trustees	Position	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee and Officer
Independent Trustees

Richard K. Lyons (1961)	Independent Trustee (since February 15, 2000)	Acting Dean (since 2004) and Sylvan Coleman Professor of Finance (since 1993) University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2002) of iShares, Inc.; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of Master Investment Portfolio and Barclays Global Investors Funds; Trustee and Chairman (since 1995) of Matthews Asian Funds (oversees 6 portfolios).

George G.C. Parker (1939)	Independent Trustee (since February 15, 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1998) of Affinity Group Holdings; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1996) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2000) of Converium Re-Insurance; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed (1947)	Independent Trustee (since January 1, 2002)	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 1995) of New York State Retirement System Advisory Board; Member (since 2004) of the Auburn University Foundation Fund Investment Committee.

Cecilia H. Herbert (1949)	Independent Trustee (since August 11, 2005)	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (since 1994).	Director (since 2005) of iShares, Inc.; Trustee (since 2004) of Pacific Select Funds (31 portfolios); Trustee (1992-2003) of the Montgomery Funds (20 portfolios); Trustee (since 2005) of the Thatcher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s
Forum West (professional association).

Charles A. Hurty (1944)	Independent Trustee (since August 11, 2005)	Partner, KPMG, LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan (1956)	Independent Trustee (since August 11, 2005)	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer

Michael Latham (1965)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

The following table sets forth, as of December 31, 2004, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

NAME OF TRUSTEE[1]	NAME OF INDEX FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Richard K. Lyons	iShares S&P 500	$10,001 - $50,000	Over $100,000
	iShares Lehman 1-3 Year Treasury Bond	Over $100,000

Lee T. Kranefuss	iShares Lehman 1-3 Year Treasury Bond	$50,001-$100,000	Over $100,000
	iShares Russell 3000	Over $100,000
	iShares GS $ InvesTop™ Corporate Bond	$10,001 - $50,000
	iShares Dow Jones Select Dividend	$10,001 - $50,000

John E. Martinez	iShares MSCI EAFE	Over $100,000	Over $100,000
	iShares Russell 1000	Over $100,000
	iShares Russell 1000 Value	Over $100,000
	iShares S&P 500	Over $100,000

George G.C. Parker	iShares S&P 500	Over $100,000	Over $100,000
	iShares S&P 500 Value	Over $100,000
	iShares S&P 400	$10,001 - $50,000
	iShares S&P 400 Value	Over $100,000
	iShares S&P 600	$10,001 - $50,000
	iShares S&P Global 100	$10,001 - $50,000
	iShares S&P 100	Over $100,000
	iShares Dow Jones U.S. Healthcare Sector	$50,001 - $100,000
	iShares Dow Jones Select Dividend	Over $100,000
	iShares Russell 2000 Value	Over $100,000
	iShares Russell 2000	$50,001 - $100,000
	iShares Russell 1000 Value	Over $100,000
	iShares MSCI EAFE	Over $100,000
	iShares MSCI Emerging Markets	$50,001 - $100,000
	iShares MSCI France	$50,001 - $100,000
	iShares MSCI South Korea	$10,001 - $50,000
	iShares MSCI Mexico	$10,001 - $50,000
	iShares MSCI Singapore	$10,001 - $50,000
	iShares MSCI United Kingdom	$10,001 - $50,000
	iShares Nasdaq Biotechnology	$10,001 - $50,000
	iShares FTSE/Xinhua China 25	$50,001 - $100,000
	iShares GS $ InvesTop™ Corporate Bond	$10,001 - $50,000
	iShares Lehman TIPS Bond	$10,001 - $50,000

W. Allen Reed	None	Not Applicable	Not Applicable

[1]	The dollar range of equity securities beneficially owned by Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan is not reflected in the table because they were elected to serve as Independent Trustees of the Trust effective August 11, 2005.

As of December 31, 2004, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (“Independent Trustees”) or their immediate family members owned beneficially or of record any securities of BGFA (the Fund’s investment adviser), SEI (the Fund’s distributor) or any person controlling, controlled by or under control with BGFA or SEI.

Committees of the Board of Trustees. Each Independent Trustee serves on the Audit and Nominating Committees of the Board of Trustees. The purposes of the Audit Committee are to assist the Board of Trustees (1) in its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) in its oversight of the Trust’s financial statements and the independent audit thereof; (3) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (4) in evaluating the independence of the independent accountants. The Audit Committee of the Trust met four times during the calendar year ended December 31, 2004.

The Nominating Committee nominates individuals for Independent Trustee membership on the Board of Trustees. The Nominating Committee evaluates candidates’ qualifications for board membership, including their independence from the Funds’ investment adviser and other principal service providers and the potential effects of any other relationship that might impair the independence of a candidate. In addition, the Nominating Committee periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board of Trustees. The Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. The Nominating Committee did not meet during calendar year ended December 31, 2004.

Approval of Investment Advisory Contract. Under Section 15(c) of the 1940 Act, the Board is required to consider the reapproval of the Trust’s investment advisory contract with BGFA (the “Investment Advisory Agreement”) annually. The Board is provided with quantitative and qualitative information to assist the Board in evaluating the terms of the Investment Advisory Agreement. This information includes comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser, as well as a description of the quality of services provided by the investment adviser.

The Investment Advisory Agreement between the Trust and BGFA was most recently renewed by the Board of Trustees on June 14, 2005. In making the determination to re-approve the Investment Advisory Agreement, the Board considered the qualifications of BGFA to provide advisory services, the nature and quality of those services, an analysis of BGFA’s profitability, and the reasonableness of the advisory fees paid to BGFA in relation to the services provided and the advisory fees paid by other comparable exchange traded funds and mutual funds. Based on these considerations and without identifying any single factor as all-important or controlling, the Board concluded that the terms of the Investment Advisory Agreement are fair and reasonable with respect to the Trust, are in the best interests of the Trust’s shareholders, and are similar to those which could have been obtained through arm’s length negotiations.

Information Received by the Board of Trustees. This information includes comparative fee information, profitability information, performance data, a description of the adviser’s investment philosophy, experience of the investment adviser, as well as a description of the quality of services provided by the investment adviser.

Before approving the Investment Advisory Agreement, the Board reviewed a detailed profitability analysis of BGFA based on the fees payable under the Investment Advisory Agreement as well as any other servicing relationships between the Trust and BGFA or its affiliates. The Board analyzed each Fund’s contractual unitary fee, as well as fees received from securities lending, affiliated brokerage transactions, if any, and any investments by each Fund in funds advised by BGFA.

The Board also reviewed statistical information regarding the performance and expenses of each Fund. In addition to the expense information for each Fund, the Board reviewed the expense information for a group of funds that BGFA determined was similar to each Fund (“Peer Group”). The Board also reviewed detailed performance information comparing the performance of each Fund to its Underlying Index.

During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to BGFA and its affiliates resulting from the Funds. The Board also reviewed information pertaining to the fee structure for the Funds and considered whether the Funds were receiving the benefits of any economies of scale or other efficiencies that accrue from increases in the Funds’ asset levels. The Board specifically noted that breakpoints are already in place for several of the MSCI country Funds, and that the other Funds started with low expense ratios that reflect economies of scale.

The Board received a presentation from BGFA and reviewed the broad array of services provided to the Funds beyond investment management services. The Board considered the large and complete product offering managed by BGFA, the high level of retail shareholder support and extensive institutional shareholder support provided by BGFA, and the management of the Funds’ other service providers by BGFA.

Based on the above analysis, and assisted by the advice of independent legal counsel, the Board determined that the Investment Advisory Agreement for each Fund, including the fee level, was fair and reasonable in light of all relevant circumstances. This determination was based on the following conclusions, based on a consideration of the factors discussed above: (i) level of profits realized by BGFA from its advisory arrangement with each Fund was fair and reasonable; (ii) the advisory fees paid by the Fund were, in each case, substantially lower than most funds in its Peer Group; (iii) BGFA remains the leader, both with respect to background and experience, in indexing and exchange traded funds; and (iv) the services provided by BGFA to each Fund remain of a high quality.

Remuneration of Trustees. As of June 14, 2005, the Trust pays each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $45,000 for meetings of the Board attended by the Trustee. The Trust also pays each Independent Trustee who served as a chairperson of a Board committee an annual fee of $2,500. Prior to June 14, 2005, the Trust paid each Independent Trustee and Nathan Most and John Martinez, both interested Trustees, an annual fee of $32,500 for meetings of the Board attended by each Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the total compensation paid to each Interested Trustee for the calendar year ended December 31, 2004.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Company Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Funds and Fund Complex**
Lee T. Kranefuss***	$0	Not Applicable	Not Applicable	$0

John E. Martinez	$32,500	Not Applicable	Not Applicable	$65,000

Nathan Most****	$32,500	Not Applicable	Not Applicable	$65,000

*	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
**	Includes compensation for service on the Board of Directors of iShares, Inc.
***	Lee T. Kranefuss was not compensated by the Funds due to his employment with BGI during the time period reflected in the table.
****	Served as Director through December 3, 2004.

The table below sets forth the total compensation paid to each Independent Trustee for the calendar year ended December 31, 2004.

Name of Independent Trustee[1]	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Company Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Funds and Fund Complex**
John B. Carroll***	$32,500	Not Applicable	Not Applicable	$65,000

Richard K. Lyons	$32,500	Not Applicable	Not Applicable	$91,000	****

George G.C. Parker	$32,500	Not Applicable	Not Applicable	$65,000

W. Allen Reed	$32,500	Not Applicable	Not Applicable	$65,000

[1]	Compensation is not shown for Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan because they were elected to serve as Independent Trustees of the Trust effective August 11, 2005.
*	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
**	Includes compensation for service on the Board of Directors of iShares, Inc.
***	Served as Trustee through March 1, 2005.
****	Includes compensation as Trustee for Barclays Global Investors Funds and Master Investment Portfolio, investment companies with 27 funds also advised by BGFA and/or for which BGFA provides administration services, and as a Director of the BGI Cayman Prime Money Market Fund, LTD.

Trustees and officers of the Trust collectively owned less than 1% of each of the Fund’s outstanding shares as of October 31, 2005.

Control Persons and Principal Holders of Securities. Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC participants, as of November 2, 2005, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

Percentage of Ownership
iShares S&P 100 Index Fund
Goldman, Sachs & Co.	5.34%
Mellon Trust of New England, N.A.	5.53%
The Northern Trust Company	6.85%
Citigroup Global Markets Inc.	6.95%
Charles Schwab & Co., Inc.	7.56%

iShares S&P 500 Index Fund
JPMorgan Chase Bank, N.A	5.04%
The Northern Trust Company	6.94%
Charles Schwab & Co., Inc.	12.03%
Morgan Stanley & Co. Incorporated	20.34%

iShares S&P 500 Growth Index Fund
Pershing LLC	5.52%
State Street Bank and Trust Company	5.54%
National Financial Services LLC	7.32%
Morgan Stanley DW Inc.	8.44%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	9.06%
Charles Schwab & Co., Inc	13.43%

iShares S&P 500 Value Index Fund
State Street Bank and Trust Company	5.13%
Pershing LLC	7.05%
Morgan Stanley DW Inc.	8.92%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	9.31%
National Financial Services LLC	9.66%
Charles Schwab & Co., Inc.	13.38%

iShares S&P MidCap 400 Index Fund
First Clearing, LLC	5.21%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	5.30%
Barclays Global Investors, N.A.	5.71%
National Financial Services LLC	11.13%
Charles Schwab & Co., Inc.	15.34%

iShares S&P MidCap 400 Growth Index Fund
National Financial Services LLC	5.24%
First Clearing, LLC	5.49%
Morgan Stanley DW Inc.	7.60%
Charles Schwab & Co., Inc.	9.27%
A.G. Edwards & Sons, Inc.	21.94%

iShares S&P MidCap 400 Value Index Fund
Merrill Lynch, Pierce Fenner & Smith Safekeeping	5.64%
Morgan Stanley DW Inc.	6.40%
Pershing LLC	6.76%
National Financial Services LLC	8.96%
Charles Schwab & Co., Inc.	11.68%
A.G. Edwards & Sons, Inc.	14.25%

iShares S&P SmallCap 600 Index Fund
Mellon Trust of New England, N.A.	5.41%
Citigroup Global Markets Inc.	5.54%
National Financial Services LLC	7.28%
Charles Schwab & Co., Inc.	11.81%

iShares S&P SmallCap 600 Value Index Fund
Citigroup Global Markets Inc.	5.05%
Pershing LLC	6.21%
Morgan Stanley DW Inc.	6.39%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	8.52%
National Financial Services LLC	10.34%
Charles Schwab & Co., Inc.	13.36%

iShares S&P SmallCap 600 Growth Index Fund
First Clearing, LLC	5.32%
The Bank of New York	6.09%
Citigroup Global Markets Inc.	6.62%
Morgan Stanley DW Inc.	7.04%
Pershing LLC	7.76%
Charles Schwab & Co., Inc.	8.54%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	8.83%
National Financial Services LLC	9.59%

iShares S&P 1500 Index Fund
National Financial Services LLC	8.87%
Bank of America, N.A.	11.02%
Charles Schwab & Co., Inc.	11.23%
U.S. Bank N.A.	12.68%
Timber Hill LLC	18.47%

iShares S&P Global 100 Index Fund
Merrill Lynch, Pierce Fenner & Smith Safekeeping	5.38%
National Financial Services LLC	6.22%
Pershing LLC	6.44%
The Bank of New York	6.86%
Charles Schwab & Co., Inc.	10.02%
Mellon Trust of New England, N.A.	20.37%

iShares S&P Global Energy Sector Index Fund
Pershing LLC	5.27%
National Financial Services LLC	7.97%
Charles Schwab & Co., Inc.	8.68%
Brown Brothers Harriman & Co.	33.21%

iShares S&P Global Financials Sector Index Fund
Pershing LLC	5.30%
National Financial Services LLC	6.20%
Goldman Sachs Execution & Clearing, L.P.	7.00%
Charles Schwab & Co., Inc.	8.94%
UBS Financial Services LLC	9.77%
Citigroup Global Markets Inc.	24.31%

iShares S&P Global Healthcare Sector Index Fund
Brown Brothers Harriman & Co.	5.97%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	6.14%
Pershing LLC	6.24%
Citibank, N.A	6.54%
National Financial Services LLC	6.56%
JPMorgan Chase Bank, N.A.	7.37%
Citigroup Global Markets Inc.	10.65%
Charles Schwab & Co., Inc.	10.75%

iShares S&P Global Technology Sector Index Fund
Pershing LLC	5.71%
UBS Financial Services LLC	6.84%

Merrill Lynch, Pierce Fenner & Smith Safekeeping	6.96%
Goldman Sachs Execution & Clearing, L.P.	8.01%
National Financial Services LLC	9.07%
Brown Brothers Harriman & Co.	10.18%
Citigroup Global Markets Inc.	10.95%
Charles Schwab & Co., Inc.	11.65%

iShares S&P Global Telecommunications Sector Index Fund
Goldman Sachs Execution & Clearing, L.P.	5.33%
National Financial Services LLC	6.57%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	6.80%
Charles Schwab & Co., Inc.	8.10%
Brown Brothers Harriman & Co.	8.95%
Citigroup Global Markets Inc.	10.11%
Banc of America Securities LLC	13.50%

iShares S&P Europe 350 Index Fund
Brown Brothers Harriman & Co.	6.55%
National Financial Services LLC	6.73%
Charles Schwab & Co., Inc.	7.51%
The Canadian Depository for Securities Ltd.	7.64%
Morgan Stanley DW Inc.	7.82%
Citigroup Global Markets Inc.	7.85%

iShares S&P Latin America 40 Index Fund
Citigroup Global Markets Inc.	5.53%
Pershing LLC	6.39%
Brown Brothers Harriman & Co.	11.26%
Charles Schwab & Co., Inc.	11.56%
National Financial Services LLC.	13.18%

iShares S&P TOPIX 150 Index Fund
State Street Bank and Trust Company	5.54%
National Financial Services LLC	5.70%
Charles Schwab & Co., Inc.	5.89%
Goldman, Sachs & Co	6.16%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	6.60%
Morgan Stanley & Co. Incorporated	7.01%
Brown Brothers Harriman & Co.	23.45%

iShares Dow Jones U.S. Total Market Index Fund
American Enterprise Investment Services Inc.	6.14%
Pershing LLC	7.45%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	8.38%
National Financial Services LLC	13.66%
Charles Schwab & Co., Inc.	16.54%

iShares Dow Jones U.S. Basic Materials Index Fund
Merrill Lynch, Pierce Fenner & Smith Safekeeping	5.02%
Morgan Stanley DW Inc.	5.07%
UBS Financial Services LLC	6.44%
Pershing LLC	6.79%
First Clearing, LLC	7.30%
National Financial Services LLC	8.21%
Charles Schwab & Co., Inc.	13.02%
Citigroup Global Markets Inc.	13.95%

iShares Dow Jones U.S. Consumer Cyclical Index Fund
UBS Financial Services LLC	5.15%
Charles Schwab & Co., Inc.	5.98%

Merrill Lynch, Pierce Fenner & Smith Safekeeping	6.02%
Morgan Stanley DW Inc.	6.37%
First Clearing, LLC	6.86%
Lehman Brothers, Inc.	7.14%
Timber Hill LLC	8.42%
A.G. Edwards & Sons, Inc.	13.10%
Citigroup Global Markets Inc.	14.22%

iShares Dow Jones U.S. Consumer Non-Cyclical Index Fund
First Clearing, LLC	5.04%
UBS Financial Services LLC	5.16%
Charles Schwab & Co., Inc.	8.65%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	8.76%
Citigroup Global Markets Inc.	9.48%
A.G. Edwards & Sons, Inc.	27.58%

iShares Dow Jones U.S. Energy Sector Index Fund
UBS Financial Services LLC	5.32%
Morgan Stanley DW Inc.	5.43%
Pershing LLC	6.00%
First Clearing, LLC	7.61%
Charles Schwab & Co., Inc.	9.23%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	9.42%
National Financial Services LLC	9.56%
Citigroup Global Markets Inc.	10.08%

iShares Dow Jones U.S. Financial Sector Index Fund
Merrill Lynch, Pierce Fenner & Smith Safekeeping	6.33%
National Financial Services LLC	7.20%
Charles Schwab & Co., Inc.	7.49%
UBS Financial Services LLC	8.06%
First Clearing, LLC	8.08%
Morgan Stanley DW Inc.	9.67%
Citigroup Global Markets Inc.	16.44%

iShares Dow Jones U.S. Healthcare Sector Index Fund
Morgan Stanley DW Inc.	5.24%
National Financial Services LLC	5.80%
Citigroup Global Markets Inc.	5.97%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	7.56%
Charles Schwab & Co., Inc.	8.29%
A.G. Edwards & Sons, Inc.	18.97%

iShares Dow Jones U.S. Industrial Sector Index Fund
National Financial Services LLC	5.39%
UBS Financial Services LLC	5.95%
First Clearing, LLC	6.23%
Charles Schwab & Co., Inc.	6.47%
Morgan Stanley DW Inc.	8.75%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	10.21%
Citigroup Global Markets Inc.	14.64%

iShares Dow Jones U.S. Technology Sector Index Fund
National Financial Services LLC	5.62%
The Bank of New York	6.27%
UBS Financial Services LLC	6.67%
First Clearing, LLC	6.73%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	7.39%
Morgan Stanley DW Inc.	9.86%

Charles Schwab & Co., Inc.	10.01%
Citigroup Global Markets Inc.	10.53%

iShares Dow Jones U.S. Telecommunications Sector Index Fund
Citigroup Global Markets Inc.	5.05%
Charles Schwab & Co., Inc.	5.76%
SEI Private Trust Company	6.99%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	7.77%
A.G. Edwards & Sons, Inc.	13.43%
Banc of America Securities LLC	21.60%

iShares Dow Jones U.S. Utilities Sector Index Fund
First Clearing, LLC	6.65%
A.G. Edwards & Sons, Inc.	6.85%
National Financial Services LLC	7.17%
Citigroup Global Markets Inc.	8.44%
Charles Schwab & Co., Inc.	9.94%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	13.25%

iShares Dow Jones U.S. Financial Services Index Fund
Morgan Stanley DW Inc.	5.93%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	6.06%
Charles Schwab & Co., Inc.	7.28%
First Clearing, LLC	8.98%
Banc of America Securities LLC	9.05%
National Financial Services LLC	9.43%
Citigroup Global Markets Inc.	14.07%

iShares Dow Jones U.S. Real Estate Index Fund
Merrill Lynch, Pierce Fenner & Smith Safekeeping	5.39%
Pershing LLC	5.65%
Barclays Global Investors, N.A.	7.24%
National Financial Services LLC	9.15%
Charles Schwab & Co., Inc.	9.75%

iShares Dow Jones Select Dividend Index Fund
Pershing LLC	5.35%
Citigroup Global Markets Inc.	5.60%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	8.52%
National Financial Services LLC	8.71%
Charles Schwab & Co., Inc.	13.20%
Banc of America Securities LLC	14.54%

iShares Dow Jones Transportation Average Index Fund
U.S. Bank N.A.	5.91%
Citigroup Global Markets Inc.	7.86%
Timber Hill LLC	10.77%
First National Bank of Omaha	20.71%

iShares Russell 3000 Index Fund
Citigroup Global Markets Inc.	8.54%
National Financial Services LLC	12.18%
The Northern Trust Company	13.43%
Charles Schwab & Co., Inc.	16.05%

iShares Russell 3000 Growth Index Fund
Pershing LLC	5.33%
National Financial Services LLC	7.42%
Citigroup Global Markets Inc.	11.76%
The Northern Trust Company	12.20%
Charles Schwab & Co., Inc.	17.50%

iShares Russell 3000 Value Index Fund
Merrill Lynch, Pierce Fenner & Smith Safekeeping	5.86%
Goldman Sachs Execution & Clearing, L.P.	6.66%
SEI Private Trust Company	6.73%
The Bank of New York	7.66%
Pershing LLC	8.00%
National Financial Services LLC	10.32%
Charles Schwab & Co., Inc.	13.00%

iShares Russell 2000 Index Fund
National Financial Services LLC.	5.35%
Mellon Trust of New England, N.A.	7.29%
Morgan Stanley & Co. Incorporated.	7.47%
The Northern Trust Company	8.37%
Charles Schwab & Co., Inc.	9.54%

iShares Russell 2000 Growth Index Fund
Pershing LLC	5.03%
National Financial Services LLC	5.19%
The Bank of New York	5.42%
Citigroup Global Markets Inc.	5.90%
Charles Schwab & Co., Inc.	6.87%
The Northern Trust Company	7.91%
State Street Bank and Trust Company	8.05%

iShares Russell 2000 Value Index Fund
JPMorgan Chase Bank, N.A.	5.19%
State Street Bank and Trust Company	5.30%
The Northern Trust Company	5.48%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	6.84%
National Financial Services LLC	8.43%
Charles Schwab & Co., Inc.	11.25%

iShares Russell 1000 Index Fund
The Bank of New York	6.23%
Morgan Stanley & Co. Incorporated	6.56%
National Financial Services LLC	9.61%
Charles Schwab & Co., Inc.	24.13%

iShares Russell 1000 Growth Index Fund
Merrill Lynch, Pierce Fenner & Smith Safekeeping	5.99%
National Financial Services LLC	6.14%
Citigroup Global Markets Inc.	9.86%
JPMorgan Chase Bank, N.A.	10.68%
Charles Schwab & Co., Inc.	11.26%

iShares Russell 1000 Value Index Fund
Brown Brothers Harriman & Co.	6.11%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	6.77%
Citigroup Global Markets Inc.	6.83%
National Financial Services LLC	6.91%
Pershing LLC	9.33%
Charles Schwab & Co., Inc.	10.69%

iShares Russell Midcap Index Fund
Pershing LLC	6.07%
National Financial Services LLC	7.26%
Citigroup Global Markets Inc.	8.34%
Charles Schwab & Co., Inc.	10.39%

iShares Russell Midcap Growth Index Fund
The Bank of New York	5.35%
Citigroup Global Markets Inc.	5.98%
Charles Schwab & Co., Inc.	6.06%
National Financial Services LLC	7.40%
The Northern Trust Company	7.83%

iShares Russell Midcap Value Index Fund
Merrill Lynch, Pierce Fenner & Smith Safekeeping	6.32%
Pershing LLC	9.49%
National Financial Services LLC	9.68%
Charles Schwab & Co., Inc.	11.09%

iShares Russell MicrocapTM Index Fund
Citigroup Global Markets Inc.	5.79%
Timber Hill LLC	7.47%
National Financial Services LLC	10.52%
Charles Schwab & Co., Inc.	11.85%
Citibank, N.A.	18.90%

iShares Cohen & Steers Realty Majors Index Fund
Wells Fargo Bank, N.A.	5.23%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	6.50%
Pershing LLC	6.66%
National Financial Services LLC	9.82%
Charles Schwab & Co., Inc.	11.77%

iShares Nasdaq Biotechnology Index Fund
Merrill Lynch, Pierce Fenner & Smith Safekeeping	5.00%
National Financial Services LLC	5.33%
Morgan Stanley DW Inc.	5.51%
Banc of America Securities LLC	5.80%
Charles Schwab & Co., Inc.	7.52%
Citigroup Global Markets Inc.	9.56%

iShares Goldman Sachs Technology Index Fund
Charles Schwab & Co., Inc.	7.20%
Citigroup Global Markets Inc.	20.09%
State Street Bank and Trust Company	20.56%

iShares Goldman Sachs Networking Index Fund
Charles Schwab & Co., Inc.	5.35%
First Clearing, LLC	5.95%
Swiss American Securities Inc.	6.76%
National Financial Services LLC	8.77%
Citigroup Global Markets Inc.	18.19%

iShares Goldman Sachs Semiconductor Index Fund
National Investor Services Corp.	5.35%
National Financial Services LLC	6.62%
Barclays Global Investors, N.A.	7.81%
Charles Schwab & Co., Inc.	12.13%
Citigroup Global Markets Inc.	23.73%

iShares Goldman Sachs Software Index Fund
Charles Schwab & Co., Inc.	5.13%
Abbey National Securities Inc.	5.32%
Barclays Global Investors, N.A.	7.00%
First Clearing, LLC	7.02%
Brown Brothers Harriman & Co.	7.49%
Citigroup Global Markets Inc.	12.11%

Morgan Stanley & Co. Incorporated	17.86%

iShares Goldman Sachs Natural Resources Index Fund
Citigroup Global Markets Inc.	6.24%
Pershing LLC	6.50%
National Financial Services LLC	9.63%
Charles Schwab & Co., Inc.	13.80%

iShares GS $ InvesTop Corporate Bond Fund
National Financial Services LLC	5.04%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	5.20%
Charles Schwab & Co., Inc.	6.01%
Morgan Stanley DW Inc.	6.77%
Goldman, Sachs & Co.	8.59%
A.G. Edwards & Sons, Inc.	9.10%
The Bank of New York	11.89%

iShares Lehman TIPS Bond Fund
Brown Brothers Harriman & Co.	5.26%
Morgan Stanley DW Inc.	5.36%
Pershing LLC	5.86%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	6.23%
Citigroup Global Markets Inc.	6.68%
National Financial Services LLC	10.16%
Charles Schwab & Co., Inc.	13.64%

iShares Lehman Aggregate Bond Fund
Investment Centers of America, Inc.	5.12%
National Financial Services LLC	6.16%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	6.37%
Pershing LLC	7.67%
First Clearing, LLC	7.69%
Morgan Stanley DW Inc.	9.87%
Charles Schwab & Co., Inc.	11.26%

iShares Lehman 20+ Year Treasury Bond Fund
National Financial Services LLC	5.41%
Charles Schwab & Co., Inc.	5.74%
JPMorgan Chase Bank, N.A.	6.28%
Bear, Stearns Securities Corp.	6.83%
First Clearing, LLC	7.00%
Barclays Global Investors, N.A.	18.18%

iShares Lehman 7-10 Year Treasury Bond Fund
National Financial Services LLC	5.35%
Pershing LLC	5.79%
Charles Schwab & Co., Inc.	7.12%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	8.19%
Citigroup Global Markets Inc.	8.67%
First Clearing, LLC	9.52%

iShares Lehman 1-3 Year Treasury Bond Fund
National Financial Services LLC	5.01%
M&I Marshall & Ilsley Bank	5.33%
Pershing LLC	5.37%
Deutsche Bank Securities Inc.	5.79%
Citigroup Global Markets Inc.	6.07%
Charles Schwab & Co., Inc.	7.13%
The Northern Trust Company	21.92%

iShares MSCI EAFE Index Fund
The Bank of America, N.A.	5.19%
The Bank of New York	6.54%
Charles Schwab & Co., Inc.	8.13%
The Northern Trust Company	9.32%

iShares MSCI EAFE Growth Index Fund
UBS Financial Services LLC	5.25%
Charles Schwab & Co., Inc.	9.15%
Citigroup Global Markets Inc.	10.52%
Pershing LLC	10.78%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	41.77%

iShares MSCI EAFE Value Index Fund
First Clearing, LLC	5.33%
UBS Financial Services LLC	5.36%
Linsco/Private Ledger Corp.	5.39%
Citigroup Global Markets Inc.	5.50%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	5.56%
Wells Fargo Bank, N.A.	5.69%
Pershing LLC	6.11%
National Financial Services LLC	7.68%
Charles Schwab & Co., Inc.	7.87%
Union Bank of California Global Custody	14.13%

iShares Morningstar Large Growth Index Fund
UBS Financial Services LLC	5.13%
First Clearing, LLC	5.38%
American Enterprise Investment Services Inc.	6.91%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	7.28%
National Investor Services Corp.	7.47%
The Bank of New York	7.92%
Charles Schwab & Co., Inc.	10.12%
National Financial Services LLC	11.88%
Pershing LLC	12.22%

iShares Morningstar Large Core Index Fund
Pershing LLC	6.58%
National Financial Services LLC	6.83%
Timber Hill LLC	7.18%
U.S. Bank N.A.	8.72%
American Enterprise Investment Services Inc.	9.26%
Citigroup Global Markets Inc.	9.40%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	10.80%
First National Bank of Omaha	15.12%

iShares Morningstar Large Value Index Fund
SSB-Trust Custody	5.18%
UBS Financial Services LLC	5.19%
Citigroup Global Markets Inc.	5.62%
Charles Schwab & Co., Inc.	6.55%
American Enterprise Investment Services Inc.	7.32%
Pershing LLC	8.42%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	11.39%
National Financial Services LLC	15.04%

iShares Morningstar Mid Core Index Fund
National Financial Services LLC	5.22%
Charles Schwab & Co., Inc.	5.40%

American Enterprise Investment Services Inc.	5.80%
Pershing LLC	7.11%
U.S. Bank N.A.	8.33%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	10.13%
First National Bank of Omaha	19.92%

iShares Morningstar Mid Growth Index Fund
Pershing LLC	5.49%
American Enterprise Investment Services Inc.	6.20%
Charles Schwab & Co., Inc.	7.38%
Raymond, James & Associates, Inc.	7.94%
National Financial Services LLC	9.99%
National Investor Services Corp.	12.38%
Timber Hill LLC	17.50%

iShares Morningstar Mid Value Index Fund
Morgan, Keegan & Company, Inc.	5.18%
American Enterprise Investment Services Inc.	6.44%
Citigroup Global Markets Inc.	7.36%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	7.54%
Pershing LLC	7.84%
SSB-Trust Custody	8.43%
Timber Hill LLC	8.47%
National Financial Services LLC	8.58%
Charles Schwab & Co., Inc.	12.23%

iShares Morningstar Small Core Index Fund
Citigroup Global Markets Inc.	5.17%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	6.11%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	7.24%
American Enterprise Investment Services Inc.	10.00%
Charles Schwab & Co., Inc.	10.67%
Pershing LLC	11.23%
National Financial Services LLC	12.80%

iShares Morningstar Small Growth Index Fund
Pershing LLC	5.08%
Raymond, James & Associates, Inc.	5.51%
Citigroup Global Markets Inc.	8.78%
American Enterprise Investment Services Inc.	8.87%
Timber Hill LLC	9.46%
National Financial Services LLC	13.27%
Charles Schwab & Co., Inc.	15.69%

iShares Morningstar Small Value Index Fund
The Northern Trust Company	5.01%
National Investor Services Corp.	5.03%
Citigroup Global Markets Inc.	6.02%
American Enterprise Investment Services Inc.	6.41%
Pershing LLC	7.28%
Charles Schwab & Co., Inc.	7.94%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	9.85%
Timber Hill LLC	11.39%
National Financial Services LLC	14.24%

iShares NYSE 100 Index Fund
First Clearing, LLC	5.36%
Charles Schwab & Co., Inc.	5.42%
Citigroup Global Markets Inc.	5.43%

Goldman Sachs Execution & Clearing, L.P.	5.69%
National Financial Services LLC	6.45%
Janney Montgomery Scott Inc.	8.10%
United States Trust Company of New York	9.32%
Banc of America Securities LLC	16.56%

iShares NYSE Composite Index Fund
American Enterprise Investment Services Inc.	5.34%
Pershing LLC	7.71%
Charles Schwab & Co., Inc.	9.95%
National Financial Services LLC	10.73%
Timber Hill LLC	35.08%

iShares FTSE/XINHUA China 25 Index Fund
Pershing LLC	5.06%
UBS Financial Services LLC	5.18%
Citigroup Global Markets Inc.	7.10%
Merrill Lynch, Pierce Fenner & Smith Safekeeping	8.15%
Charles Schwab & Co., Inc.	9.19%
National Financial Services LLC	9.53%

iShares KLD Select SocialSM Index Fund
Timber Hill LLC	7.61%
State Street Bank and Trust Company	67.74%

Investment Adviser. BGFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund’s average net assets) listed below. The following table sets forth the management fees paid by each Fund for the periods noted below.

Fund	Management Fee	Fund Inception Date	Fiscal Year End	Management Fees Paid for Fiscal Year Ended 2005	Management Fees Paid for Fiscal Year Ended 2004		Management Fees Paid for Fiscal Year Ended 2003
iShares Cohen & Steers Realty Majors Index Fund	0.35%	01/29/01	4/30	$3,715,531	$1,875,786		$609,516
iShares Dow Jones U.S. Total Market Index Fund	0.20%	06/12/00	4/30	806,782	583,220		258,924
iShares Dow Jones U.S. Basic Materials Sector Index Fund	0.60%	06/12/00	4/30	2,162,553	1,431,135		424,542
iShares Dow Jones U.S. Consumer Services Sector Index Fund[1]	0.60%	06/12/00	4/30	1,223,613	936,060		872,272
iShares Dow Jones U.S. Consumer Goods Sector Index Fund[2]	0.60%	06/12/00	4/30	2,101,520	887,525		674,017
iShares Dow Jones U.S. Energy Sector Index Fund	0.60%	06/12/00	4/30	2,915,019	1,157,936		580,710
iShares Dow Jones U.S. Financial Sector Index Fund	0.60%	05/22/00	4/30	1,636,988	1,249,444		773,730
iShares Dow Jones U.S. Healthcare Sector Index Fund	0.60%	06/12/00	4/30	4,805,393	2,862,501		1,834,258
iShares Dow Jones U.S. Industrial Sector Index Fund	0.60%	06/12/00	4/30	1,344,384	816,820		426,880
iShares Dow Jones U.S. Technology Sector Index Fund	0.60%	05/15/00	4/30	2,273,897	2,027,928		881,116
iShares Dow Jones U.S. Telecommunications Sector Index Fund	0.60%	05/22/00	4/30	1,858,698	954,203		472,776
iShares Dow Jones U.S. Utilities Sector Index Fund	0.60%	06/12/00	4/30	3,178,855	2,675,439		1,277,275
iShares Dow Jones U.S. Financial Services Index Fund	0.60%	06/12/00	4/30	741,206	628,792		335,039
iShares Dow Jones U.S. Real Estate Index Fund	0.60%	06/12/00	4/30	4,764,324	2,080,140		852,062
iShares Dow Jones Select Dividend Index Fund	0.40%	11/03/03	4/30	16,102,974	1,843,588	#	N/A
iShares Dow Jones Transportation Average Index Fund	0.60%	10/06/03	4/30	496,584	69,614	#	N/A
iShares FTSE/Xinhua China 25 Index Fund	0.74%	10/05/04	7/31	4,010,649	N/A		N/A
iShares Goldman Sachs Technology Index Fund	0.50%	03/13/01	7/31	988,419	731,811		271,592
iShares Goldman Sachs Networking Index Fund	0.50%	07/10/01	7/31	755,164	619,535		138,163
iShares Goldman Sachs Semiconductor Index Fund	0.50%	07/10/01	7/31	1,387,611	890,736		321,981
iShares Goldman Sachs Software Index Fund	0.50%	07/10/01	7/31	716,661	648,960		232,767
iShares Goldman Sachs Natural Resources Index Fund	0.50%	10/22/01	7/31	2,358,153	738,702		155,365
iShares KLD Select SocialSM Index Fund	0.50%	01/24/05	4/30	34,773	N/A		N/A
iShares Morningstar Large Core Index Fund	0.20%	06/28/04	4/30	57,122	12,118	*	N/A
iShares Morningstar Large Growth Index Fund	0.25%	06/28/04	4/30	63,800	14,578	*	N/A
iShares Morningstar Large Value Index Fund	0.25%	06/28/04	4/30	71,808	15,586	*	N/A
iShares Morningstar Mid Core Index Fund	0.25%	06/28/04	4/30	64,589	6,228	*	N/A
iShares Morningstar Mid Growth Index Fund	0.30%	06/28/04	4/30	57,063	6,464	*	N/A
iShares Morningstar Mid Value Index Fund	0.30%	06/28/04	4/30	49,215	7,712	*	N/A
iShares Morningstar Small Core Index Fund	0.25%	06/28/04	4/30	64,908	18,705	*	N/A
iShares Morningstar Small Growth Index Fund	0.30%	06/28/04	4/30	43,729	8,325	*	N/A
iShares Morningstar Small Value Index Fund	0.30%	06/28/04	4/30	50,132	9,167	*	N/A
iShares MSCI EAFE Index Fund	0.35%	08/14/01	7/31	46,995,227	20,603,858		8,291,473
iShares MSCI EAFE Growth Index Fund	0.40%	08/01/05	7/31	N/A	N/A		N/A
iShares MSCI EAFE Value Index Fund	0.40%	08/01/05	7/31	N/A	N/A		N/A
iShares Nasdaq Biotechnology Index Fund	0.50%	02/05/01	3/31	6,122,499	3,555,679		2,096,245

Fund	Management Fee	Fund Inception Date	Fiscal Year End	Management Fees Paid for Fiscal Year Ended 2005	Management Fees Paid for Fiscal Year Ended 2004		Management Fees Paid for Fiscal Year Ended 2003
iShares NYSE Composite Index Fund	0.25%	03/30/04	7/31	29,128	10,729	#	N/A
iShares NYSE 100 Index Fund	0.20%	03/29/04	7/31	57,086	19,356	#	N/A
iShares Russell 3000 Index Fund	0.20%	05/22/00	3/31	3,229,699	2,365,642		2,160,932
iShares Russell 3000 Growth Index Fund	0.25%	07/24/00	3/31	293,501	217,413		121,224
iShares Russell 3000 Value Index Fund	0.25%	07/24/00	3/31	685,284	352,437		199,522
iShares Russell 2000 Index Fund	0.20%	05/22/00	3/31	11,911,328	7,225,737		4,932,658
iShares Russell 2000 Growth Index Fund	0.25%	07/24/00	3/31	4,473,542	3,065,713		1,196,733
iShares Russell 2000 Value Index Fund	0.25%	07/24/00	3/31	5,722,265	3,052,040		2,066,582
iShares Russell 1000 Index Fund	0.15%	05/15/00	3/31	2,675,116	2,447,487		917,963
iShares Russell 1000 Growth Index Fund	0.20%	05/22/00	3/31	4,850,893	2,452,127		1,199,426
iShares Russell 1000 Value Index Fund	0.20%	05/22/00	3/31	7,432,460	3,698,281		1,789,888
iShares Russell Microcap™ Index Fund	0.60%	08/12/05	3/31	N/A	N/A		N/A
iShares Russell Midcap Index Fund	0.20%	07/17/01	3/31	1,757,868	711,664		205,399
iShares Russell Midcap Growth Index Fund	0.25%	07/17/01	3/31	1,623,765	698,777		206,460
iShares Russell Midcap Value Index Fund	0.25%	07/17/01	3/31	1,865,502	518,082		200,920
iShares S&P 100 Index Fund	0.20%	10/23/00	3/31	1,158,279	807,961		338,074
iShares S&P 500 Index Fund	0.09%	05/15/00	3/31	9,710,593	6,461,077		3,846,690
iShares S&P 500 Growth Index Fund[3]	0.18%	05/22/00	3/31	3,386,176	1,970,255		974,122
iShares S&P 500 Value Index Fund[4]	0.18%	05/22/00	3/31	4,401,512	2,230,484		1,159,105
iShares S&P MidCap 400 Index Fund	0.20%	05/22/00	3/31	4,014,624	2,583,387		1,590,398
iShares S&P MidCap 400 Growth Index Fund[5]	0.25%	07/24/00	3/31	2,298,624	1,236,192		797,655
iShares S&P MidCap 400 Value Index Fund[6]	0.25%	07/24/00	3/31	3,679,449	2,060,880		1,409,989
iShares S&P SmallCap 600 Index Fund	0.20%	05/22/00	3/31	5,842,139	3,409,196		2,296,268
iShares S&P SmallCap 600 Growth Index Fund[7]	0.25%	07/24/00	3/31	2,049,460	1,258,284		760,915
iShares S&P SmallCap 600 Value Index Fund[8]	0.25%	07/24/00	3/31	3,278,167	1,813,291		1,405,295
iShares S&P 1500 Index Fund	0.20%	01/20/04	3/31	120,521	23,232	#	N/A
iShares S&P Global 100 Index Fund	0.40%	12/05/00	3/31	921,838	412,967		187,675
iShares S&P Global Energy Sector Index Fund	0.65%	11/12/01	3/31	1,541,106	241,568		94,641
iShares S&P Global Financials Sector Index Fund	0.65%	11/12/01	3/31	281,138	137,379		69,315
iShares S&P Global Healthcare Sector Index Fund	0.65%	11/13/01	3/31	1,066,853	322,900		123,814
iShares S&P Global Technology Sector Index Fund	0.65%	11/12/01	3/31	195,919	102,307		38,802
iShares S&P Global Telecommunications Sector Index Fund	0.65%	11/12/01	3/31	177,985	98,156		70,674
iShares S&P Europe 350 Index Fund	0.60%	07/25/00	3/31	5,481,763	3,299,161		3,018,178
iShares S&P Latin America 40 Index Fund	0.50%	10/25/01	3/31	757,549	203,852		43,266
iShares S&P/TOPIX 150 Index Fund	0.50%	10/23/01	3/31	435,002	119,832		117,885

[1]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the Dow Jones U.S. Consumer Cyclical Sector Index to the Dow Jones U.S. Consumer Services Index.
[2]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from Dow Jones U.S. Consumer Non-Cyclical Sector Index to the Dow Jones U.S. Consumer Goods Index.
[3]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citibank Growth Index.
[4]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citibank Value Index.
[5]	On December 16, 2005, the name of the iShares S&P 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citibank Growth Index.
[6]	On December 16, 2005, the name of the iShares S&P 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citibank Value Index.
[7]	On December 16, 2005, the name of the iShares S&P 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citibank Growth Index.
[8]	On December 16, 2005, the name of the iShares S&P 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citibank Value Index.
*	Fees shown are from fund inception to September 30, 2004 and are not audited.
#	Fees shown are from fund inception to 2004 fiscal year end.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations may prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Trust, but would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Portfolio Managers. The individuals named as Portfolio Managers in thee iShares S&P 100 Index Fund, iShares S&P 500 Index Fund, iShares S&P 500 Growth Index Fund, iShares S&P 500 Value Index Fund, iShares MidCap 400 Index Fund, iShares S&P 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P SmallCap Growth Index Fund, iShares S&P SmallCap Value Index Fund and iShares S&P 1500 Index Fund (the “iShares S&P Index Funds”), iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Telecommunications Sector Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Latin America 40 Index Fund and iShares S&P/TOPIX 150 Index Fund (the “iShares S&P Global Index Funds”) and the iShares Russell 3000 Index Fund, iShares Russell 3000 Growth Index Fund, iShares Russell 3000 Value Index Fund, iShares Russell 2000 Index Fund, iShares Russell 2000 Growth Index Fund, iShares Russell 2000 Value Index Fund, iShares Russell 1000 Index Fund, iShares Russell 1000 Growth Index Fund, iShares Russell 1000 Value Index Fund, iShares Russell Microcap™ Index Fund, iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Index Fund, and iShares Russell Midcap Value Index Fund (the “iShares Russell Index Funds”) Prospectus dated August 1, 2005 (as revised September 12, 2005), the iShares Dow Jones U.S. Total Market Index Fund, iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund, iShares Dow Jones U.S. Consumer Goods Sector Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund, iShares Dow Jones U.S. Utilities Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Real Estate Index Fund, iShares Dow Jones Select Dividend Index Fund and iShares Dow Jones Transportation Average Index Fund (the “iShares Dow Jones Index Funds”), the iShares KLD Select SocialSM Index Fund (the “iShares KLD Select SocialSM Index Fund”) and the iShares Cohen & Steers Realty Majors Index Fund (the “iShares Cohen & Steers Index Fund”) Prospectus dated August 24, 2005, the iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund and iShares Goldman Sachs Software Index Fund (the “iShares Goldman Sachs Index Funds”)and the iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund (the “iShares MSCI Index Funds”) Prospectus dated December 1, 2005, the iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund (the “iShares Morningstar Index Funds”) Prospectus dated August 24, 2005, the iShares NYSE Composite Index Fund and iShares NYSE 100 Index Fund (the “iShares NYSE Index Funds”) Prospectus dated December 1, 2005, the iShares Nasdaq Biotechnology Index Fund (the “iShares Nasdaq Index Fund”) Prospectus dated August 1, 2005 (as revised August 24, 2005), and the iShares FTSE/Xinhua China 25 Index Fund Prospectus dated December 1, 2005. Patrick O’Connor, Ed Corallo, Lisa Chen and Carl Gilchrist (the “Portfolio Managers”) were also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts, as indicated in the tables below as of July 31, 2005:

Ed Corallo

Types of Accounts	Number	Total Assets
Registered Investment Companies	64	$92,273,200,000
Other Pooled Investment Vehicles	1	$188,100,000
Other Accounts	5	$300,000

Patrick O’Connor

Types of Accounts	Number	Total Assets
Registered Investment Companies	64	$92,273,200,000
Other Pooled Investment Vehicles	1	$188,100,000
Other Accounts	7	$200,000

Lisa Chen

Types of Accounts	Number	Total Assets
Registered Investment Companies	35	$43,430,200,000
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	5	$6,556,700,000

Carl Gilchrist

Types of Accounts	Number	Total Assets
Registered Investment Companies	37	$43,430,200,000
Other Pooled Investment Vehicles	75	$74,480,800,000
Other Accounts	6	$10,743,800,000

As of February 10, 2006, Ed Corallo and Carl Gilchrist are no longer Portfolio Managers of the iShares Funds.

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or through a representative sampling of the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the S&P Index Funds, S&P Global Index Funds, Russell Index Funds, Dow Jones Index Funds, Goldman Sachs Index Funds, MSCI Index Funds, Morningstar Index Funds, NYSE Index Funds, Cohen & Steers Index Fund, KLD Select SocialSM Index Fund, FTSE/Xinhua China 25 Index Fund, and Nasdaq Index Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the S&P Index

Funds, S&P Global Index Funds, Russell Index Funds, Dow Jones Index Funds, Goldman Sachs Index Funds, MSCI Index Funds, Morningstar Index Funds, NYSE Index Funds, Cohen & Steers Index Fund, KLD Select SocialSM Index Fund, FTSE/Xinhua China 25 Index Fund and Nasdaq Index Fund seeking such investment opportunity. As a consequence, from time to time the S&P Index Funds, S&P Global Index Funds, Russell Index Funds, Dow Jones Index Funds, Goldman Sachs Index Funds, Morningstar Index Funds, NYSE Index Funds, Cohen & Steers Index Fund, and Nasdaq Index Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the S&P Index Funds, S&P Global Index Funds, Russell Index Funds, Dow Jones Index Funds, Goldman Sachs Index Funds, MSCI Index Funds, Morningstar Index Funds, NYSE Index Funds, Cohen & Steers Index Fund, KLD Select SocialSM

Index Fund, FTSE/Xinhua China 25 Index Fund and Nasdaq Index Fund, the other portfolios or accounts managed by the Portfolio Managers generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio’s or account’s gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the S&P Index Funds, S&P Global Index Funds, Russell Index Funds, Dow Jones Index Funds, Goldman Sachs Index Funds, MSCI Index Funds, Morningstar Index Funds, NYSE Index Funds, Cohen & Steers Index Fund, KLD Select SocialSM Index Fund, FTSE/Xinhua China 25 Index Fund and Nasdaq Index Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest that may result in the Portfolio Manager’s favoring those portfolios or accounts with incentive-based fee arrangements.

As of July 31, 2005, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, the Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager’s salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager’s title, scope of responsibilities, experience and knowledge. The Portfolio Manager’s bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager’s business unit, and an assessment of the Portfolio Manager’s individual performance. The Portfolio Manager’s salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a “select group of management or highly compensated employees (within the meaning of ERISA section 401(a))” as so specified under the terms of BGI’s Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI’s Compensation Enhancement Plan (“CEP”). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be “notionally invested” in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited (“BGI UK Holdings”), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of July 31, 2005, the Portfolio Managers beneficially owned shares of the Funds for which they are primarily responsible for the day-to-day management in the amounts reflected in the following tables:

Ed Corallo

Dollar Range
Name of iShares Index Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares S&P 100	X
iShares S&P 500	X
iShares S&P 500 Growth	X
iShares S&P 500 Value	X
iShares MidCap 400	X
iShares S&P 400 Growth	X
iShares S&P MidCap 400 Value	X
iShares S&P SmallCap 600	X
iShares S&P SmallCap Growth	X
iShares S&P SmallCap Value	X
iShares S&P 1500	X
iShares Russell 3000	X
iShares Russell 3000 Growth	X
iShares Russell 3000 Value	X
iShares Russell 2000	X
iShares Russell 2000 Growth	X
iShares Russell 2000 Value	X
iShares Russell 1000	X
iShares Russell 1000 Growth	X
iShares Russell 1000 Value	X
iShares Russell Microcap™	X
iShares Russell Midcap	X
iShares Russell Midcap Growth	X
iShares Russell Midcap Value	X
iShares Dow Jones U.S. Total Market	X
iShares Dow Jones U.S. Basic Materials Sector	X
iShares Dow Jones U.S. Consumer Services Sector	X
iShares Dow Jones U.S. Consumer Goods Sector	X
iShares Dow Jones U.S. Energy Sector	X
iShares Dow Jones U.S. Financial Sector	X
iShares Dow Jones U.S. Healthcare Sector	X
iShares Dow Jones U.S. Industrial Sector	X
iShares Dow Jones U.S. Technology Sector	X
iShares Dow Jones U.S. Telecommunications Sector	X
iShares Dow Jones U.S. Utilities Sector	X
iShares Dow Jones U.S. Financial Services	X
iShares Dow Jones U.S. Real Estate	X
iShares Dow Jones Select Dividend	X
iShares Dow Jones Transportation Average	X
iShares Goldman Sachs Natural Resources	X
iShares Goldman Sachs Technology	X
iShares Goldman Sachs Networking	X
iShares Goldman Sachs Semiconductor	X
iShares Goldman Sachs Software	X
iShares Morningstar Large Core	X
iShares Morningstar Large Growth	X
iShares Morningstar Large Value	X
iShares Morningstar Mid Core	X
iShares Morningstar Mid Growth	X
iShares Morningstar Mid Value	X
iShares Morningstar Small Core	X
iShares Morningstar Small Growth	X
iShares Morningstar Small Value	X
iShares NYSE Composite	X
iShares NYSE 100	X
iShares Cohen & Steers Realty Majors	X
iShares Nasdaq Biotechnology	X
iShares KLD Select SocialSM	X

Patrick O’Connor

Dollar Range
Name of iShares Index Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares S&P 100	X
iShares S&P 500	X
iShares S&P 500 Growth	X
iShares S&P 500 Value	X
iShares MidCap 400	X
iShares S&P 400 Growth	X
iShares S&P MidCap 400 Value	X
iShares S&P SmallCap 600	X
iShares S&P SmallCap Growth	X
iShares S&P SmallCap Value	X
iShares S&P 1500	X
iShares Russell 3000	X
iShares Russell 3000 Growth	X
iShares Russell 3000 Value	X
iShares Russell 2000	X
iShares Russell 2000 Growth	X
iShares Russell 2000 Value	X
iShares Russell 1000	X
iShares Russell 1000 Growth	X
iShares Russell 1000 Value	X
iShares Russell Microcap™	X
iShares Russell Midcap	X
iShares Russell Midcap Growth	X
iShares Russell Midcap Value	X
iShares Dow Jones U.S. Total Market	X
iShares Dow Jones U.S. Basic Materials Sector	X
iShares Dow Jones U.S. Consumer Services Sector	X
iShares Dow Jones U.S. Consumer Goods Sector	X
iShares Dow Jones U.S. Energy Sector	X
iShares Dow Jones U.S. Financial Sector	X
iShares Dow Jones U.S. Healthcare Sector	X
iShares Dow Jones U.S. Industrial Sector	X
iShares Dow Jones U.S. Technology Sector	X
iShares Dow Jones U.S. Telecommunications Sector	X
iShares Dow Jones U.S. Utilities Sector	X
iShares Dow Jones U.S. Financial Services	X
iShares Dow Jones U.S. Real Estate	X
iShares Dow Jones Select Dividend	X
iShares Dow Jones Transportation Average	X
iShares Goldman Sachs Natural Resources	X
iShares Goldman Sachs Technology	X
iShares Goldman Sachs Networking	X
iShares Goldman Sachs Semiconductor	X
iShares Goldman Sachs Software	X
iShares Morningstar Large Core	X
iShares Morningstar Large Growth	X
iShares Morningstar Large Value	X
iShares Morningstar Mid Core	X
iShares Morningstar Mid Growth	X
iShares Morningstar Mid Value	X
iShares Morningstar Small Core	X
iShares Morningstar Small Growth	X
iShares Morningstar Small Value	X
iShares NYSE Composite	X
iShares NYSE 100	X
iShares Cohen & Steers Realty Majors	X
iShares Nasdaq Biotechnology	X
iShares KLD Select SocialSM	X

Lisa Chen

Dollar Range
Name of iShares Index Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares FTSE/Xinhua China 25 Index	X
iShares MSCI EAFE Index	X
iShares MSCI EAFE Growth Index	X
iShares MSCI EAFE Value Index	X
iShares S&P Global 100 Index	X
iShares S&P Global Energy Sector	X
iShares S&P Global Financials Sector	X
iShares S&P Global Healthcare Sector	X
iShares S&P Global Technology Sector	X
iShares S&P Telecommunications Sector	X
iShares S&P Europe 350 Index	X
iShares S&P Latin America 40 Index	X
iShares S&P/TOPIX 150 Index	X

Carl Gilchrist

Dollar Range
Name of iShares Index Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares FTSE/Xinhua China 25 Index	X
iShares MSCI EAFE Index	X
iShares MSCI EAFE Growth Index	X
iShares MSCI EAFE Value Index	X
iShares S&P Global 100 Index	X
iShares S&P Global Energy Sector	X
iShares S&P Global Financials Sector	X
iShares S&P Global Healthcare Sector	X
iShares S&P Global Technology Sector	X
iShares S&P Telecommunications Sector	X
iShares S&P Europe 350 Index	X
iShares S&P Latin America 40 Index	X
iShares S&P/TOPIX 150 Index	X

Codes of Ethics. The Trust, BGFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Funds. Investors Bank’s principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee. The following table sets forth the administration, transfer agency and custodian expenses of each Fund for the periods noted.

Fund	Fund Inception Date	Fiscal Year End	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2005	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2004		Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2003
iShares Cohen & Steers Realty Majors Index Fund	01/29/01	4/30	$123,900	$124,903		$67,968
iShares Dow Jones U.S. Total Market Index Fund	06/12/00	4/30	57,857	83,229		69,722
iShares Dow Jones U.S. Basic Materials Sector Index Fund	06/12/00	4/30	45,815	59,717		36,336
iShares Dow Jones U.S. Consumer Services Sector Index Fund[1]	06/12/00	4/30	29,951	43,230		64,982
iShares Dow Jones U.S. Consumer Goods Sector Index Fund[2]	06/12/00	4/30	45,173	40,324		49,643
iShares Dow Jones U.S. Energy Sector Index Fund	06/12/00	4/30	55,663	47,617		43,824
iShares Dow Jones U.S. Financial Sector Index Fund	05/22/00	4/30	38,478	57,022		60,870
iShares Dow Jones U.S. Healthcare Sector Index Fund	06/12/00	4/30	95,188	114,538		120,399
iShares Dow Jones U.S. Industrial Sector Index Fund	06/12/00	4/30	29,047	35,692		38,329
iShares Dow Jones U.S. Technology Sector Index Fund	05/15/00	4/30	48,115	84,370		64,326
iShares Dow Jones U.S. Telecommunications Sector Index Fund	05/22/00	4/30	36,216	49,087		39,773
iShares Dow Jones U.S. Utilities Sector Index Fund	06/12/00	4/30	65,589	97,455		79,806
iShares Dow Jones U.S. Financial Services Index Fund	06/12/00	4/30	19,492	32,208		32,427
iShares Dow Jones U.S. Real Estate Index Fund	06/12/00	4/30	100,021	87,813		65,076
iShares Dow Jones Select Dividend Index Fund	11/03/03	4/30	435,559	92,285	#	N/A
iShares Dow Jones Transportation Average Index Fund	10/06/03	4/30	9,120	5,897	#	N/A
iShares FTSE/Xinhua China 25 Index Fund	10/05/04	7/31	137,608	N/A		N/A
iShares Goldman Sachs Technology Index Fund	03/13/01	7/31	22,507	34,892		26,400
iShares Goldman Sachs Networking Index Fund	07/10/01	7/31	15,450	29,324		16,984
iShares Goldman Sachs Semiconductor Index Fund	07/10/01	7/31	27,028	41,708		28,541
iShares Goldman Sachs Software Index Fund	07/10/01	7/31	15,547	32,493		23,087
iShares Goldman Sachs Natural Resources Index Fund	10/22/01	7/31	48,133	35,084		20,274
iShares KLD Select SocialSM Index Fund	01/24/05	4/30	2,464	N/A		N/A
iShares Morningstar Large Core Index Fund	06/28/04	4/30	5,942	1,592	*	N/A

Fund	Fund Inception Date	Fiscal Year End	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2005	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2004		Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2003
iShares Morningstar Large Growth Index Fund	06/28/04	4/30	5,406	1,276	*	N/A
iShares Morningstar Large Value Index Fund	06/28/04	4/30	5,954	1,662	*	N/A
iShares Morningstar Mid Core Index Fund	06/28/04	4/30	8,586	2,130	*	N/A
iShares Morningstar Mid Growth Index Fund	06/28/04	4/30	6,996	1,116	*	N/A
iShares Morningstar Mid Value Index Fund	06/28/04	4/30	7,379	2,254	*	N/A
iShares Morningstar Small Core Index Fund	06/28/04	4/30	9,815	3,078	*	N/A
iShares Morningstar Small Growth Index Fund	06/28/04	4/30	8,388	3,448	*	N/A
iShares Morningstar Small Value Index Fund	06/28/04	4/30	8,542	2,442	*	N/A
iShares MSCI EAFE Index Fund	08/14/01	7/31	3,204,676	2,663,253		1,510,940
iShares MSCI EAFE Growth Index Fund	08/01/05	7/31	N/A	N/A		N/A
iShares MSCI EAFE Value Index Fund	08/01/05	7/31	N/A	N/A		N/A
iShares Nasdaq Biotechnology Index Fund	02/05/01	3/31	136,878	178,897		157,404
iShares NYSE Composite Index Fund	03/30/04	7/31	5,337	2,675	#	N/A
iShares NYSE 100 Index Fund	03/29/04	7/31	6,587	4,643	#	N/A
iShares Russell 3000 Index Fund	05/22/00	3/31	218,595	295,617		502,266
iShares Russell 3000 Growth Index Fund	07/24/00	3/31	29,027	39,057		41,110
iShares Russell 3000 Value Index Fund	07/24/00	3/31	51,540	55,703		68,857
iShares Russell 2000 Index Fund	05/22/00	3/31	801,858	906,206		1,031,362
iShares Russell 2000 Growth Index Fund	07/24/00	3/31	249,738	321,197		223,273
iShares Russell 2000 Value Index Fund	07/24/00	3/31	322,746	312,434		403,563
iShares Russell 1000 Index Fund	05/15/00	3/31	237,355	393,644		233,844
iShares Russell 1000 Growth Index Fund	05/22/00	3/31	295,350	295,029		226,146
iShares Russell 1000 Value Index Fund	05/22/00	3/31	455,716	442,996		340,389
iShares Russell Microcap™ Index Fund	08/12/05	3/31	N/A	N/A		N/A
iShares Russell Midcap Index Fund	07/17/01	3/31	124,705	98,290		61,191
iShares Russell Midcap Growth Index Fund	07/17/01	3/31	90,756	76,223		46,093
iShares Russell Midcap Value Index Fund	07/17/01	3/31	104,797	62,873		51,492
iShares S&P 100 Index Fund	10/23/00	3/31	75,422	105,784		72,029
iShares S&P 500 Index Fund	05/15/00	3/31	1,254,592	1,606,064		1,534,062
iShares S&P 500 Growth Index Fund[3]	05/22/00	3/31	235,319	264,229		197,972
iShares S&P 500 Value Index Fund[4]	05/22/00	3/31	308,993	297,644		256,492
iShares S&P MidCap 400 Index Fund	05/22/00	3/31	266,785	324,263		315,742
iShares S&P MidCap 400 Growth Index Fund[5]	07/24/00	3/31	125,819	132,618		139,661
iShares S&P MidCap 400 Value Index Fund[6]	07/24/00	3/31	193,784	211,476		223,716
iShares S&P SmallCap 600 Index Fund	05/22/00	3/31	379,745	428,264		494,348
iShares S&P SmallCap 600 Growth Index Fund[7]	07/24/00	3/31	126,622	138,347		135,061
iShares S&P SmallCap 600 Value Index Fund[8]	07/24/00	3/31	185,131	195,507		248,184
iShares S&P 1500 Index Fund	01/20/04	3/31	23,387	4,935	#	N/A
iShares S&P Global 100 Index Fund	12/05/00	3/31	49,086	46,093		36,356
iShares S&P Global Energy Sector Index Fund	11/12/01	3/31	50,899	20,526		19,458
iShares S&P Global Financials Sector Index Fund	11/12/01	3/31	16,460	20,877		24,276
iShares S&P Global Healthcare Sector Index Fund	11/13/01	3/31	33,133	25,049		20,067
iShares S&P Global Technology Sector Index Fund	11/12/01	3/31	8,865	11,855		19,290
iShares S&P Global Telecommunications Sector Index Fund	11/12/01	3/31	11,792	15,900		15,191
iShares S&P Europe 350 Index Fund	07/25/00	3/31	279,210	305,954		393,795
iShares S&P Latin America 40 Index Fund	10/25/01	3/31	56,791	29,635		21,614
iShares S&P/TOPIX 150 Index Fund	10/23/01	3/31	22,972	18,873		37,624

[1]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the Dow Jones U.S. Consumer Cyclical Sector Index to the Dow Jones U.S. Consumer Services Index.
[2]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from Dow Jones U.S. Consumer Non-Cyclical Sector Index to the Dow Jones U.S. Consumer Goods Index.
[3]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citibank Growth Index.
[4]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citibank Value Index.
[5]	On December 16, 2005, the name of the iShares S&P 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citibank Growth Index.
[6]	On December 16, 2005, the name of the iShares S&P 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citibank Value Index.
[7]	On December 16, 2005, the name of the iShares S&P 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citibank Growth Index.
[8]	On December 16, 2005, the name of the iShares S&P 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citibank Value Index.
*	Fees shown are from fund inception to September 30, 2004 and are not audited.
#	Fees shown are from fund inception to 2004 fiscal year end.

Distributor. SEI Investments Distribution Co. (the “Distributor”) is the distributor of shares of the Trust. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

The following table sets forth the compensation paid by BGFA to the Distributor for certain services, not primarily intended to result in the sale of shares, provided to each Fund during the periods noted below.

Fund	Fund Inception Date	Fiscal Year End	Compensation Paid During Fiscal Year Ended 2005	Compensation Paid During Fiscal Year Ended 2004			Compensation Paid During Fiscal Year Ended 2003
iShares Cohen & Steers Realty Majors Index Fund	01/29/01	4/30	$34,903.66		$25,552.92		$18,265
iShares Dow Jones U.S. Total Market Index Fund	06/12/00	4/30	$34,903.66		$25,552.92		11,979
iShares Dow Jones U.S. Basic Materials Sector Index Fund	06/12/00	4/30	$34,903.66		$25,552.92		6,807
iShares Dow Jones U.S. Consumer Services Sector Index Fund[1]	06/12/00	4/30	$34,903.66		$25,552.92		8,853
iShares Dow Jones U.S. Consumer Goods Sector Index Fund[2]	06/12/00	4/30	$34,903.66		$25,552.92		5,998
iShares Dow Jones U.S. Energy Sector Index Fund	06/12/00	4/30	$34,903.66		$25,552.92		7,619
iShares Dow Jones U.S. Financial Sector Index Fund	05/22/00	4/30	$34,903.66		$25,552.92		10,110
iShares Dow Jones U.S. Healthcare Sector Index Fund	06/12/00	4/30	$34,903.66		$25,552.92		25,820
iShares Dow Jones U.S. Industrial Sector Index Fund	06/12/00	4/30	$34,903.66		$25,552.92		5,529
iShares Dow Jones U.S. Technology Sector Index Fund	05/15/00	4/30	$34,903.66		$25,552.92		15,431
iShares Dow Jones U.S. Telecommunications Sector Index Fund	05/22/00	4/30	$34,903.66		$25,552.92		8,612
iShares Dow Jones U.S. Utilities Sector Index Fund	06/12/00	4/30	$34,903.66		$25,552.92		22,448
iShares Dow Jones U.S. Financial Services Index Fund	06/12/00	4/30	$34,903.66		$25,552.92		7,979
iShares Dow Jones U.S. Real Estate Index Fund	06/12/00	4/30	$34,903.66		$25,552.92		13,317
iShares Dow Jones Select Dividend Index Fund	11/03/03	4/30	$34,903.66		$12,776.46	#	N/A
iShares Dow Jones Transportation Average Index Fund	10/06/03	4/30	$34,903.66		$14,905.87	#	N/A
iShares FTSE/Xinhua China 25 Index Fund	10/05/04	7/31	$31,860.15	$	N/A		N/A
iShares Goldman Sachs Technology Index Fund	03/13/01	7/31	$37,068.48		$25,552.92		5,463
iShares Goldman Sachs Networking Index Fund	07/10/01	7/31	$37,068.48		$25,552.92		4,251
iShares Goldman Sachs Semiconductor Index Fund	07/10/01	7/31	$37,068.48		$25,552.92		5,333

Fund	Fund Inception Date	Fiscal Year End	Compensation Paid During Fiscal Year Ended 2005	Compensation Paid During Fiscal Year Ended 2004		Compensation Paid During Fiscal Year Ended 2003
iShares Goldman Sachs Software Index Fund	07/10/01	7/31	$37,068.48	$25,552.92		6,052
iShares Goldman Sachs Natural Resources Index Fund	10/22/01	7/31	$37,068.48	$25,552.92		2,743
iShares KLD Select SocialSM Index Fund	01/24/05	4/30	$9,873.74	N/A		N/A
iShares Morningstar Large Core Index Fund	06/28/04	4/30	$30,919.86	$6,388.23	*	N/A
iShares Morningstar Large Growth Index Fund	06/28/04	4/30	$30,919.86	$6,388.23	*	N/A
iShares Morningstar Large Value Index Fund	06/28/04	4/30	$30,919.86	$6,388.23	*	N/A
iShares Morningstar Mid Core Index Fund	06/28/04	4/30	$30,919.86	$6,388.23	*	N/A
iShares Morningstar Mid Growth Index Fund	06/28/04	4/30	$30,919.86	$6,388.23	*	N/A
iShares Morningstar Mid Value Index Fund	06/28/04	4/30	$30,919.86	$6,388.23	*	N/A
iShares Morningstar Small Core Index Fund	06/28/04	4/30	$30,919.86	$6,388.23	*	N/A
iShares Morningstar Small Growth Index Fund	06/28/04	4/30	$30,919.86	$6,388.23	*	N/A
iShares Morningstar Small Value Index Fund	06/28/04	4/30	$30,919.86	$6,388.23	*	N/A
iShares MSCI EAFE Index Fund	08/14/01	7/31	$37,068.48	$25,552.92		158,126
iShares MSCI EAFE Growth Index Fund	08/01/05	7/31	N/A	N/A		N/A
iShares MSCI EAFE Value Index Fund	08/01/05	7/31	N/A	N/A		N/A
iShares Nasdaq Biotechnology Index Fund	02/05/01	3/31	$33,702.28	$25,552.92		39,759
iShares NYSE Composite Index Fund	03/30/04	7/31	$37,068.48	$10,647.05	#	N/A
iShares NYSE 100 Index Fund	03/29/04	7/31	$37,068.48	$10,647.05	#	N/A
iShares Russell 3000 Index Fund	05/22/00	3/31	$33,702.28	$25,552.92		73,711
iShares Russell 3000 Growth Index Fund	07/24/00	3/31	$33,702.28	$25,552.92		4,295
iShares Russell 3000 Value Index Fund	07/24/00	3/31	$33,702.28	$25,552.92		7,331
iShares Russell 2000 Index Fund	05/22/00	3/31	$33,702.28	$25,552.92		127,688
iShares Russell 2000 Growth Index Fund	07/24/00	3/31	$33,702.28	$25,552.92		47,752
iShares Russell 2000 Value Index Fund	07/24/00	3/31	$33,702.28	$25,552.92		47,545
iShares Russell 1000 Index Fund	05/15/00	3/31	$33,702.28	$25,552.92		68,773
iShares Russell 1000 Growth Index Fund	05/22/00	3/31	$33,702.28	$25,552.92		68,489
iShares Russell 1000 Value Index Fund	05/22/00	3/31	$33,702.28	$25,552.92		73,636
iShares Russell Microcap™ Index Fund	08/12/05	3/31	N/A	N/A		N/A
iShares Russell Midcap Index Fund	07/17/01	3/31	$33,702.28	$25,552.92		14,497
iShares Russell Midcap Growth Index Fund	07/17/01	3/31	$33,702.28	$25,552.92		8,715
iShares Russell Midcap Value Index Fund	07/17/01	3/31	$33,702.28	$25,552.92		7,873
iShares S&P 100 Index Fund	10/23/00	3/31	$33,702.28	$25,552.92		22,388
iShares S&P 500 Index Fund	05/15/00	3/31	$33,702.28	$25,552.92		350,270
iShares S&P 500 Growth Index Fund[3]	05/22/00	3/31	$33,702.28	$25,552.92		52,794
iShares S&P 500 Value Index Fund[4]	05/22/00	3/31	$33,702.28	$25,552.92		50,134
iShares S&P MidCap 400 Index Fund	05/22/00	3/31	$33,702.28	$25,552.92		86,439
iShares S&P MidCap 400 Growth Index Fund[5]	07/24/00	3/31	$33,702.28	$25,552.92		23,159
iShares S&P MidCap 400 Value Index Fund[6]	07/24/00	3/31	$33,702.28	$25,552.92		40,192
iShares S&P SmallCap 600 Index Fund	05/22/00	3/31	$33,702.28	$25,552.92		76,491
iShares S&P SmallCap 600 Growth Index Fund[7]	07/24/00	3/31	$33,702.28	$25,552.92		23,403
iShares S&P SmallCap 600 Value Index Fund[8]	07/24/00	3/31	$33,702.28	$25,552.92		36,136
iShares S&P 1500 Index Fund	01/20/04	3/31	$33,702.28	$4,258.82	#	N/A
iShares S&P Global 100 Index Fund	12/05/00	3/31	$33,702.28	$25,552.92		4,874
iShares S&P Global Energy Sector Index Fund	11/12/01	3/31	$33,702.28	$25,552.92		1,331
iShares S&P Global Financials Sector Index Fund	11/12/01	3/31	$33,702.28	$25,552.92		1,197
iShares S&P Global Healthcare Sector Index Fund	11/13/01	3/31	$33,702.28	$25,552.92		1,936
iShares S&P Global Technology Sector Index Fund	11/12/01	3/31	$33,702.28	$25,552.92		501
iShares S&P Global Telecommunications Sector Index Fund	11/12/01	3/31	$33,702.28	$25,552.92		750
iShares S&P Europe 350 Index Fund	07/25/00	3/31	$33,702.28	$25,552.92		28,073
iShares S&P Latin America 40 Index Fund	10/25/01	3/31	$33,702.28	$25,552.92		666
iShares S&P/TOPIX 150 Index Fund	10/23/01	3/31	$33,702.28	$25,552.92		642

[1]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the Dow Jones U.S. Consumer Cyclical Sector Index to the Dow Jones U.S. Consumer Services Index.
[2]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from Dow Jones U.S. Consumer Non-Cyclical Sector Index to the Dow Jones U.S. Consumer Goods Index.
[3]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citibank Growth Index.
[4]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citibank Value Index.
[5]	On December 16, 2005, the name of the iShares S&P 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citibank Growth Index.
[6]	On December 16, 2005, the name of the iShares S&P 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citibank Value Index.
[7]	On December 16, 2005, the name of the iShares S&P 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citibank Growth Index.
[8]	On December 16, 2005, the name of the iShares S&P 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citibank Value Index.
*	Fees shown are from fund inception to September 30, 2004 and are not audited.
#	Fees shown are from fund inception to 2004 fiscal year end.

Index Providers. Each Fund is based upon a particular index compiled by one of the following Index Providers: Standard & Poor’s (a division of the McGraw-Hill Companies), Frank Russell Company, Dow Jones & Company, Cohen & Steers, NASDAQ, Goldman Sachs, MSCI, NYSE, Morningstar, KLD Research & Analytics, Inc. and FTSE/Xinhua Limited. Dow Jones maintains and calculates the NYSE Indexes for the NYSE and the Morningstar Indexes for Morningstar pursuant to contractual agreements. None of the Index Providers is affiliated with the Funds or with BGI or its affiliates. BGI has provided to the iShares Funds other than the iShares FTSE/Xinhua China 25 Index Fund, the applicable sub-licenses without charge. BGI has entered into a license agreement with FXI to use the FTSE/Xinhua China 25 Index, which includes rights for the Trust to use the FTSE/Xinhua China 25 Index in connection with the iShares FTSE/Xinhua China 25 Index Fund. The iShares FTSE/Xinhua China 25 Index Fund is not required to pay any license fees for its use of the Underlying Index for the purpose of the exchange-traded Fund. Each of the other Funds are entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant Index Provider.

Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The table below sets forth the brokerage commissions paid by each Fund for the periods noted. Any differences in brokerage commissions paid by a Fund from year to year are due to increases or decreases in that Fund’s assets over those periods.

Fund	Fund Inception Date	Fiscal Year End	Commissions Paid During Fiscal Year Ended 2005	Commissions Paid During Fiscal Year Ended 2004		Commissions Paid During Fiscal Year Ended 2003
iShares Cohen & Steers Realty Majors Index Fund	01/29/01	4/30	$388,191	$119,242		$52,718
iShares Dow Jones U.S. Total Market Index Fund	06/12/00	4/30	18,463	14,701		8,355
iShares Dow Jones U.S. Basic Materials Sector Index Fund	06/12/00	4/30	16,902	19,664		9,391
iShares Dow Jones U.S. Consumer Services Sector Index Fund1	06/12/00	4/30	25,143	9,852		15,039
iShares Dow Jones U.S. Consumer Goods Sector Index Fund2	06/12/00	4/30	33,335	6,084		9,206
iShares Dow Jones U.S. Energy Sector Index Fund	06/12/00	4/30	8,735	4,260		13,895
iShares Dow Jones U.S. Financial Sector Index Fund	05/22/00	4/30	10,576	11,552		10,519
iShares Dow Jones U.S. Healthcare Sector Index Fund	06/12/00	4/30	17,418	16,320		11,136
iShares Dow Jones U.S. Industrial Sector Index Fund	06/12/00	4/30	5,168	3,943		6,521
iShares Dow Jones U.S. Technology Sector Index Fund	05/15/00	4/30	38,889	23,769		10,064
iShares Dow Jones U.S. Telecommunications Sector Index Fund	05/22/00	4/30	37,706	87,529		75,981
iShares Dow Jones U.S. Utilities Sector Index Fund	06/12/00	4/30	41,377	55,741		77,249
iShares Dow Jones U.S. Financial Services Index Fund	06/12/00	4/30	4,576	5,371		3,897
iShares Dow Jones U.S. Real Estate Index Fund	06/12/00	4/30	127,331	100,687		72,203
iShares Dow Jones Select Dividend Index Fund	11/03/03	4/30	1,064,545	28,637	#	N/A
iShares Dow Jones Transportation Average Index Fund	10/06/03	4/30	6,694	1,243	#	N/A
iShares FTSE/Xinhua China 25 Index Fund	10/05/04	7/31	102,210	N/A		N/A
iShares Goldman Sachs Technology Index Fund	03/13/01	7/31	16,136	5,428		5,755
iShares Goldman Sachs Networking Index Fund	07/10/01	7/31	78,887	35,218		37,244
iShares Goldman Sachs Semiconductor Index Fund	07/10/01	7/31	49,482	4,979		14,186
iShares Goldman Sachs Software Index Fund	07/10/01	7/31	20,378	17,225		2,642

Fund	Fund Inception Date	Fiscal Year End	Commissions Paid During Fiscal Year Ended 2005	Commissions Paid During Fiscal Year Ended 2004		Commissions Paid During Fiscal Year Ended 2003
iShares Goldman Sachs Natural Resources Index Fund	10/22/01	7/31	29,670	7,850		5,467
iShares KLD Select SocialSM Index Fund	01/24/05	4/30	1,436	N/A		N/A
iShares Morningstar Large Core Index Fund	06/28/04	4/30	1,420	361	*	N/A
iShares Morningstar Large Growth Index Fund	06/28/04	4/30	5,484	300	*	N/A
iShares Morningstar Large Value Index Fund	06/28/04	4/30	981	354	*	N/A
iShares Morningstar Mid Core Index Fund	06/28/04	4/30	2,715	673	*	N/A
iShares Morningstar Mid Growth Index Fund	06/28/04	4/30	3,024	166	*	N/A
iShares Morningstar Mid Value Index Fund	06/28/04	4/30	1,945	717	*	N/A
iShares Morningstar Small Core Index Fund	06/28/04	4/30	10,269	1,491	*	N/A
iShares Morningstar Small Growth Index Fund	06/28/04	4/30	9,640	1,105	*	N/A
iShares Morningstar Small Value Index Fund	06/28/04	4/30	5,036	680	*	N/A
iShares MSCI EAFE Index Fund	08/14/01	7/31	898,731	275,262		345,217
iShares MSCI EAFE Growth Index Fund	08/01/05	7/31	N/A	N/A		N/A
iShares MSCI EAFE Value Index Fund	08/01/05	7/31	N/A	N/A		N/A
iShares Nasdaq Biotechnology Index Fund	02/05/01	3/31	448,994	47,385		211,571
iShares NYSE Composite Index Fund	03/30/04	7/31	930	78	#	N/A
iShares NYSE 100 Index Fund	03/29/04	7/31	1,934	544	#	N/A
iShares Russell 3000 Index Fund	05/22/00	3/31	48,513	25,842		66,339
iShares Russell 3000 Growth Index Fund	07/24/00	3/31	5,284	3,006		2,932
iShares Russell 3000 Value Index Fund	07/24/00	3/31	18,480	6,744		7,032
iShares Russell 2000 Index Fund	05/22/00	3/31	971,521	457,584		437,267
iShares Russell 2000 Growth Index Fund	07/24/00	3/31	341,258	184,816		95,215
iShares Russell 2000 Value Index Fund	07/24/00	3/31	434,253	145,381		201,981
iShares Russell 1000 Index Fund	05/15/00	3/31	40,669	29,596		19,186
iShares Russell 1000 Growth Index Fund	05/22/00	3/31	87,806	26,748		20,912
iShares Russell 1000 Value Index Fund	05/22/00	3/31	251,135	65,213		57,468
iShares Russell Microcap™ Index Fund	08/12/05	3/31	N/A	N/A		N/A
iShares Russell Midcap Index Fund	07/17/01	3/31	122,995	16,283		8,349
iShares Russell Midcap Growth Index Fund	07/17/01	3/31	100,817	12,436		8,503
iShares Russell Midcap Value Index Fund	07/17/01	3/31	145,138	11,828		9,521
iShares S&P 100 Index Fund	10/23/00	3/31	18,869	15,094		7,138
iShares S&P 500 Index Fund	05/15/00	3/31	300,591	127,890		150,954
iShares S&P 500 Growth Index Fund[3]	05/22/00	3/31	214,827	53,014		36,653
iShares S&P 500 Value Index Fund[4]	05/22/00	3/31	63,988	38,197		73,609
iShares S&P MidCap 400 Index Fund	05/22/00	3/31	87,514	74,089		86,335
iShares S&P MidCap 400 Growth Index Fund[5]	07/24/00	3/31	172,134	42,172		151,631
iShares S&P MidCap 400 Value Index Fund[6]	07/24/00	3/31	93,850	67,229		98,331
iShares S&P SmallCap 600 Index Fund	05/22/00	3/31	185,551	117,477		184,495
iShares S&P SmallCap 600 Growth Index Fund[7]	07/24/00	3/31	249,433	39,167		186,702
iShares S&P SmallCap 600 Value Index Fund[8]	07/24/00	3/31	117,161	72,410		143,910
iShares S&P 1500 Index Fund	01/20/04	3/31	2,196	333	#	N/A
iShares S&P Global 100 Index Fund	12/05/00	3/31	20,951	5,976		4,936
iShares S&P Global Energy Sector Index Fund	11/12/01	3/31	20,180	2,863		3,277
iShares S&P Global Financials Sector Index Fund	11/12/01	3/31	3,688	2,086		2,360
iShares S&P Global Healthcare Sector Index Fund	11/13/01	3/31	18,828	5,159		1,944
iShares S&P Global Technology Sector Index Fund	11/12/01	3/31	9,002	2,189		549
iShares S&P Global Telecommunications Sector Index Fund	11/12/01	3/31	4,443	1,835		4,683
iShares S&P Europe 350 Index Fund	07/25/00	3/31	48,152	29,635		63,087
iShares S&P Latin America 40 Index Fund	10/25/01	3/31	72,609	19,474		4,867
iShares S&P/TOPIX 150 Index Fund	10/23/01	3/31	3,695	1,007		914

[1]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the Dow Jones U.S. Consumer Cyclical Sector Index to the Dow Jones U.S. Consumer Services Index.
[2]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from Dow Jones U.S. Consumer Non-Cyclical Sector Index to the Dow Jones U.S. Consumer Goods Index.
[3]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citibank Growth Index.
[4]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citibank Value Index.
[5]	On December 16, 2005, the name of the iShares S&P 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citibank Growth Index.
[6]	On December 16, 2005, the name of the iShares S&P 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citibank Value Index.
[7]	On December 16, 2005, the name of the iShares S&P 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citibank Growth Index.
[8]	On December 16, 2005, the name of the iShares S&P 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citibank Value Index.
*	Fees shown are from fund inception to September 30, 2004 and are not audited.
#	Fees shown are from fund inception to 2004 fiscal year end.

The following table sets forth the names of the Funds’ “regular broker dealers,” as defined under the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Funds invest, together with the market value of each investment as of the applicable Fund’s most recently completed fiscal year.

Fund	Fiscal Year End	Issuer	Market Value of Investment
iShares S&P 100 Index Fund	3/31	Bank of America Corp.	$24,211,914
		JP Morgan Chase & Co.	16,653,637
		Morgan Stanley	8,628,720
		Merrill Lynch & Co., Inc.	7,136,468
		The Goldman Sachs Group, Inc.	6,671,003
		Lehman Brothers Holdings, Inc.	3,521,207
		Credit Suisse First Boston	313,244
iShares S&P 500 Index Fund	3/31	Citigroup, Inc.	271,257,301
		Bank of America Corp.	206,502,131
		Morgan Stanley	73,600,657
		Merrill Lynch & Co., Inc.	60,871,828
		The Goldman Sachs Group, Inc.	57,310,619
		Lehman Brothers Holdings, Inc.	30,002,672
		Charles Schwab Corp.	13,925,414
		Credit Suisse First Boston	6,069
iShares S&P 500 Growth Index Fund	3/31	Credit Suisse First Boston	9,374
iShares S&P 500 Value Index Fund	3/31	Citigroup, Inc.	116,175,562
		Bank of America Corp.	88,440,830
		Morgan Stanley	31,518,472
		Merrill Lynch & Co., Inc.	26,066,790
		The Goldman Sachs Group, Inc.	24,565,167
		Lehman Brothers Holdings, Inc.	12,861,032
		Charles Schwab Corp.	5,972,097
		Credit Suisse First Boston	1,339
iShares S&P MidCap 400 Index Fund	3/31	Credit Suisse First Boston	2,704,649
iShares S&P MidCap 400 Growth Index Fund	3/31	Credit Suisse First Boston	1,151,216
iShares S&P MidCap 400 Value Index Fund	3/31	Credit Suisse First Boston	2,230,537
iShares S&P SmallCap 600 Index Fund	3/31	UBS AG	7,241,394
		Credit Suisse First Boston	5,229,913
iShares S&P SmallCap 600 Growth Index Fund	3/31	UBS AG	2,314,701
		Credit Suisse First Boston	1,671,734
iShares S&P SmallCap 600 Value Index Fund	3/31	UBS AG	3,182,740
		Credit Suisse First Boston	2,298,653
iShares S&P Global 100 Index Fund	3/31	Citigroup, Inc.	10,867,391
		JP Morgan Chase & Co.	5,755,226
		Morgan Stanley	2,969,386
		Deutsche Bank AG	2,208,825
		UBS AG	4,516,577
		Credit Suisse Group	288,259
iShares S&P Global Energy Sector Index Fund	3/31	UBS AG	262,122
		Credit Suisse First Boston	189,311
iShares S&P Global Financials Sector Index Fund	3/31	Citigroup, Inc.	3,439,618
		Bank of America Corp.	2,611,778

Fund	Fiscal Year End	Issuer	Market Value of Investment
		JP Morgan Chase & Co.	1,810,134
		Morgan Stanley	930,770
		Merrill Lynch & Co., Inc.	772,250
		Deutsche Bank AG	709,751
		The Goldman Sachs Group, Inc.	709,106
		Royal Bank of Canada	600,592
		Lehman Brothers Holdings, Inc.	385,303
		Credit Suisse First Boston	41,770
iShares S&P Global Healthcare Sector Index Fund	3/31	UBS AG	218,657
		Credit Suisse First Boston	157,920
iShares S&P Global Technology Sector Index Fund	3/31	UBS AG	43,805
		Credit Suisse First Boston	31,637
iShares S&P Global Telecommunications Sector Index Fund	3/31	UBS AG	28,865
		Credit Suisse First Boston	20,847
iShares S&P Europe 350 Index Fund	3/31	Royal Bank of Scotland Group PLC	19,483,915
		Deutsche Bank AG	9,125,221
		UBS AG	19,370,240
		Credit Suisse First Boston	1,863,797
iShares S&P Latin America 40 Index Fund	3/31	Banco Santander Chile SA ADR	8,432,513
		Credit Suisse First Boston	330,585
iShares S&P/TOPIX 150 Index Fund	3/31	UBS AG	131,100
iShares S&P 1500 Index Fund	3/31	Citigroup, Inc.	1,385,815
		Bank of America Corp.	1,055,225
		Morgan Stanley	374,701
		Merrill Lynch & Co., Inc.	309,828
		The Goldman Sachs Group, Inc.	290,264
		Lehman Brothers Holdings, Inc.	152,445
		Charles Schwab Corp.	70,406
		Credit Suisse First Boston	28,816
iShares Nasdaq Biotechnology Index Fund	3/31	UBS AG	2,772,025
		Credit Suisse First Boston	2,002,025
iShares Russell 3000 Index Fund	3/31	Citigroup, Inc.	35,513,116
		Bank of America Corp.	27,477,387
		Morgan Stanley	9,613,935
		Merrill Lynch & Co., Inc.	8,282,618
		The Goldman Sachs Group, Inc.	5,496,200
		Lehman Brothers Holdings, Inc.	3,981,744
		Charles Schwab Corp.	1,596,143
		UBS AG	1,151,854
		Credit Suisse First Boston	831,897
iShares Russell 3000 Growth Index Fund	3/31	Charles Schwab Corp.	200,152
		Morgan Stanley	171,177
		UBS AG	71,456
		Credit Suisse First Boston	51,607
		The Goldman Sachs Group, Inc.	51,915
iShares Russell 3000 Value Index Fund	3/31	Citigroup, Inc.	12,430,539
		Bank of America Corp.	9,588,398
		Morgan Stanley	2,979,233
		Merrill Lynch & Co., Inc.	2,906,467
		The Goldman Sachs Group, Inc.	1,825,064
		Lehman Brothers Holdings, Inc.	1,365,508
		UBS AG	209,947
		Credit Suisse First Boston	151,629
		Charles Schwab Corp.	68,063
iShares Russell 2000 Index Fund	3/31	Credit Suisse First Boston	9,746,149
iShares Russell 2000 Growth Index Fund	3/31	Credit Suisse First Boston	3,638,204
iShares Russell 2000 Value Index Fund	3/31	UBS AG	5,971,475
		Credit Suisse First Boston	4,312,747

Fund	Fiscal Year End	Issuer	Market Value of Investment
iShares Russell 1000 Index Fund	3/31	Citigroup, Inc.	39,360,969
		Bank of America Corp.	30,456,122
		Morgan Stanley	10,661,725
		Merrill Lynch & Co., Inc.	9,187,991
		The Goldman Sachs Group, Inc.	6,101,255
		Lehman Brothers Holdings, Inc.	4,400,662
		UBS AG	1,237,533
		Credit Suisse First Boston	893,776
iShares Russell 1000 Growth Index Fund	3/31	Morgan Stanley	4,561,680
		UBS AG	1,881,183
		Credit Suisse First Boston	1,358,636
		The Goldman Sachs Group, Inc.	1,308,661
iShares Russell 1000 Value Index Fund	3/31	Citigroup, Inc.	179,108,280
		Bank of America Corp.	137,073,737
		Morgan Stanley	43,293,538
		Merrill Lynch & Co., Inc.	42,060,875
		The Goldman Sachs Group, Inc.	25,977,878
		Lehman Brothers Holdings, Inc.	20,111,446
		Societe Generale	4,139,079
		Credit Suisse First Boston	2,196,246
		Charles Schwab Corp.	960,582
iShares Russell Midcap Index Fund	3/31	UBS AG	981,177
		Credit Suisse First Boston	708,630
iShares Russell Midcap Growth Index Fund	3/31	UBS AG	762,046
		Credit Suisse First Boston	550,368
iShares Russell Midcap Value Index Fund	3/31	UBS AG	982,350
		Credit Suisse First Boston	709,476
iShares Dow Jones U.S. Basic Materials Sector Index Fund	4/30	Credit Suisse First Boston	197,945
iShares Dow Jones U.S. Consumer Services Sector Index Fund	4/30	Credit Suisse First Boston	122,065
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	4/30	Credit Suisse First Boston	174,148
iShares Dow Jones U.S. Energy Sector Index Fund	4/30	Credit Suisse First Boston	293,249
		UBS AG	180,459
iShares Dow Jones U.S. Financial Sector Index Fund	4/30	Citigroup, Inc.	28,672,461
		Bank of America Corp.	21,404,089
		Morgan Stanley	6,137,123
		Merrill Lynch & Co., Inc.	5,414,410
		The Goldman Sachs Group, Inc.	5,175,364
		Lehman Brothers Holdings, Inc.	2,983,010
		Credit Suisse First Boston	139,264
iShares Dow Jones U.S. Financial Services Index Fund	4/30	Citigroup, Inc.	19,302,485
		Bank of America Corp.	14,409,242
		Morgan Stanley	4,134,459
		Merrill Lynch & Co., Inc.	3,647,556
		The Goldman Sachs Group, Inc.	3,486,480
		Lehman Brothers Holdings, Inc.	2,005,183
iShares Dow Jones U.S. Healthcare Sector Index Fund	4/30	Credit Suisse First Boston	503,811
iShares Dow Jones U.S. Real Estate Index Fund	4/30	Credit Suisse First Boston	904,521
iShares Dow Jones U.S. Total Market Index Fund	4/30	Citigroup, Inc.	8,195,929
		Bank of America Corp.	6,119,134
		Wachovia Corp.	2,731,630
		Morgan Stanley	1,758,403
		Merrill Lynch & Co., Inc.	1,551,674
		The Goldman Sachs Group, Inc.	1,479,682
		Lehman Brothers Holdings, Inc	847,585

Fund	Fiscal Year End	Issuer	Market Value of Investment
		Credit Suisse First Boston	173,329
iShares Dow Jones U.S. Utilities Sector Index Fund	4/30	Credit Suisse First Boston	450,250
iShares Dow Jones Select Dividend Index Fund	4/30	Bank of America Corp.	180,923,698
iShares Cohen & Steers Realty Majors Index Fund	4/30	Credit Suisse First Boston	1,215,033
iShares Morningstar Large Core Index Fund	4/30	Credit Suisse First Boston	21,454
		UBS AG	13,202
iShares Morningstar Large Growth Index Fund	4/30	UBS AG	11,094
iShares Morningstar Large Value Index Fund	4/30	Citigroup, Inc.	4,106,934
		Bank of America Corp.	3,065,918
		Merrill Lynch & Co., Inc.	775,459
		The Goldman Sachs Group, Inc.	742,190
		Lehman Brothers Holdings, Inc.	427,599
iShares Morningstar Mid Core Index Fund	4/30	Credit Suisse First Boston	26,992
		UBS AG	16,611
iShares Morningstar Mid Growth Index Fund	4/30	Credit Suisse First Boston	13,637
iShares Morningstar Mid Value Index Fund	4/30	Credit Suisse First Boston	15,921
iShares Morningstar Small Core Index Fund	4/30	Credit Suisse First Boston	33,191
		UBS AG	20,425
iShares Morningstar Small Growth Index Fund	4/30	Credit Suisse First Boston	25,936
iShares Morningstar Small Value Index Fund	4/30	Credit Suisse First Boston	24,593
		UBS AG	15,135
iShares KLD Select Social Index Fund	4/30	Bank of America Corp.	1,145,232
iShares FTSE/Xinhua China 25 Index Fund	7/31	Chase Bank USA, N.A.	9,193,402
		UBS AG	980,626
iShares Goldman Sachs Natural Resources Index Fund	7/31	UBS AG	199,729
iShares MSCI EAFE Index Fund	7/31	Chase Bank USA, N.A.	128,237,755
		Credit Suisse Group	98,647,703
		Deutsche Bank AG	81,804,589
		Nomura Holdings, Inc.	38,999,277
		UBS AG	13,678,635
iShares NYSE 100 Index Fund	7/31	Citigroup, Inc.	1,166,974
		Bank of America Corp.	910,499
		Morgan Stanley	271,139
		Merrill Lynch & Co., Inc.	259,572
		The Goldman Sachs Group, Inc.	228,932
		Lehman Brothers Holdings, Inc.	150,546
iShares NYSE Composite Index Fund	7/31	Citigroup, Inc.	183,526
		Bank of America Corp.	142,310
		Wachovia Corp.	65,292
		Morgan Stanley	43,289
		Credit Suisse Group	41,230
		Merrill Lynch & Co., Inc.	40,911
		Deutsche Bank AG	38,319
		The Goldman Sachs Group, Inc.	35,576
		Lehman Brothers Holdings, Inc.	23,023

The Funds’ purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BGFA may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

The following table sets forth the aggregate dollar amount of brokerage commissions paid by each Fund to Barclays Global Investors Services (“BGIS”), an affiliate of BGFA and a subsidiary of BGI, during the past three fiscal years.

Fund	Fund Inception Date	Fiscal Year End	Commissions Paid to BGIS During Full Fiscal Year Ended 2005	Commissions Paid to BGIS During Full Fiscal Year Ended 2004	Commissions Paid to BGIS During Full Fiscal Year Ended 2003
iShares Nasdaq Biotechnology Index Fund	02/05/01	3/31	$0	$0	$132,966
iShares S&P MidCap 400 Index Fund	05/22/00	3/31	0	$0	0
iShares S&P MidCap 400 Growth Index Fund	07/24/00	3/31	0	$0	0
iShares Russell 1000 Index Fund	05/15/00	3/31	0	$0	0
iShares Russell 1000 Growth Index Fund	05/22/00	3/31	0	$0	0
iShares Russell 1000 Value Index Fund	05/22/00	3/31	0	$0	0
iShares Russell Midcap Value Index Fund	07/17/01	3/31	0	$0	0
iShares Cohen & Steers Realty Majors Index Fund	01/29/01	4/30	0	$0	0

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.

The table below sets forth the portfolio turnover rates of each Fund for the periods noted.

Name of Fund	Fiscal Year ended 3/31/2005	Fiscal Year ended 3/31/2004
iShares Nasdaq Biotechnology Index Fund	14%	36%
iShares Russell 3000 Index Fund	5%	4%
iShares Russell 3000 Growth Index Fund	16%	11%
iShares Russell 3000 Value Index Fund	16%	13%
iShares Russell 2000 Index Fund	17%	26%
iShares Russell 2000 Growth Index Fund	22%	37%
iShares Russell 2000 Value Index Fund	23%	16%
iShares Russell 1000 Index Fund	5%	5%
iShares Russell 1000 Growth Index Fund	14%	9%
iShares Russell 1000 Value Index Fund	15%	12%
iShares Russell Midcap Index Fund	15%	7%
iShares Russell Midcap Growth Index Fund	27%	10%
iShares Russell Midcap Value Index Fund	20%	10%
iShares S&P 100 Index Fund	6%	5%
iShares S&P 500 Index Fund	6%	3%
iShares S&P 500 Growth Index Fund[3]	22%	14%
iShares S&P 500 Value Index Fund[4]	5%	5%
iShares S&P MidCap 400 Index Fund	10%	11%
iShares S&P MidCap 400 Growth Index Fund[5]	34%	37%
iShares S&P MidCap 400 Value Index Fund[6]	10%	11%
iShares S&P SmallCap 600 Index Fund	14%	11%
iShares S&P SmallCap 600 Growth Index Fund[7]	45%	37%
iShares S&P SmallCap 600 Value Index Fund[8]	13%	12%
iShares S&P 1500 Index Fund	5%	1%
iShares S&P Global 100 Index Fund	4%	4%
iShares S&P Global Energy Sector Index Fund	5%	4%
iShares S&P Global Financial Sector Index Fund	5%	8%
iShares S&P Global Healthcare Sector Index Fund	10%	6%
iShares S&P Global Technology Sector Index Fund	7%	5%
iShares S&P Global Telecommunications Sector Index Fund	13%	7%
iShares S&P Europe 350 Index Fund	5%	5%
iShares S&P Latin America 40 Index Fund	6%	13%
iShares S&P/TOPIX 150 Index Fund	4%	4%

Name of Fund	Fiscal Year ended 4/30/2005	Fiscal Year ended 4/30/2004
iShares Cohen & Steers Realty Majors Index Fund	28%	15%
iShares Dow Jones U.S. Total Market Index Fund	6%	5%
iShares Dow Jones U.S. Basic Materials Sector Index Fund	6%	7%
iShares Dow Jones U.S. Consumer Services Sector Index Fund[1]	13%	6%
iShares Dow Jones U.S. Consumer Goods Sector Index Fund[2]	9%	5%
iShares Dow Jones U.S. Energy Sector Index Fund	3%	2%
iShares Dow Jones U.S. Financial Sector Index Fund	7%	7%
iShares Dow Jones U.S. Healthcare Sector Index Fund	4%	4%
iShares Dow Jones U.S. Industrial Sector Index Fund	5%	3%
iShares Dow Jones U.S. Technology Sector Index Fund	9%	5%
iShares Dow Jones U.S. Telecommunications Sector Index Fund	10%	22%
iShares Dow Jones U.S. Utilities Sector Index Fund	7%	7%
iShares Dow Jones U.S. Financial Services Index Fund	7%	7%
iShares Dow Jones U.S. Real Estate Index Fund	16%	20%
iShares Dow Jones Select Dividend Index Fund	20%	2%
iShares Dow Jones Transportation Average Index Fund	5%	4%
iShares KLD Select SocialSM Index Fund	3%	N/A
iShares Morningstar Large Core Index Fund	4%	N/A
iShares Morningstar Large Growth Index Fund	19%	N/A
iShares Morningstar Large Value Index Fund	2%	N/A
iShares Morningstar Mid Core Index Fund	3%	N/A
iShares Morningstar Mid Growth Index Fund	11%	N/A
iShares Morningstar Mid Value Index Fund	7%	N/A
iShares Morningstar Small Core Index Fund	16%	N/A
iShares Morningstar Small Growth Index Fund	26%	N/A
iShares Morningstar Small Value Index Fund	10%	N/A

Name of Fund	Fiscal Year ended 7/31/2005	Fiscal Year ended 7/31/2004
iShares FTSE/Xinhua China 25 Index Fund	13%	N/A
iShares Goldman Sachs Technology Index Fund	7%	5%
iShares Goldman Sachs Networking Index Fund	16%	12%
iShares Goldman Sachs Semiconductor Index Fund	10%	6%
iShares Goldman Sachs Software Index Fund	13%	11%
iShares Goldman Sachs Natural Resources Index Fund	8%	7%
iShares MSCI EAFE Index Fund	8%	7%
iShares MSCI EAFE Growth Index Fund	N/A	N/A
iShares MSCI EAFE Value Index Fund	N/A	N/A
iShares NYSE Composite Index Fund	5%	1%
iShares NYSE 100 Index Fund	7%	3%

[1]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the Dow Jones U.S. Consumer Cyclical Sector Index to the Dow Jones U.S. Consumer Services Index.
[2]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from Dow Jones U.S. Consumer Non-Cyclical Sector Index to the Dow Jones U.S. Consumer Goods Index.
[3]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citibank Growth Index.
[4]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citibank Value Index.
[5]	On December 16, 2005, the name of the iShares S&P 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citibank Growth Index.
[6]	On December 16, 2005, the name of the iShares S&P 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citibank Value Index.
[7]	On December 16, 2005, the name of the iShares S&P 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citibank Growth Index.
[8]	On December 16, 2005, the name of the iShares S&P 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citibank Value Index.

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware statutory trust on December 16, 1999. The Trust currently is comprised of over 70 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds. The Trust is currently registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name”, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each, a “Listing Exchange”) is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”), which constitutes a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund’s Underlying Index and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit”, which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the “Deposit Amount”, which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

BGFA, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant”. Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Each Fund, except the iShares FTSE/Xinhua China 25 Index Fund, iShares S&P 350 Europe Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financial Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund, is hereinafter referred to as a “Domestic Fund” and each of the iShares FTSE/Xinhua China 25 Index Fund, iShares S&P Europe 350 Index Fund, the iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund, is hereinafter referred to as a “Foreign Fund”. Orders to create Creation Unit Aggregations of the Foreign Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date”. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of Foreign Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Funds Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through Investors Bank to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date”. The Settlement Date is typically the third Business Day following the Transmittal Date. However, the Settlement Date for certain Funds (e.g., the iShares FTSE/Xinhua China 25 Index Fund) is typically the second Business Day following the Transmittal Date and each Fund reserves the right to settle transactions on a basis other than T+3. In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Investors Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Investors Bank no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if Investors Bank does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 10/100 of 1% (10 basis points) of the value of one Creation Unit at the time of creation.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which BGFA may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with Investors Bank the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or Investors Bank does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with Investors Bank, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which BGFA may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Investors Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for Foreign Funds. Fund Deposits in connection with the Foreign Funds will not be made either through the Clearing Process or through DTC. For each Fund, Investors Bank shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of Foreign Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which BGFA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor or BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, Investors Bank or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of shares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the “cash in lieu” portion of its investment. Investors will also bear the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fee for each of the Funds.

Name of Fund	Standard Creation Transaction Fee*	Maximum Creation Transaction Fee*
iShares Cohen & Steers Realty Majors Index Fund	$250	$1,000
iShares Dow Jones U.S. Total Market Index Fund	$5,000	$20,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Consumer Services Sector Index Fund1	$1,500	$6,000
iShares Dow Jones U.S. Consumer Goods Sector Index Fund2	$500	$2,000
iShares Dow Jones U.S. Energy Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Financial Sector Index Fund	$1,500	$6,000
iShares Dow Jones U.S. Healthcare Sector Index Fund	$750	$3,000
iShares Dow Jones U.S. Industrial Sector Index Fund	$1,500	$6,000
iShares Dow Jones U.S. Technology Sector Index Fund	$1,250	$5,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund	$250	$1,000
iShares Dow Jones U.S. Utilities Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Financial Services Index Fund	$1,000	$4,000
iShares Dow Jones U.S. Real Estate Index Fund	$500	$2,000
iShares Dow Jones Select Dividend Index Fund	$250	$1,000
iShares Dow Jones Transportation Average Index Fund	$200	$800
iShares FTSE/Xinhua China 25 Index Fund	$1,300	$5,200
iShares Goldman Sachs Technology Index Fund	$900	$3,600
iShares Goldman Sachs Networking Index Fund	$200	$800
iShares Goldman Sachs Semiconductor Index Fund	$250	$1,000
iShares Goldman Sachs Software Index Fund	$250	$1,000
iShares Goldman Sachs Natural Resources Index Fund	$500	$2,000
iShares KLD Select SocialSM Index Fund	$1,200	$4,800
iShares Morningstar Large Core Index Fund	$300	$1,200
iShares Morningstar Large Growth Index Fund	$300	$1,200
iShares Morningstar Large Value Index Fund	$300	$1,200
iShares Morningstar Mid Core Index Fund	$900	$3,600
iShares Morningstar Mid Growth Index Fund	$900	$3,600
iShares Morningstar Mid Value Index Fund	$800	$3,200
iShares Morningstar Small Core Index Fund	$1,400	$5,600
iShares Morningstar Small Growth Index Fund	$1,300	$5,200

[1]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the Dow Jones U.S. Consumer Cyclical Sector Index to the Dow Jones U.S. Consumer Services Index.
[2]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from Dow Jones U.S. Consumer Non-Cyclical Sector Index to the Dow Jones U.S. Consumer Goods Index.

Name of Fund	Standard Creation Transaction Fee*	Maximum Creation Transaction Fee*
iShares Morningstar Small Value Index Fund	$1,300	$5,200
iShares MSCI EAFE Index Fund	$22,000	$88,000
iShares MSCI EAFE Growth Index Fund	$12,800	$51,200
iShares MSCI EAFE Value Index Fund	$13,200	$52,800
iShares Nasdaq Biotechnology Index Fund	$350	$1,400
iShares NYSE Composite Index Fund	$6,500	$26,000
iShares NYSE 100 Index Fund	$500	$2,000
iShares Russell 3000 Index Fund	$5,000	$20,000
iShares Russell 3000 Growth Index Fund	$7,000	$28,000
iShares Russell 3000 Value Index Fund	$8,000	$32,000
iShares Russell 2000 Index Fund	$5,000	$20,000
iShares Russell 2000 Growth Index Fund	$4,000	$16,000
iShares Russell 2000 Value Index Fund	$4,000	$16,000
iShares Russell 1000 Index Fund	$3,000	$12,000
iShares Russell 1000 Growth Index Fund	$2,000	$8,000
iShares Russell 1000 Value Index Fund	$2,500	$10,000
iShares Russell Microcap™ Index Fund	$5,000	$20,000
iShares Russell Midcap Index Fund	$2,500	$10,000
iShares Russell Midcap Growth Index Fund	$1,600	$6,400
iShares Russell Midcap Value Index Fund	$2,300	$9,200
iShares S&P 100 Index Fund	$500	$2,000
iShares S&P 500 Index Fund	$1,500	$6,000
iShares S&P 500 Growth Index Fund[3]	$500	$2,000
iShares S&P 500 Value Index Fund[4]	$1,250	$5,000
iShares S&P MidCap 400 Index Fund	$1,250	$5,000
iShares S&P MidCap 400 Growth Index Fund[5]	$500	$2,000
iShares S&P MidCap 400 Value Index Fund[6]	$1,250	$5,000
iShares S&P SmallCap 600 Index Fund	$2,000	$8,000
iShares S&P SmallCap 600 Growth Index Fund[7]	$750	$3,000
iShares S&P SmallCap 600 Value Index Fund[8]	$1,250	$5,000
iShares S&P 1500 Index Fund	$6,000	$24,000
iShares S&P Global 100 Index Fund	$2,000	$8,000
iShares S&P Global Energy Sector Index Fund	$600	$2,400
iShares S&P Global Financial Sector Index Fund	$4,200	$16,800
iShares S&P Global Healthcare Sector Index Fund	$700	$2,800
iShares S&P Global Technology Sector Index Fund	$1,400	$5,600
iShares S&P Global Telecommunications Sector Index Fund	$900	$3,600
iShares S&P Europe 350 Index Fund	$12,000	$48,000
iShares S&P Latin America 40 Index Fund	$450	$1,800
iShares S&P/TOPIX 150 Index Fund	$3,000	$12,000

[3]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citibank Growth Index.
[4]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citibank Value Index.
[5]	On December 16, 2005, the name of the iShares S&P 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citibank Growth Index.
[6]	On December 16, 2005, the name of the iShares S&P 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citibank Value Index.
[7]	On December 16, 2005, the name of the iShares S&P 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citibank Growth Index.
[8]	On December 16, 2005, the name of the iShares S&P 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citibank Value Index.
*	If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Redemption of Shares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through Investors Bank and only on a Business Day. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, through the NSCC for Domestic Funds, and through the Distributor, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum redemption transaction fee for each of the Funds.

Name of Fund	Standard Redemption Transaction Fee*	Maximum Redemption Transaction Fee*
iShares Cohen & Steers Realty Majors Index Fund	$250	$1,000
iShares Dow Jones U.S. Total Market Index Fund	$5,000	$20,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Consumer Services Sector Index Fund[1]	$1,500	$6,000
iShares Dow Jones U.S. Consumer Goods Sector Index Fund[2]	$500	$2,000
iShares Dow Jones U.S. Energy Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Financial Sector Index Fund	$1,500	$6,000
iShares Dow Jones U.S. Healthcare Sector Index Fund	$750	$3,000
iShares Dow Jones U.S. Industrial Sector Index Fund	$1,500	$6,000
iShares Dow Jones U.S. Technology Sector Index Fund	$1,250	$5,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund	$250	$1,000
iShares Dow Jones U.S. Utilities Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Financial Services Index Fund	$1,000	$4,000
iShares Dow Jones U.S. Real Estate Index Fund	$500	$2,000
iShares Dow Jones Select Dividend Index Fund	$250	$1,000
iShares Dow Jones Transportation Average Index Fund	$200	$800
iShares FTSE/Xinhua China 25 Index Fund	$1,300	$5,200
iShares Goldman Sachs Technology Index Fund	$900	$3,600
iShares Goldman Sachs Networking Index Fund	$200	$800
iShares Goldman Sachs Semiconductor Index Fund	$250	$1,000
iShares Goldman Sachs Software Index Fund	$250	$1,000
iShares Goldman Sachs Natural Resources Index Fund	$500	$2,000
iShares KLD Select SocialSM Index Fund	$1,200	$4,800
iShares Morningstar Large Core Index Fund	$300	$1,200
iShares Morningstar Large Growth Index Fund	$300	$1,200
iShares Morningstar Large Value Index Fund	$300	$1,200
iShares Morningstar Mid Core Index Fund	$900	$3,600
iShares Morningstar Mid Growth Index Fund	$900	$3,600

[1]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the Dow Jones U.S. Consumer Cyclical Sector Index to the Dow Jones U.S. Consumer Services Index.
[2]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from Dow Jones U.S. Consumer Non-Cyclical Sector Index to the Dow Jones U.S. Consumer Goods Index.

Name of Fund	Standard Redemption Transaction Fee*	Maximum Redemption Transaction Fee*
iShares Morningstar Mid Value Index Fund	$800	$3,200
iShares Morningstar Small Core Index Fund	$1,400	$5,600
iShares Morningstar Small Growth Index Fund	$1,300	$5,200
iShares Morningstar Small Value Index Fund	$1,300	$5,200
iShares MSCI EAFE Index Fund	$22,000	$88,000
iShares MSCI EAFE Growth Index Fund	$12,800	$51,200
iShares MSCI EAFE Value Index Fund	$13,200	$52,800
iShares Nasdaq Biotechnology Index Fund	$350	$1,400
iShares NYSE Composite Index Fund	$6,500	$26,000
iShares NYSE 100 Index Fund	$500	$2,000
iShares Russell 3000 Index Fund	$5,000	$20,000
iShares Russell 3000 Growth Index Fund	$7,000	$28,000
iShares Russell 3000 Value Index Fund	$8,000	$32,000
iShares Russell 2000 Index Fund	$5,000	$20,000
iShares Russell 2000 Growth Index Fund	$4,000	$16,000
iShares Russell 2000 Value Index Fund	$4,000	$16,000
iShares Russell 1000 Index Fund	$3,000	$12,000
iShares Russell 1000 Growth Index Fund	$2,000	$8,000
iShares Russell 1000 Value Index Fund	$2,500	$10,000
iShares Russell Microcap™ Index Fund	$5,000	$20,000
iShares Russell Midcap Index Fund	$2,500	$10,000
iShares Russell Midcap Growth Index Fund	$1,600	$6,400
iShares Russell Midcap Value Index Fund	$2,300	$9,200
iShares S&P 100 Index Fund	$500	$2,000
iShares S&P 500 Index Fund	$1,500	$6,000
iShares S&P 500 Growth Index Fund[3]	$500	$2,000
iShares S&P 500 Value Index Fund[4]	$1,250	$5,000
iShares S&P MidCap 400 Index Fund	$1,250	$5,000
iShares S&P MidCap 400 Growth Index Fund[5]	$500	$2,000
iShares S&P MidCap 400 Value Index Fund[6]	$1,250	$5,000
iShares S&P SmallCap 600 Index Fund	$2,000	$8,000
iShares S&P SmallCap 600 Growth Index Fund[7]	$750	$3,000
iShares S&P SmallCap 600 Value Index Fund[8]	$1,250	$5,000
iShares S&P 1500 Index Fund	$6,000	$24,000
iShares S&P Global 100 Index Fund	$2,000	$8,000
iShares S&P Global Energy Sector Index Fund	$600	$2,400
iShares S&P Global Financials Sector Index Fund	$4,200	$16,800
iShares S&P Global Healthcare Sector Index Fund	$700	$2,800
iShares S&P Global Technology Sector Index Fund	$1,400	$5,600
iShares S&P Global Telecommunications Sector Index Fund	$900	$3,600
iShares S&P Europe 350 Index Fund	$12,000	$48,000
iShares S&P Latin America 40 Index Fund	$450	$1,800
iShares S&P/Topix 150 Index Fund	$3,000	$12,000

[3]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citibank Growth Index.
[4]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citibank Value Index.
[5]	On December 16, 2005, the name of the iShares S&P 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citibank Growth Index.
[6]	On December 16, 2005, the name of the iShares S&P 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citibank Value Index.
[7]	On December 16, 2005, the name of the iShares S&P 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citibank Growth Index.
[8]	On December 16, 2005, the name of the iShares S&P 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citibank Value Index.
*	If a Creation Unit is redeemed outside the usual process through the NSCC or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Placement of Redemption Orders for Domestic Funds Using the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by Investors Bank not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for Foreign Funds. Orders to redeem Creation Unit Aggregations of Foreign Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of Foreign Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by Investors Bank not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 10:00 a.m., Eastern time, on the next Business Day following the

Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for Foreign Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Foreign Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of Foreign Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund’s Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which BGFA may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of Investors Bank and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Investors Bank according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to Investors Bank by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to Investors Bank prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Investors Bank on such Transmittal Date. If, however, a redemption order is submitted to Investors Bank by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to Investors Bank by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of a Foreign Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the Foreign Fund is closed or are otherwise not Business Days for such Foreign Fund, stockholders may not be able to redeem their shares of such Foreign Fund, or to purchase and sell shares of such Foreign Fund on the Listing Exchange for the Foreign Fund, on days when the NAV of such Foreign Fund could be significantly affected by events in the relevant foreign markets.

Regular Holidays. Each Fund (except the iShares FTSE/Xinhua China 25 Index Fund) generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). The iShares FTSE/Xinhua China 25 Index Fund generally intends to effect delivery of Creation Units and Portfolio Securities on a basis of “T” plus two business days, because the normal settlement cycle for local securities trading in Hong Kong is T plus two business days. Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days (or two business days in the case of the iShares FTSE/Xinhua China 25 Index Fund) of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2006 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina				Netherlands
Apr 13	Jun 19	Dec 8		Apr 14	Dec 26
Apr 14	Aug 21	Dec 25		Apr 17
May 1	Oct 16			May 1
May 25	Nov 6			Dec 25

Australia				Norway
Jan 2	Apr 17	Oct 2		Apr 13	May 17	Dec 26
Jan 26	Apr 25	Nov 7		Apr 14	May 25
Mar 13	Jun12	Dec 25		Apr 17	Jun 5
Apr 14	Aug 7	Dec 26		May 1	Dec 25

Austria				Portugal
Jan 6	May 25	Oct 26	Dec 26	Apr 14	Dec 26
Apr 14	Jun 5	Nov 1	Dec 29	Apr 17
Apr 17	Jun 15	Dec 8		May 1
May 1	Aug 15	Dec 25		Dec 25

Belgium				Singapore
Apr 14				Jan 2	Apr 14	Dec 25
Apr 17				Jan 10	May 1
May 1				Jan 30	Aug 9
Dec 25				Jan 31	Oct 24

Brazil				Spain
Jan 25	Apr 21	Oct 12	Dec 29	Jan 6	Aug 15	Dec 8
Feb 27	May 1	Nov 2		Apr 14	Oct 12	Dec 25
Feb 28	Jun 15	Nov 15		Apr 17	Nov 1	Dec 26
Apr 14	Sep 7	Dec 25		May 1	Dec 6

Canada				Sweden
Jan 2	Aug 7	Dec 25		Jan 6	May 25	Dec 26
Apr 14	Sep 4	Dec 26		Apr 14	Jun 5
May 22	Oct 9			Apr 17	Jun 23
Jul 3	Nov 13			May 1	Dec 25

Chile				Switzerland
Apr 14	Aug 15	Nov 1		Jan 2	May 25	Dec 26
May 1	Sep 18	Dec 8		Apr 14	Jun 5
Jun 12	Sep 19	Dec 25		Apr 17	Aug 1
Jun 26	Oct 9			May 1	Dec 25

China
Jan 2	Jan 31
Jan 26	Feb 1-3
Jan 27	May 1-5
Jan 30

Denmark				Taiwan
Apr 13	May 25			Jan 26	Feb 1	May 1
Apr 14	Jun 5			Jan 27	Feb 2	May 31
Apr 17	Dec 25			Jan 30	Feb 28	Oct 6
May 12	Dec 26			Jan 31	Apr 5	Oct 10

Finland				United Kingdom
Jan 6	May 25	Dec 26		Jan 2	May 29
Apr 14	Jun 23			Apr 14	Aug 28
Apr 17	Dec 6			Apr 17	Dec 25
May 1	Dec 25			May 1	Dec 26

France				Greece
Apr 14	Dec 26			Jan 6	Apr 21	Aug 15
Apr 17				Mar 6	Apr 24	Dec 25
May 1				Apr 14	May 1	Dec 26
Dec 25				Apr 17	Jun 12

Germany				Indonesia
Apr 14	Dec 26			Jan 10	Apr 14	Oct 23	Dec 25
Apr 17				Jan 30	May 25	Oct 24	Dec 26
May 1				Mar 30	Aug 17	Oct 25
Dec 25				Apr 10	Aug 21	Oct 26

Hong Kong				New Zealand
Jan 2	Apr 14	May 31	Dec 26	Jan 2	Apr 17	Dec 25
Jan 30	Apr 17	Oct 2		Jan 3	Apr 25	Dec 26
Jan 31	May 1	Oct 30		Feb 6	Jun 5
Apr 5	May 5	Dec 25		Apr 14	Oct 23

Ireland				Philippines
Apr 14	Dec 25			Apr 13	Oct 24	Dec 25
Apr 17	Dec 26			Apr 14	Nov 1
May 1				May 1	Nov 2
Jun 5				Jun 12	Nov 30

Italy				South Africa
Apr 14	Dec 25			Jan 2	Apr 27	Sep 25
Apr 17	Dec 26			Mar 21	May 1	Dec 25
May 1				Apr 14	Jun 16	Dec 26
Aug 15				Apr 17	Aug 9

Japan				Thailand
Jan 2	May 3	Sep 18		Jan 2	Apr 13	May 5	Oct 23
Jan 3	May 4	Oct 9		Feb 13	Apr 14	May 15	Dec 5
Jan 9	May 5	Nov 3		Apr 6	Apr 15	Jul 10	Dec 11
Mar 21	Jul 17	Nov 23		Apr 6	May 1	Aug 14

South Korea				United States
Jan 30	Jun 1	Oct 3		Jan 2	May 29	Nov 23
Mar 1	Jun 6	Oct 5		Jan 16	Jul 4	Dec 25
May 1	Jul 17	Dec 25		Feb 20	Sep 4
May 5	Aug 15			Apr 14	Oct 9

Malaysia				Venezuela
Jan 2	Feb 1	Aug 31	Dec 25	Jan 9	Apr 19	Jun 26	Oct 12
Jan 10	Feb 2	Oct 23		Feb 27	May 1	Jul 5	Oct 30
Jan 30	Apr 11	Oct 24		Feb 28	May 29	Jul 24	Dec 11
Jan 31	May 1	Oct 25		Apr 13, 14	Jun 19	Aug 14	Dec 25

Mexico
Mar 21	Nov 20
Apr 13	Dec 1
Apr 14	Dec 12
May 1	Dec 25

Settlement Periods Greater than Seven Days for Year 2006

China	1/23/2006	2/6/2006	14
	1/24/2006	2/7/2006	14
	1/25/2006	2/8/2006	14
	4/26/2006	5/8/2006	12
	4/27/2006	5/9/2006	12
	4/28/2006	5/10/2006	12

Denmark	4/10/2006	4/18/2006	8
	4/11/2006	4/19/2006	8
	4/12/2006	4/20/2006	8

Indonesia	10/18/2006	10/29/2006	11
	10/19/2006	10/30/2006	11
	10/22/2006	10/31/2006	9

Japan	4/28/2006	5/8/2006	10
	5/1/2006	5/9/2006	8
	5/2/2006	5/10/2006	8

Malaysia	1/25/2006	5/3/2006	9
	1/26/2006	5/6/2006	11
	1/27/2006	5/7/2006	11

South Africa	4/7/2006	4/18/2006	11
	4/10/2006	4/19/2006	9
	4/11/2006	4/20/2006	9
	4/12/2006	4/21/2006	9
	4/13/2006	4/24/2006	11
	12/18/2006	12/27/2006	9
	12/19/2006	12/28/2006	9
	12/20/2006	12/31/2006	11
	12/21/2006	1/2/2007	12
	12/24/2006	1/3/2007	12

Taiwan	1/25/2006	2/3/2006	9

Taxes

Registered Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the company’s taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of each Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer of two or more issuers that are controlled by each Fund (within the meaning of Section 851(c)(2) of the Internal Revenue Code), and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships.

Taxation of RICs. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of each Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If each Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of each Fund’s net capital gains will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. A Fund’s dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first. The following Funds had tax basis net capital loss carryforwards as of March 31, 2005, the tax year-end for the Funds listed.

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Nasdaq Biotechnology	—	$2,280,865	$29,163,198	$11,433,188	$39,449,891	$82,327,142
Russell 3000	—	21,789,321	14,801,082	8,033,947	95,540	44,719,890
Russell 3000 Growth	—	4,176,050	6,607,675	2,294,465	912,481	13,990,671
Russell 3000 Value	—	—	342,893	144,266	—	487,159
Russell 2000	—	47,692,929	112,740,686	58,221,050	37,525,576	256,180,241
Russell 2000 Growth	—	14,797,300	71,115,684	4,816,733	24,783,806	115,513,523
Russell 2000 Value	—	—	8,463,729	43,266,719	—	51,730,448
Russell 1000	—	11,843,596	9,766,316	5,661,012	—	27,270,924
Russell 1000 Growth	—	20,107,067	68,492,707	23,134,640	16,442,144	128,176,558
Russell 1000 Value	—	—	—	5,924,591	—	5,924,591
Russell Midcap	—	—	614,823	1,554,124	—	2,168,947
Russell Midcap Growth	—	—	5,171,575	2,148,153	—	7,319,728
Russell Midcap Value	—	—	—	2,171,629	—	2,171,629

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
S&P 100	$—	$2,233,709	$3,096,882	$741,460	$—	$6,072,051
S&P 500	—	12,285,230	109,148,380	24,267,905	—	145,701,515
S&P 500 Growth[3]	—	9,841,895	24,099,560	22,385,792	3,301,881	59,629,128
S&P 500 Value[4]	—	1,138,888	23,315,922	21,337,049	—	45,791,859
S&P MidCap 400	—	—	3,750,580	12,306,033	—	16,056,613
S&P MidCap 400 Growth[5]	—	11,111,322	22,971,325	27,402,832	7,127,634	68,613,113
S&P MidCap 400 Value[6]	—	$1,442,036	4,082,966	21,364,144	1,843,451	28,732,597
S&P SmallCap 600	—	—	22,518,424	5,484,940	—	28,003,364
S&P SmallCap 600 Growth[7]	—	4,230,989	8,134,573	21,742,657	2,364,181	36,472,400
S&P SmallCap 600 Value[8]	—	4,241,868	12,218,694	15,717,553	3,277,415	35,455,530
S&P Global 100	—	329,587	1,022,865	1,200,075	670,309	3,222,836
S&P Global Energy Sector	—	—	37,853	113,031	43,806	194,690
S&P Global Financials Sector	—	—	148,034	105,686	20,625	274,345
S&P Global Healthcare Sector	—	—	147,652	235,701	483,846	867,199
S&P Global Technology Sector	—	—	114,472	244,568	111,285	470,325
S&P Global Telecommunications Sector	—	—	387,475	231,569	—	619,044
S&P Europe 350	—	187,234	2,116,359	8,843,656	—	11,147,249
S&P Latin America 40	—	—	29,834	187,237	95,728	312,799
S&P/TOPIX 150	—	—	276,198	17,138	175,929	469,265
S&P 1500	—	—	—	—	152,099	152,099

The following Funds had tax basis net capital loss carryforwards as of April 30, 2005, the tax year-end for the Funds listed:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Cohen & Steers Realty Majors	$—	$—	$—	$—	$519,068	$519,068
Dow Jones U.S. Total Market	—	2,220,191	2,507,100	728,202	1,282,114	6,737,607
Dow Jones U.S. Basic Materials Sector	—	47,909	474,468	213,728	—	736,105
Dow Jones U.S. Consumer Services Sector1	—	214,348	640,467	434,021	590,495	1,879,331
Dow Jones U.S. Consumer Goods Sector2	12,169	410,794	786,981	439,017	331,603	1,980,564
Dow Jones U.S. Energy Sector	—	—	3,320,390	124,959	—	3,445,349
Dow Jones U.S. Financial Sector	—	—	399,360	1,394,734	—	1,794,094
Dow Jones U.S. Healthcare Sector	—	—	—	799,884	—	799,884
Dow Jones U.S. Industrial Sector	—	1,834,072	1,969,601	—	3,141,753	6,945,426

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Dow Jones U.S. Financial Services	$—	$—	$373,238	$836,670	$—	$1,209,908
Dow Jones U.S. Real Estate	—	—	818,229	205,504	373,019	1,396,752
Dow Jones U.S. Technology Sector	—	3,803,426	10,610,555	1,952,962	2,052,426	18,419,369
Dow Jones U.S. Telecommunications Sector	—	10,297,961	12,363,187	998,718	376,854	24,036,720
Dow Jones U.S. Utilities Sector	—	165,391	5,246,921	8,539,740	1,702,578	15,654,630
Dow Jones U.S. Select Dividend	—	—	—	—	842,993	842,993
Dow Jones Transportation Average	—	—	—	—	206,601	206,601
Morningstar Large Core	—	—	—	—	39,699	39,699
Morningstar Large Growth	—	—	—	—	54,115	54,115
Morningstar Large Value	—	—	—	—	18,851	18,851
Morningstar Mid Core	—	—	—	—	20,026	20,026
Morningstar Mid Growth	—	—	—	—	14,863	14,863
Morningstar Mid Value	—	—	—	—	9,742	9,742
Morningstar Small Core	—	—	—	—	12,494	12,494
Morningstar Small Growth	—	—	—	—	37,247	37,247
Morningstar Small Value	—	—	—	—	18,678	18,678

[1]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the Dow Jones U.S. Consumer Cyclical Sector Index to the Dow Jones U.S. Consumer Services Index.
[2]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from Dow Jones U.S. Consumer Non-Cyclical Sector Index to the Dow Jones U.S. Consumer Goods Index.
[3]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citibank Growth Index.
[4]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citibank Value Index.
[5]	On December 16, 2005, the name of the iShares S&P 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citibank Growth Index.
[6]	On December 16, 2005, the name of the iShares S&P 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citibank Value Index.
[7]	On December 16, 2005, the name of the iShares S&P 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citibank Growth Index.
[8]	On December 16, 2005, the name of the iShares S&P 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citibank Value Index.

The Funds had tax basis net capital loss carryforwards at July 31, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Goldman Sachs Technology	$638,692	$1,579,887	$2,523,700	$143,622	$4,885,901
Goldman Sachs Networking	130,370	5,798,354	3,242,309	981,871	10,152,904
Goldman Sachs Semiconductor	175,882	472,453	510,075	2,373	1,160,783
Goldman Sachs Software	—	797,714	761,567	—	1,559,281
Goldman Sachs Natural Resources	—	256,427	187,450	—	443,877
MSCI EAFE	55,269	37,219,384	35,720,616	150,352	73,145,621
NYSE Composite	—	—	—	27,439	27,439
NYSE 100	—	—	25,021	—	25,021

Funds Holding Foreign Investments. Each Fund, but in particular the iShares FTSE/Xinhua China 25 Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund, may be subject to foreign income taxes withheld at the source. Each Fund that is permitted to do so will elect to “pass through” to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the shares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s foreign income taxes. A foreign person who invests in a Fund that elects to “pass through” its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund’s gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as “passive” or “financial services” income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund’s foreign income taxes. Recent tax legislation could change the characterization of Fund distributions in applying the foreign tax credit limitation in taxable years beginning after December 31, 2006.

If any Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies”, the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a “qualified electing fund”, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Federal Tax Treatment of Complex Securities. Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund’s fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Determination of NAV

The NAV for each Fund is calculated by deducting all of a Fund’s liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although each Fund reserves the right to calculate its NAV to more than two decimal places. The NAV for each Fund will generally be determined once daily Monday through Friday as of the the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time.

In calculating a Fund’s NAV, the Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

Financial Statements

Each of the Fund’s audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, a registered public accounting firm, are hereby incorporated by reference in this Statement of Additional Information. The Annual Report to Shareholders is delivered with this Statement of Additional Information to shareholders requesting this Statement of Additional Information.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019 is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, located at Three Embarcadero Center, San Francisco, CA 94111, serves as the independent auditor of the Trust. They audit the Funds’ financial statements and may perform other services.

BGI-F-042-03006